UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: July 31, 2022

Date of reporting period: January 31, 2022

Item 1.	Reports to Stockholders.

January 31, 2022

SEMI-ANNUAL REPORT

Adviser Managed Trust

❯	Tactical Offensive Equity Fund

❯	Tactical Offensive Core Fixed Income Fund

❯	Tactical Offensive Enhanced Fixed Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.5%
Australia — 0.8%
Ampol	4,178	$87
APA Group	24,080	162
Aristocrat Leisure Ltd	12,236	348
ASX Ltd	3,989	234
Aurizon Holdings Ltd	33,573	83
AusNet Services	40,155	74
Australia & New Zealand Banking Group Ltd	57,470	1,074
BHP Group	59,451	1,941
BlueScope Steel Ltd	10,377	134
Brambles Ltd	29,558	201
Cochlear Ltd	1,346	183
Coles Group Ltd	27,128	310
Commonwealth Bank of Australia	35,771	2,362
Computershare Ltd	11,190	154
Crown Resorts Ltd	7,984	68
CSL	9,612	1,763
Dexus ‡	20,849	151
Domino's Pizza Enterprises Ltd	1,260	92
Endeavour Group	24,186	107
Evolution Mining	36,613	90
Fortescue Metals Group Ltd	34,407	482
Goodman Group ‡	32,679	534
GPT Group ‡	39,635	139
IDP Education	4,176	86
Insurance Australia Group	50,739	152
James Hardie Industries PLC	9,033	299
Lendlease	14,991	105
Macquarie Group Ltd	7,107	919
Magellan Financial Group	2,985	39
Medibank Pvt Ltd	49,771	108
Mirvac Group ‡	75,075	138
National Australia Bank Ltd	66,588	1,273
Newcrest Mining Ltd	16,652	253

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northern Star Resources	21,074	$123
Orica	9,230	90
Origin Energy Ltd	36,417	144
Qantas Airways	19,465	66
QBE Insurance Group Ltd	30,004	235
Ramsay Health Care	3,723	165
REA Group	1,011	103
Reece	6,058	93
Rio Tinto Ltd	7,529	592
Santos Ltd	64,104	322
Scentre Group ‡	98,587	203
SEEK Ltd	6,900	141
Sonic Healthcare	9,308	249
South32	93,173	253
Stockland ‡	45,640	130
Suncorp Group Ltd	26,271	204
Sydney Airport	27,199	166
Tabcorp Holdings	43,982	152
Telstra Corp Ltd	86,151	238
Transurban Group	61,610	540
Treasury Wine Estates Ltd	13,058	98
Vicinity Centres ‡	88,352	101
Washington H Soul Pattinson & Co Ltd	4,398	85
Wesfarmers Ltd	22,681	842
Westpac Banking	74,085	1,060
WiseTech Global	3,378	108
Woodside Petroleum Ltd	19,617	347
Woolworths Group Ltd	25,647	622
Xero *	2,713	216
		21,833

Austria — 0.0%
Erste Group Bank AG	6,999	323
OMV	3,023	183
Raiffeisen Bank International AG	3,089	86
Verbund AG	1,405	148
voestalpine AG	2,020	66
		806

Belgium — 0.1%
Ageas	3,588	171
Anheuser-Busch InBev SA/NV	15,401	962
Argenx *	883	232
Elia Group	714	96
Etablissements Franz Colruyt	1,276	52
Groupe Bruxelles Lambert SA	2,156	229
KBC Group NV	5,074	438
Proximus SADP	3,526	72
Sofina	318	126
Solvay SA	1,425	170
UCB SA	2,426	239
Umicore SA	3,801	142
		2,929

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China — 0.0%
China Lumena New Materials Corp *(A)	30,699	$–
Futu Holdings ADR *	1,000	43
		43

Denmark — 0.3%
Ambu, Cl B	3,495	73
AP Moller - Maersk A/S, Cl B	118	421
AP Moller - Maersk A/S, Cl A	60	200
Carlsberg A/S, Cl B	2,043	329
Chr Hansen Holding A/S	2,080	166
Coloplast A/S, Cl B	2,412	348
Danske Bank A/S	13,200	254
Demant A/S *	1,921	84
DSV	4,074	821
Genmab A/S *	1,330	447
GN Store Nord	2,427	146
Novo Nordisk A/S, Cl B	33,938	3,355
Novozymes A/S, Cl B	4,181	285
Orsted A/S	3,836	404
Pandora A/S	2,038	219
ROCKWOOL International, Cl B	164	63
Tryg A/S	7,393	174
Vestas Wind Systems	20,434	545
		8,334

Finland — 0.1%
Elisa	2,715	159
Fortum	9,063	244
Kesko, Cl B	5,563	174
Kone, Cl B	6,893	442
Neste Oyj	8,585	383
Nokia	109,175	642
Orion Oyj, Cl B	2,398	97
Sampo Oyj, Cl A	10,112	497
Stora Enso, Cl R	10,982	221
UPM-Kymmene	10,842	391
Wartsila Abp	10,203	124
		3,374

France — 1.4%
Accor SA	3,044	110
Aeroports de Paris	686	92
Air Liquide	9,560	1,622
Alstom SA	6,223	200
Amundi SA	1,069	82
Arkema SA	1,322	193
AXA SA	39,089	1,225
BioMerieux	940	110
BNP Paribas SA	22,700	1,603
Bollore SA	20,354	109
Bouygues SA	4,293	150
Bureau Veritas	5,606	159
Capgemini SE	3,243	718

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carrefour SA	12,889	$244
Cie de Saint-Gobain	10,240	685
Cie Generale des Etablissements Michelin SCA	3,434	569
CNP Assurances	3,599	88
Covivio ‡	1,193	99
Credit Agricole SA	25,367	378
Danone SA	13,208	818
Dassault Aviation	538	63
Dassault Systemes	13,417	638
Edenred	5,033	214
Eiffage SA	1,626	169
Electricite de France SA	9,081	87
Engie SA	37,007	562
EssilorLuxottica SA	5,763	1,078
Eurazeo SE	837	66
Eurofins Scientific	2,718	270
Euronext	1,714	164
Faurecia	344	15
Faurecia SA	2,068	90
Gecina SA ‡	950	128
Getlink SE	8,391	131
Hermes International	640	946
Ipsen	865	84
Kering	1,515	1,115
Klepierre SA ‡	4,302	113
La Francaise des Jeux SAEM	1,990	82
Legrand	5,417	545
L'Oreal SA	5,087	2,149
LVMH Moet Hennessy Louis Vuitton	5,594	4,531
Orange SA	40,488	473
Orpea	891	39
Pernod Ricard SA	4,233	897
Publicis Groupe	4,589	307
Remy Cointreau SA	518	107
Renault SA	3,676	144
Safran SA	6,909	826
Sanofi	22,882	2,379
Sartorius Stedim Biotech	545	237
Schneider Electric SE	10,867	1,819
SEB SA	572	86
Societe Generale SA	16,021	587
Sodexo SA	1,690	155
Stellantis	18,994	361
STMicroelectronics	13,819	639
Teleperformance	1,164	435
Thales SA	2,016	184
TotalEnergies	50,377	2,836
Ubisoft Entertainment SA *	1,705	97
Valeo	4,692	129
Veolia Environnement SA	13,302	476
Vinci SA	10,753	1,165

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vivendi SA	16,141	$210
Wendel SA	582	63
Worldline *	4,931	236
		37,381

Germany — 1.1%
adidas AG	3,845	1,044
Allianz	8,317	2,120
Aroundtown SA	18,825	115
BASF	18,544	1,404
Bayer	19,844	1,198
Bayerische Motoren Werke	6,700	698
Bechtle	1,668	99
Beiersdorf AG	1,987	196
Brenntag AG	3,031	257
Carl Zeiss Meditec	772	122
Commerzbank AG	20,607	175
Continental AG	2,243	213
Covestro	3,842	228
Daimler Truck Holding *	8,634	304
Delivery Hero *	3,286	250
Deutsche Bank AG *	41,886	575
Deutsche Boerse AG	3,847	678
Deutsche Lufthansa AG	13,820	105
Deutsche Post	20,015	1,189
Deutsche Telekom AG	67,297	1,258
E.ON SE	45,486	623
Evonik Industries AG	4,333	140
Fresenius Medical Care AG & Co KGaA	3,982	268
Fresenius SE & Co KGaA	8,285	340
GEA Group AG	3,158	148
Hannover Rueck SE	1,150	229
HeidelbergCement AG	2,835	195
HelloFresh *	3,360	220
Henkel AG & Co KGaA	1,974	155
Infineon Technologies	26,368	1,074
KION Group	1,324	121
Knorr-Bremse	1,478	149
LANXESS AG	1,726	104
LEG Immobilien	1,518	200
Mercedes-Benz Group	17,268	1,354
Merck KGaA	2,616	569
MTU Aero Engines AG	1,023	215
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,833	886
Nemetschek	1,320	120
Puma SE	2,153	227
QIAGEN *	4,505	221
Rational	104	86
RWE AG	13,029	545
SAP SE	21,051	2,605
Scout24	1,770	104
Siemens	15,424	2,419

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Siemens Energy *	8,173	$181
Siemens Healthineers AG	5,727	364
Symrise, Cl A	2,615	311
Telefonica Deutschland Holding AG	22,176	63
Uniper SE	1,740	78
United Internet AG	1,652	64
Volkswagen AG	648	185
Vonovia SE	14,932	843
Zalando *	4,504	353
		27,987

Greece — 0.0%
FF Group *	1,785	–

Hong Kong — 0.4%
AIA Group Ltd	243,800	2,522
BOC Hong Kong Holdings Ltd	73,000	281
Budweiser Brewing APAC	39,100	103
China Huishan Dairy Holdings Co Ltd * (A)	228,000	–
Chow Tai Fook Jewellery Group	43,000	75
CK Asset Holdings Ltd	39,737	264
CK Hutchison Holdings Ltd	55,000	389
CK Infrastructure Holdings Ltd	15,500	95
CLP Holdings	33,500	335
ESR Cayman *	41,200	139
Galaxy Entertainment Group Ltd	43,000	247
Hanergy Thin Film Power Group Ltd * (A)	444,000	–
Hang Lung Properties Ltd	46,000	98
Hang Seng Bank Ltd	15,200	300
Henderson Land Development Co Ltd	26,000	114
HK Electric Investments & HK Electric Investments Ltd	57,000	57
HKT Trust & HKT Ltd	86,000	117
Hong Kong & China Gas	228,095	351
Hong Kong Exchanges & Clearing Ltd	24,300	1,366
Link ‡	43,354	371
Melco Resorts & Entertainment ADR *	4,900	52
MTR Corp Ltd	29,500	159
New World Development	29,500	120
Power Assets Holdings	26,500	163
Sands China Ltd	46,400	128
Sino Land Co Ltd	55,170	71
SITC International Holdings	26,000	98
Sun Hung Kai Properties Ltd	26,500	322
Swire Pacific Ltd, Cl A	10,500	63
Swire Properties Ltd	27,000	72
Techtronic Industries Co Ltd	28,000	460
WH Group Ltd	173,178	115
Wharf Real Estate Investment Co Ltd	31,000	147
Xinyi Glass Holdings	38,000	100
		9,294

Ireland — 0.7%
Accenture PLC, Cl A	30,747	10,871

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CRH PLC	15,851	$789
Eaton Corp PLC	19,128	3,030
Experian PLC	18,667	772
Jazz Pharmaceuticals PLC *	2,800	389
Kerry Group PLC, Cl A	3,231	406
Paddy Power Betfair PLC *	3,376	508
Pentair PLC	7,800	497
Perrigo PLC	6,800	259
Smurfit Kappa Group PLC	4,992	261
		17,782

Israel — 0.1%
Azrieli Group	926	83
Bank Hapoalim BM	21,628	222
Bank Leumi Le-Israel	29,890	318
Check Point Software Technologies *	2,200	266
Elbit Systems Ltd	611	101
ICL Group	14,825	133
Israel Discount Bank, Cl A	24,409	162
Mizrahi Tefahot Bank Ltd	2,957	113
Nice Ltd *	1,263	321
Teva Pharmaceutical Industries ADR *	20,900	176
Wix.com Ltd *	3,800	499
		2,394

Italy — 0.3%
Amplifon	2,536	107
Assicurazioni Generali SpA	22,450	468
Atlantia SpA	10,153	187
CNH Industrial NV	20,790	311
Davide Campari-Milano	9,720	121
DiaSorin	576	88
Enel SpA	164,208	1,248
Eni SpA	51,066	762
EXOR NV	2,071	171
Ferrari	2,551	580
FinecoBank Banca Fineco	11,458	190
Infrastrutture Wireless Italiane	6,845	73
Intesa Sanpaolo SpA	333,806	980
Mediobanca Banca di Credito Finanziario	11,301	128
Moncler SpA	4,178	264
Nexi *	8,515	123
Poste Italiane	9,467	126
Prysmian SpA	5,218	174
Recordati Industria Chimica e Farmaceutica	1,874	104
Snam SpA	40,114	223
Stellantis	22,069	420
Telecom Italia	191,866	90
Terna - Rete Elettrica Nazionale	26,837	209
UniCredit SpA	43,184	677
		7,824

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan — 2.8%
Advantest	4,000	$332
Aeon Co Ltd	13,300	301
AGC Inc/Japan	4,000	182
Aisin	2,900	104
Ajinomoto Co Inc	8,900	247
ANA Holdings Inc	3,200	67
Asahi Group Holdings	9,300	377
Asahi Intecc Co Ltd	4,400	74
Asahi Kasei	24,800	241
Astellas Pharma Inc	37,700	606
Azbil	2,500	97
Bandai Namco Holdings Inc	4,100	285
Benefit One	1,600	48
Bridgestone Corp	11,600	505
Brother Industries Ltd	5,100	93
Canon Inc	20,300	477
Capcom	3,600	86
Central Japan Railway Co	2,900	381
Chiba Bank Ltd/The	11,300	72
Chubu Electric Power Co Inc	12,300	123
Chugai Pharmaceutical Co Ltd	13,600	438
Concordia Financial Group Ltd	23,700	96
Cosmos Pharmaceutical	400	50
CyberAgent	7,600	87
Dai Nippon Printing	4,000	95
Daifuku Co Ltd	2,000	137
Dai-ichi Life Holdings Inc	20,200	451
Daiichi Sankyo Co Ltd	35,400	788
Daikin Industries Ltd	5,000	1,034
Daito Trust Construction Co Ltd	1,300	148
Daiwa House Industry	10,900	316
Daiwa House Investment Corp, Cl A ‡	45	134
Daiwa Securities Group	29,700	178
Denso Corp	8,800	649
Dentsu Group	4,100	140
Disco Corp	600	162
East Japan Railway Co	6,100	346
Eisai Co Ltd	4,800	241
ENEOS Holdings	60,400	239
FANUC	3,900	760
Fast Retailing	1,200	698
Fuji Electric Co Ltd	2,600	137
FUJIFILM Holdings Corp	7,300	483
Fujitsu Ltd	4,000	521
GLP J-REIT ‡	83	133
GMO Payment Gateway	900	77
Hakuhodo DY Holdings Inc	4,800	72
Hamamatsu Photonics KK	2,600	132
Hankyu Hanshin Holdings Inc	4,300	124
Hikari Tsushin Inc	400	48
Hino Motors Ltd	4,500	39

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hirose Electric	700	$103
Hitachi Construction Machinery Co Ltd	2,500	63
Hitachi Ltd	19,500	1,005
Hitachi Metals Ltd	5,000	90
Honda Motor Co Ltd	32,900	958
Hoshizaki	1,100	81
Hoya	7,500	960
Hulic Co Ltd	7,900	76
Ibiden	2,200	120
Idemitsu Kosan	4,400	112
Iida Group Holdings Co Ltd	3,100	64
Inpex	21,000	211
Isuzu Motors Ltd	12,000	145
Ito En	1,200	64
ITOCHU Corp	24,100	767
Itochu Techno-Solutions	2,200	59
Japan Airlines	3,100	58
Japan Exchange Group Inc	10,100	206
Japan Metropolitan Fund Invest ‡	145	122
Japan Post Bank Co Ltd	9,400	92
Japan Post Holdings Co Ltd	47,600	404
Japan Post Insurance	5,200	91
Japan Real Estate Investment ‡	25	137
Japan Tobacco Inc	24,300	484
JFE Holdings Inc	8,900	113
JSR	4,200	138
Kajima Corp	8,100	97
Kakaku.com	3,100	63
Kansai Electric Power Co Inc/The	14,600	137
Kansai Paint Co Ltd	4,100	84
Kao	9,800	488
KDDI Corp	32,600	1,031
Keio Corp	1,800	80
Keisei Electric Railway Co Ltd	3,000	84
Keyence Corp	3,900	1,971
Kikkoman Corp	3,000	224
Kintetsu Group Holdings Co Ltd	3,300	95
Kirin Holdings Co Ltd	15,800	252
Kobayashi Pharmaceutical Co Ltd	1,100	85
Kobe Bussan	2,800	87
Koei Tecmo Holdings	1,170	42
Koito Manufacturing Co Ltd	2,000	99
Komatsu Ltd	17,800	434
Konami Holdings Corp	1,700	90
Kose Corp	600	54
Kubota	20,900	443
Kurita Water Industries Ltd	2,100	85
Kyocera Corp	6,600	403
Kyowa Hakko Kirin Co Ltd	5,100	126
Lasertec	1,500	326
Lawson Inc	1,100	48
Lion Corp	5,100	66

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lixil	5,000	$113
M3 Inc	8,900	336
Makita Corp	4,300	159
Marubeni Corp	31,200	319
Mazda Motor	9,900	76
McDonald's Holdings Co Japan Ltd	1,500	65
Medipal Holdings Corp	4,200	75
MEIJI Holdings Co Ltd	2,500	155
Mercari *	2,000	74
MINEBEA MITSUMI Inc	6,900	166
MISUMI Group	5,800	186
Mitsubishi Chemical Holdings Corp	26,200	204
Mitsubishi Corp	25,500	858
Mitsubishi Electric Corp	37,000	460
Mitsubishi Estate Co Ltd	24,100	347
Mitsubishi Gas Chemical	3,300	62
Mitsubishi HC Capital	13,800	71
Mitsubishi Heavy Industries Ltd	6,700	180
Mitsubishi UFJ Financial Group Inc	246,800	1,480
Mitsui & Co Ltd	31,700	785
Mitsui Chemicals Inc	3,300	87
Mitsui Fudosan Co Ltd	18,600	395
Miura	2,000	58
Mizuho Financial Group Inc	48,790	656
MonotaRO Co Ltd	4,800	77
MS&AD Insurance Group Holdings Inc	8,800	300
Murata Manufacturing Co Ltd	11,600	860
NEC Corp	4,900	189
Nexon Co Ltd	9,700	181
NGK Insulators Ltd	5,900	99
Nidec	9,000	788
Nihon M&A Center Holdings	5,800	90
Nintendo Co Ltd	2,300	1,121
Nippon Building Fund ‡	29	167
NIPPON EXPRESS HOLDINGS INC	1,600	94
Nippon Paint Holdings Co Ltd	17,600	139
Nippon Prologis Inc ‡	43	134
Nippon Sanso Holdings	3,200	63
Nippon Shinyaku	1,100	71
Nippon Steel Corp	17,400	280
Nippon Telegraph & Telephone Corp	26,000	737
Nippon Yusen	3,100	239
Nissan Chemical	2,400	129
Nissan Motor Co Ltd	44,100	232
Nisshin Seifun Group Inc	4,600	64
Nissin Foods Holdings Co Ltd	1,400	99
Nitori Holdings Co Ltd	1,600	228
Nitto Denko Corp	3,100	238
Nomura Holdings Inc	58,700	257
Nomura Real Estate Holdings Inc	1,800	42
Nomura Real Estate Master Fund ‡	77	106
Nomura Research Institute Ltd	6,800	234

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NTT Data	12,100	$230
Obayashi Corp	11,700	94
Obic Co Ltd	1,400	228
Odakyu Electric Railway Co Ltd	5,500	96
Oji Holdings Corp	15,400	81
Olympus Corp	22,800	504
Omron Corp	3,800	274
Ono Pharmaceutical Co Ltd	7,300	176
Open House Group	1,600	82
Oracle Corp Japan	900	67
Oriental Land Co Ltd/Japan	4,000	690
ORIX	24,800	507
Orix J-REIT ‡	60	86
Osaka Gas Co Ltd	7,000	119
Otsuka Corp	2,400	96
Otsuka Holdings	7,800	265
Pan Pacific International Holdings Corp	7,800	104
Panasonic Corp	44,800	487
Persol Holdings Co Ltd	3,700	94
Pola Orbis Holdings Inc	1,500	22
Rakuten Group	16,200	139
Recruit Holdings Co Ltd	27,400	1,331
Renesas Electronics Corp *	25,500	287
Resona Holdings Inc	39,400	168
Ricoh Co Ltd	12,200	102
Rinnai Corp	700	62
Rohm Co Ltd	1,700	140
Ryohin Keikaku	5,300	75
Santen Pharmaceutical Co Ltd	8,100	91
SBI Holdings Inc/Japan	4,500	115
SCSK	3,300	55
Secom	4,300	302
Seiko Epson Corp	4,900	75
Sekisui Chemical Co Ltd	7,800	135
Sekisui House	12,100	243
Seven & i Holdings Co Ltd	15,300	743
SG Holdings Co Ltd	6,200	131
Sharp Corp/Japan	4,100	45
Shimadzu Corp	4,900	175
Shimano Inc	1,500	333
Shimizu Corp	12,600	83
Shin-Etsu Chemical	7,200	1,190
Shionogi & Co Ltd	5,300	296
Shiseido Co Ltd	8,100	405
Shizuoka Bank Ltd/The	9,500	74
SMC Corp/Japan	1,200	660
SoftBank	58,100	723
SoftBank Group Corp	24,300	1,057
Sohgo Security Services Co Ltd	1,600	58
Sompo Holdings Inc	6,500	302
Sony Group	25,400	2,804
Square Enix Holdings	1,500	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stanley Electric Co Ltd	3,000	$69
Subaru Corp	12,200	221
SUMCO Corp	6,700	121
Sumitomo Chemical Co Ltd	28,600	143
Sumitomo Corp	21,800	335
Sumitomo Dainippon Pharma	3,900	42
Sumitomo Electric Industries	14,300	188
Sumitomo Metal Mining Co Ltd	5,100	232
Sumitomo Mitsui Financial Group Inc	26,400	942
Sumitomo Mitsui Trust Holdings Inc	6,400	220
Sumitomo Realty & Development	5,800	178
Suntory Beverage & Food Ltd	2,500	96
Suzuki Motor Corp	7,100	300
Sysmex Corp	3,400	320
T&D Holdings	11,100	163
Taisei	3,500	114
Taisho Pharmaceutical Holdings	800	39
Takeda Pharmaceutical Co Ltd	31,900	921
TDK Corp	7,900	281
Terumo Corp	13,100	473
TIS	4,600	120
Tobu Railway Co Ltd	3,400	79
Toho Co Ltd/Tokyo	2,600	100
Tokio Marine Holdings Inc	12,700	753
Tokyo Century Corp	500	24
Tokyo Electric Power Holdings *	25,800	69
Tokyo Electron Ltd	3,000	1,425
Tokyo Gas	7,100	143
Tokyu Corp	10,300	136
TOPPAN Inc	6,000	113
Toray Industries Inc	26,500	167
Toshiba	8,300	341
Tosoh Corp	4,600	71
TOTO Ltd	2,700	115
Toyo Suisan Kaisha Ltd	2,000	82
Toyota Industries Corp	2,900	224
Toyota Motor Corp	213,700	4,165
Toyota Tsusho Corp	4,100	164
Trend Micro Inc/Japan	2,800	147
Tsuruha Holdings Inc	800	64
Unicharm Corp	8,200	315
USS Co Ltd	5,000	81
Welcia Holdings	2,200	59
West Japan Railway Co	4,300	179
Yakult Honsha Co Ltd	2,700	136
Yamaha	2,800	126
Yamaha Motor Co Ltd	5,900	139
Yamato Holdings Co Ltd	5,700	121
Yaskawa Electric Corp	4,600	190
Yokogawa Electric Corp	5,200	84
Z Holdings	54,400	272

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZOZO Inc	2,600	$68
		74,437

Luxembourg — 0.0%
Tenaris SA	9,677	117

Netherlands — 0.8%
ABN AMRO Group NV	8,940	143
Adyen NV *	399	800
Aegon NV	35,128	197
Airbus SE	11,897	1,495
Akzo Nobel NV	3,867	397
ArcelorMittal	14,547	427
ASM International	960	325
ASML Holding NV	8,338	5,554
Heineken	5,252	559
Heineken Holding NV	2,203	192
IMCD	1,140	195
ING Groep NV	78,846	1,155
InPost *	4,272	34
JDE Peet's	1,527	46
Just Eat Takeaway.com *	3,435	167
Koninklijke Ahold Delhaize	21,161	682
Koninklijke DSM NV	3,535	658
Koninklijke KPN NV	69,975	230
Koninklijke Philips NV	18,429	607
NN Group NV	5,299	294
NXP Semiconductors NV	12,700	2,609
Prosus	18,829	1,550
Randstad NV	2,271	147
Unibail-Rodamco-Westfield ‡	2,583	195
Unilever	29,727	1,512
Universal Music Group	14,722	360
Wolters Kluwer NV	5,418	548
		21,078

New Zealand — 0.0%
Auckland International Airport Ltd *	26,544	125
Fisher & Paykel Healthcare Corp Ltd	11,481	209
Mercury NZ	10,297	38
Meridian Energy Ltd	23,040	66
Ryman Healthcare Ltd	9,192	60
Spark New Zealand Ltd	33,914	96
		594

Norway — 0.1%
Adevinta, Cl B *	5,490	57
Aker BP ASA	2,521	87
DNB Bank	18,875	446
Equinor	19,808	546
Gjensidige Forsikring ASA	4,579	111
Mowi ASA	8,257	201
Norsk Hydro ASA	27,569	210
Orkla ASA	15,481	147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schibsted, Cl A	1,540	$45
Schibsted ASA, Cl B	2,251	59
Telenor ASA	14,262	235
Yara International ASA	3,311	169
		2,313

Panama — 0.0%
Copa Holdings SA, Cl A *	1,800	150

Portugal — 0.0%
EDP - Energias de Portugal SA	56,534	288
EDP Renovaveis	5,855	122
Galp Energia SGPS	9,071	99
Jeronimo Martins SGPS SA	5,764	138
		647

Singapore — 0.2%
Ascendas Real Estate Investment Trust ‡	68,667	140
CapitaLand Integrated Commercial Trust ‡	89,859	129
Capitaland Investment *	47,399	121
City Developments Ltd	5,800	30
DBS Group Holdings Ltd	36,511	950
Genting Singapore Ltd	140,000	76
Hongkong Land Holdings Ltd	21,100	114
Jardine Matheson Holdings Ltd	4,300	253
Keppel Corp Ltd	26,100	109
Mapletree Commercial Trust ‡	49,800	66
Mapletree Logistics Trust ‡	64,458	81
Oversea-Chinese Banking Corp Ltd	68,089	628
Singapore Airlines Ltd	24,000	89
Singapore Exchange Ltd	14,500	100
Singapore Technologies Engineering	35,800	99
Singapore Telecommunications	168,200	302
United Overseas Bank Ltd	23,900	529
UOL Group Ltd	10,000	54
Venture Corp Ltd	6,300	82
Wilmar International Ltd	39,800	126
		4,078

South Korea — 0.0%
Medytox *	5	–

Spain — 0.3%
ACS Actividades de Construccion y Servicios	5,314	133
Aena SME SA *	1,494	240
Amadeus IT Group SA, Cl A	9,121	619
Banco Bilbao Vizcaya Argentaria SA	134,800	852
Banco Santander SA	350,133	1,215
CaixaBank SA	87,627	279
Cellnex Telecom	10,319	466
Enagas SA	4,405	95
Endesa SA	5,987	133
Ferrovial SA	9,522	262
Grifols	6,160	108

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iberdrola	116,521	$1,327
Industria de Diseno Textil SA	22,063	661
Naturgy Energy Group	5,129	162
Red Electrica Corp SA	8,085	162
Repsol SA	28,246	356
Siemens Gamesa Renewable Energy SA	4,572	98
Telefonica SA	105,670	489
		7,657

Sweden — 0.5%
Alfa Laval	6,026	201
Assa Abloy AB, Cl B	20,298	550
Atlas Copco AB, Cl A	13,575	790
Atlas Copco AB, Cl B	7,712	389
Boliden	5,676	227
Electrolux, Cl B	4,077	84
Embracer Group, Cl B *	10,368	102
Epiroc, Cl A	13,408	283
Epiroc, Cl B	8,016	144
EQT AB	5,778	223
Essity AB, Cl B	11,967	336
Evolution	3,442	419
Fastighets Balder, Cl B *	2,063	135
Getinge, Cl B	4,576	177
H & M Hennes & Mauritz, Cl B	15,076	296
Hexagon, Cl B	39,892	531
Husqvarna, Cl B	7,481	103
Industrivarden, Cl A	2,620	82
Industrivarden AB, Cl C	2,862	88
Investment Latour, Cl B	3,417	105
Investor, Cl B	36,828	790
Investor, Cl A	9,976	225
Kinnevik, Cl B *	4,954	146
L E Lundbergforetagen AB, Cl B	1,749	88
Lifco, Cl B	4,663	108
Lundin Energy	4,124	166
Nibe Industrier, Cl B	28,953	272
Nordea Bank Abp	65,519	772
Sagax, Cl B	3,222	93
Sandvik AB	22,863	593
Securitas AB, Cl B	7,154	86
Sinch *	9,210	93
Skandinaviska Enskilda Banken AB, Cl A	32,999	422
Skanska AB, Cl B	7,018	170
SKF AB, Cl B	7,896	172
Svenska Cellulosa, Cl B	12,583	217
Svenska Handelsbanken AB, Cl A	28,873	305
Swedbank AB, Cl A	18,395	358
Swedish Match	31,120	239
Tele2 AB, Cl B	10,335	149
Telefonaktiebolaget LM Ericsson, Cl B	59,087	727
Telia Co AB	51,320	201
Volvo, Cl A	4,139	94

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Volvo AB, Cl B	28,931	$645
		12,396

Switzerland — 1.3%
ABB Ltd	32,857	1,119
Adecco Group AG	2,921	137
Alcon Inc	10,104	769
Bachem Holding, Cl B	124	73
Baloise Holding AG	888	154
Barry Callebaut	72	164
Chocoladefabriken Lindt & Spruengli AG	23	471
Cie Financiere Richemont SA, Cl A	10,534	1,504
Clariant AG	4,559	95
Coca-Cola HBC AG	3,638	119
Credit Suisse Group AG	54,095	509
EMS-Chemie Holding AG	145	145
Geberit	750	504
Givaudan	187	767
Holcim	10,609	567
Julius Baer Group Ltd	4,395	283
Kuehne + Nagel International AG	1,066	298
Logitech International	3,384	279
Lonza Group AG	1,504	1,023
Nestle SA	56,775	7,262
Novartis AG	44,226	3,806
Partners Group Holding AG	459	630
Roche Holding	612	250
Roche Holding AG	14,174	5,433
Schindler Holding	1,162	287
SGS SA	123	347
Sika AG	2,864	988
Sonova Holding AG	1,111	390
Straumann Holding AG	210	342
Swatch Group	550	159
Swatch Group AG/The	1,174	65
Swiss Life Holding AG	628	399
Swiss Prime Site AG	1,564	153
Swiss Re AG	6,110	658
Swisscom AG	496	282
Temenos AG	1,284	152
UBS Group	70,359	1,292
VAT Group	540	216
Vifor Pharma AG	1,009	177
Zurich Insurance Group AG	3,038	1,438
		33,706

Taiwan — 0.0%
Sea Ltd ADR *	2,800	421

United Kingdom — 1.9%
3i Group PLC	19,777	364
Abrdn PLC	45,954	149
Admiral Group PLC	3,639	153
Anglo American PLC	26,165	1,133

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Antofagasta PLC	8,122	$145
Ashtead Group PLC	9,078	639
Associated British Foods PLC	7,329	191
AstraZeneca PLC	31,222	3,610
Auto Trader Group PLC	18,383	165
AVEVA Group PLC	2,501	98
Aviva PLC	77,638	452
BAE Systems PLC	63,531	492
Barclays PLC	343,502	909
Barratt Developments PLC	19,037	156
Berkeley Group Holdings	2,224	125
BHP Group	42,666	1,343
BP PLC	408,364	2,097
British American Tobacco PLC	43,994	1,867
British Land PLC ‡	15,954	118
BT Group PLC, Cl A	181,282	476
Bunzl PLC	6,879	255
Burberry Group PLC	8,306	208
Compass Group PLC	36,091	808
Croda International PLC	2,836	303
DCC PLC	2,028	169
Diageo PLC	47,157	2,356
Entain PLC	11,947	255
Evraz PLC	10,725	72
Ferguson PLC	4,518	703
GlaxoSmithKline PLC	101,478	2,237
Glencore PLC	201,919	1,038
Halma PLC	7,728	259
Hargreaves Lansdown PLC	7,150	129
Hikma Pharmaceuticals PLC	3,596	100
HSBC Holdings PLC	411,884	2,916
Imperial Brands PLC	19,223	452
Informa PLC *	30,785	229
InterContinental Hotels Group PLC *	3,742	244
Intertek Group PLC	3,299	237
J Sainsbury PLC	36,981	144
JD Sports Fashion	50,120	126
Johnson Matthey PLC	4,011	104
Kingfisher PLC	43,292	192
Kingspan Group PLC	3,138	299
Land Securities Group PLC ‡	12,813	136
Legal & General Group PLC	121,048	467
Lloyds Banking Group PLC	1,434,075	982
London Stock Exchange Group PLC	6,662	645
M&G PLC	53,653	155
Melrose Industries	89,692	179
Mondi PLC	9,919	245
National Grid PLC	73,070	1,058
Natwest Group PLC	112,644	366
Next PLC	2,551	257
NMC Health PLC *	3,417	–
Ocado Group PLC *	9,957	201

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pearson PLC	15,640	$129
Persimmon PLC	6,522	210
Phoenix Group Holdings PLC	13,469	119
Prudential PLC	52,842	876
Reckitt Benckiser Group PLC	14,407	1,162
RELX PLC	39,037	1,189
Rentokil Initial PLC	35,576	247
Rio Tinto PLC	22,670	1,577
Rolls-Royce Holdings PLC *	170,337	262
Sage Group PLC/The	22,718	220
Schroders PLC	2,245	102
Segro PLC ‡	24,361	426
Severn Trent PLC	5,123	197
Shell	157,515	3,987
Smith & Nephew PLC	17,143	288
Smiths Group PLC	7,582	158
Spirax-Sarco Engineering PLC	1,501	267
SSE PLC	21,267	452
St. James's Place PLC	10,248	209
Standard Chartered PLC	53,940	388
Taylor Wimpey PLC	69,788	141
Tesco PLC	156,618	624
Unilever PLC	22,705	1,154
United Utilities Group PLC	12,707	182
Vodafone Group PLC	565,303	986
Whitbread PLC *	4,136	168
WPP PLC	24,481	378
		49,306

United States — 77.3%
Communication Services — 7.4%
Activision Blizzard Inc	37,000	2,923
Alphabet Inc, Cl A *	14,588	39,476
Alphabet Inc, Cl C *	13,559	36,799
Altice USA, Cl A *	11,800	170
AT&T Inc	345,566	8,812
Cable One Inc	237	366
Charter Communications Inc, Cl A *	6,090	3,614
Comcast Corp, Cl A	220,600	11,028
Discovery Inc, Cl A *	8,200	229
Discovery Inc, Cl C *	16,200	443
DISH Network Corp, Cl A *	13,000	408
Electronic Arts Inc	13,600	1,804
Fox Corp	24,305	959
IAC *	3,549	485
Interpublic Group of Cos Inc/The	18,545	659
Liberty Broadband Corp, Cl C *	6,864	1,019
Liberty Broadband Corp, Cl A *	1,200	176
Liberty Media Corp-Liberty Formula One, Cl C *	9,400	566
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	66
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,500	208

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media -Liberty SiriusXM, Cl C *	8,000	$372
Live Nation Entertainment Inc *	6,652	729
Loyalty Ventures *	920	27
Lumen Technologies	52,200	645
Madison Square Garden Sports *	839	139
Match Group *	13,697	1,544
Meta Platforms, Cl A *	114,306	35,807
Netflix Inc *	20,900	8,927
New York Times, Cl A	8,600	344
News Corp	7,100	158
News Corp, Cl A	18,300	407
Nexstar Media Group Inc, Cl A	1,830	303
Omnicom Group Inc	10,800	814
Pinterest, Cl A *	27,500	813
Playtika Holding *	3,700	63
Roku Inc, Cl A *	5,530	907
Sirius XM Holdings	43,901	279
Skillz, Cl A *	14,400	69
Spotify Technology *	6,551	1,286
Take-Two Interactive Software Inc *	5,500	898
T-Mobile US Inc *	28,335	3,065
TripAdvisor Inc *	5,900	160
Twitter Inc *	37,300	1,399
Verizon Communications Inc	200,480	10,672
ViacomCBS, Cl B	29,000	970
ViacomCBS	500	18
Vimeo *	6,573	96
Walt Disney Co/The *	87,800	12,553
World Wrestling Entertainment Inc, Cl A	2,700	135
Zynga, Cl A *	46,127	418

		194,227
Consumer Discretionary — 9.3%
Advance Auto Parts Inc	3,100	718
Amazon.com Inc *	20,991	62,794
Aramark	12,100	415
AutoNation Inc *	2,500	272
AutoZone Inc *	970	1,927
Bath & Body Works	12,000	673
Best Buy Co Inc	12,000	1,191
Booking Holdings Inc *	1,998	4,907
BorgWarner Inc	12,200	535
Boyd Gaming Corp	4,000	238
Bright Horizons Family Solutions Inc *	3,124	401
Brunswick Corp/DE	4,100	372
Burlington Stores Inc *	3,273	775
Caesars Entertainment *	10,000	761
Capri Holdings Ltd *	7,400	445
CarMax Inc *	7,800	867
Carnival Corp *	42,689	846
Carter's Inc	2,000	186
Carvana Co, Cl A *	3,700	600
Chegg *	6,400	169

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chipotle Mexican Grill, Cl A *	1,403	$2,084
Choice Hotels International Inc	1,600	229
Churchill Downs Inc	1,800	379
Columbia Sportswear Co	1,700	158
Darden Restaurants Inc	6,500	909
Deckers Outdoor Corp *	1,400	448
Delphi Automotive PLC *	12,900	1,762
Dick's Sporting Goods Inc	3,100	358
Dollar General Corp	11,300	2,356
Dollar Tree Inc *	11,100	1,457
Domino's Pizza Inc	1,783	811
DoorDash, Cl A *	6,900	783
DR Horton Inc	15,906	1,419
DraftKings, Cl A *	15,100	334
eBay Inc	31,200	1,874
Etsy Inc *	6,100	958
Expedia Group Inc *	7,200	1,320
Five Below Inc *	2,600	426
Fiverr International *	600	51
Floor & Decor Holdings Inc, Cl A *	5,100	554
Foot Locker Inc	4,100	183
Ford Motor Co	187,900	3,814
Frontdoor *	5,000	182
GameStop, Cl A *	3,000	327
Gap Inc/The	9,100	164
Garmin Ltd	7,200	896
General Motors Co *	66,000	3,480
Gentex Corp	11,200	351
Genuine Parts Co	6,700	893
Grand Canyon Education *	2,039	171
H&R Block Inc	9,000	206
Hanesbrands Inc	18,100	291
Harley-Davidson Inc	7,600	263
Hasbro Inc	6,031	558
Hayward Holdings *	2,400	47
Hilton Worldwide Holdings Inc *	13,100	1,901
Home Depot	51,430	18,874
Hyatt Hotels Corp, Cl A *	2,100	192
Kohl's Corp	7,400	442
Las Vegas Sands Corp *	16,500	723
Lear Corp	2,839	475
Leggett & Platt	6,867	274
Lennar Corp, Cl A	13,000	1,249
Lennar Corp, Cl B	800	65
Leslie's *	6,700	140
Lithia Motors, Cl A	1,400	409
LKQ Corp	12,900	708
Lowe's	33,500	7,951
Lululemon Athletica Inc *	5,427	1,811
Marriott International Inc/MD, Cl A *	13,000	2,095
Marriott Vacations Worldwide Corp	2,000	325
Mattel Inc *	18,000	377

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McDonald's	36,147	$9,378
MGM Resorts International	19,000	812
Mister Car Wash *	3,700	64
Mohawk Industries Inc *	2,635	416
Newell Brands	20,000	464
NIKE Inc, Cl B	59,905	8,870
Nordstrom Inc *	6,400	144
Norwegian Cruise Line Holdings Ltd *	19,132	399
NVR Inc *	154	820
Ollie's Bargain Outlet Holdings Inc *	3,100	149
O'Reilly Automotive Inc *	3,233	2,107
Peloton Interactive, Cl A *	13,000	355
Penn National Gaming Inc *	7,800	356
Penske Automotive Group Inc	1,900	193
Petco Health & Wellness, Cl A *	3,800	71
Planet Fitness, Cl A *	4,100	363
Polaris	3,024	340
Pool Corp	1,882	896
PulteGroup Inc	13,000	685
PVH Corp	3,700	352
QuantumScape, Cl A *	10,400	174
Qurate Retail Inc, Cl A	18,800	132
Ralph Lauren Corp, Cl A	2,400	266
RH *	800	322
Rivian Automotive, Cl A *	6,900	454
Ross Stores	16,743	1,637
Royal Caribbean Cruises Ltd *	10,400	809
Service Corp International/US	7,700	475
Six Flags Entertainment Corp *	4,500	178
Skechers USA, Cl A *	6,670	280
Starbucks	56,700	5,575
Tapestry Inc	13,200	501
Target Corp	23,600	5,202
Tempur Sealy International Inc	9,440	376
Terminix Global Holdings *	6,900	298
Tesla Inc *	39,090	36,616
Thor Industries	2,800	265
TJX Cos Inc/The	57,900	4,167
Toll Brothers Inc	6,000	354
TopBuild Corp *	1,600	372
Tractor Supply	5,500	1,201
Travel + Leisure	4,100	233
Ulta Beauty Inc *	2,500	909
Under Armour Inc, Cl C *	11,200	179
Under Armour Inc, Cl A *	8,700	164
Vail Resorts Inc	1,900	526
VF	15,400	1,004
Victoria's Secret *	3,999	223
Vroom *	5,300	43
Wayfair Inc, Cl A *	3,558	555
Wendy's Co/The	8,100	187
Whirlpool Corp	2,947	619

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Williams-Sonoma Inc	3,700	$594
Wyndham Hotels & Resorts Inc	4,600	386
Wynn Resorts Ltd *	5,000	427
YETI Holdings Inc *	4,200	275
Yum China Holdings Inc	20,400	983
Yum! Brands Inc	14,300	1,790

		243,584
Consumer Staples — 4.5%
Albertsons, Cl A	7,800	220
Altria Group Inc	89,000	4,528
Archer-Daniels-Midland Co	26,600	1,995
Beyond Meat *	2,742	179
Boston Beer Co Inc/The, Cl A *	463	195
Brown-Forman Corp, Cl A	2,700	169
Brown-Forman Corp, Cl B	8,700	587
Bunge	6,800	672
Campbell Soup Co	10,300	454
Casey's General Stores	1,968	370
Church & Dwight Co Inc	11,700	1,201
Clorox Co/The	5,800	974
Coca-Cola	187,826	11,459
Coca-Cola Europacific Partners	3,900	223
Colgate-Palmolive Co	40,100	3,306
Conagra Brands Inc	23,400	813
Constellation Brands Inc, Cl A	7,661	1,821
Costco Wholesale Corp	21,317	10,768
Coty Inc, Cl A *	13,900	118
Darling Ingredients Inc *	8,000	510
Estee Lauder Cos Inc/The, Cl A	11,000	3,430
Flowers Foods Inc	9,600	270
Freshpet Inc *	2,000	186
General Mills Inc	29,220	2,007
Grocery Outlet Holding *	4,100	104
Hain Celestial Group Inc/The *	4,800	175
Herbalife Nutrition *	4,400	187
Hershey Co/The	6,955	1,371
Hormel Foods Corp	13,400	636
Ingredion Inc	3,500	331
J M Smucker	5,300	745
Kellogg Co	11,900	750
Keurig Dr Pepper Inc	33,285	1,263
Kimberly-Clark	16,200	2,230
Kraft Heinz Co/The	33,000	1,181
Kroger	35,700	1,556
Lamb Weston Holdings Inc	7,700	494
McCormick & Co Inc/MD	11,900	1,194
Molson Coors Beverage, Cl B	9,385	447
Mondelez International Inc, Cl A	67,000	4,491
Monster Beverage Corp *	17,800	1,544
Olaplex Holdings *	3,900	85
PepsiCo Inc	66,814	11,594
Philip Morris International	74,900	7,704

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pilgrim's Pride Corp *	2,600	$73
Post Holdings Inc *	2,700	286
Procter & Gamble Co/The	116,424	18,680
Reynolds Consumer Products	2,900	88
Seaboard Corp	12	46
Spectrum Brands Holdings Inc	1,900	170
Sysco Corp	24,700	1,930
Tyson Foods, Cl A	13,700	1,245
US Foods Holding Corp *	11,610	409
Walgreens Boots Alliance Inc	34,300	1,707
Walmart Inc	69,431	9,707

		118,878
Energy — 2.5%
Antero Midstream	16,900	168
APA	17,774	590
Baker Hughes a GE Co, Cl A	35,000	960
Cheniere Energy	11,200	1,253
Chevron Corp	93,634	12,297
ConocoPhillips	63,838	5,657
Continental Resources Inc/OK	3,600	187
Coterra Energy	37,740	827
Devon Energy Corp	32,241	1,630
Diamondback Energy Inc	9,000	1,136
DT Midstream	4,900	253
EOG Resources	28,000	3,122
EQT Corp	15,000	319
Exxon Mobil Corp	204,872	15,562
Halliburton Co	44,400	1,365
Hess Corp	13,200	1,218
HollyFrontier	7,400	260
Kinder Morgan Inc/DE	93,066	1,616
Marathon Oil Corp	37,022	721
Marathon Petroleum Corp	30,500	2,188
NOV	20,300	333
Occidental Petroleum Corp	40,300	1,518
ONEOK Inc	21,200	1,286
Phillips 66	20,900	1,772
Pioneer Natural Resources Co	10,316	2,258
Schlumberger Ltd	67,000	2,618
Targa Resources Corp	10,600	626
Texas Pacific Land	300	323
Valero Energy Corp	19,500	1,618
Williams	58,100	1,740

		65,421
Financials — 9.1%
Affiliated Managers Group	1,900	278
Aflac Inc	31,700	1,991
AGNC Investment Corp ‡	27,092	403
Alleghany Corp *	700	465
Allstate Corp/The	14,083	1,699
Ally Financial Inc	17,066	814

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Express Co	30,400	$5,467
American Financial Group Inc/OH	3,143	409
American International Group Inc	41,100	2,374
Ameriprise Financial Inc	5,400	1,643
Annaly Capital Management Inc ‡	65,949	521
Aon, Cl A	10,763	2,975
Apollo Global Management	18,225	1,276
Arch Capital Group Ltd *	18,100	838
Ares Management, Cl A	7,000	558
Arthur J Gallagher & Co	9,800	1,548
Assurant Inc	3,035	463
Assured Guaranty Ltd	3,800	202
Axis Capital Holdings Ltd	3,700	211
Bank of America Corp	348,400	16,075
Bank of Hawaii Corp	2,300	198
Bank of New York Mellon Corp/The	36,600	2,169
Bank OZK	6,000	281
Berkshire Hathaway Inc, Cl B *	88,709	27,768
BlackRock Inc, Cl A	6,873	5,656
Blackstone Group	32,700	4,315
BOK Financial Corp	1,800	185
Brighthouse Financial Inc *	4,583	250
Brown & Brown Inc	11,900	789
Capital One Financial Corp	20,400	2,993
Carlyle Group	8,000	408
Cboe Global Markets Inc	5,000	593
Charles Schwab Corp/The	72,280	6,339
Chubb	21,000	4,143
Cincinnati Financial Corp	7,100	837
Citigroup	96,000	6,252
Citizens Financial Group Inc	20,200	1,040
CME Group Inc, Cl A	17,200	3,947
CNA Financial Corp	1,400	64
Comerica	6,300	585
Commerce Bancshares Inc/MO	5,823	401
Credit Acceptance Corp *	472	255
Cullen/Frost Bankers Inc	2,900	409
Discover Financial Services	14,300	1,655
East West Bancorp	6,671	576
Equitable Holdings	17,459	587
Erie Indemnity Co, Cl A	1,300	239
Evercore Inc, Cl A	1,900	237
Everest Re Group Ltd	2,000	567
FactSet Research Systems Inc	1,772	748
Fidelity National Financial Inc	12,900	650
Fifth Third Bancorp	32,900	1,468
First American Financial	5,400	402
First Citizens BancShares, Cl A	249	194
First Hawaiian Inc	7,600	215
First Horizon National Corp	25,700	440
First Republic Bank/CA	8,541	1,483
FNB Corp/PA	14,400	186

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franklin Resources Inc	14,239	$455
Globe Life	4,700	481
Goldman Sachs Group Inc/The	15,914	5,644
Hanover Insurance Group Inc/The	1,900	262
Hartford Financial Services Group Inc/The	16,500	1,186
Huntington Bancshares Inc/OH	69,922	1,053
Interactive Brokers Group, Cl A	4,200	286
Intercontinental Exchange Inc	26,735	3,386
Invesco Ltd	16,500	374
Janus Henderson Group	8,400	310
Jefferies Financial Group	11,000	403
JPMorgan Chase & Co	142,070	21,112
Kemper Corp	2,700	162
KeyCorp	45,400	1,138
KKR	26,600	1,893
Lazard Ltd, Cl A (B)	4,600	201
Lemonade *	1,700	54
Lincoln National	8,873	621
Loews	11,043	659
LPL Financial Holdings Inc	3,800	655
M&T Bank Corp	6,100	1,033
Markel *	670	826
MarketAxess Holdings Inc	1,759	606
Marsh & McLennan Cos Inc	24,424	3,752
Mercury General	1,300	71
MetLife	34,800	2,334
MGIC Investment Corp	16,600	252
Moody's Corp	7,800	2,675
Morgan Stanley	64,743	6,639
Morningstar Inc	1,237	356
MSCI Inc, Cl A	3,900	2,091
Nasdaq Inc	5,734	1,028
New Residential Investment Corp ‡	24,400	260
New York Community Bancorp Inc	22,200	259
Northern Trust Corp	9,800	1,143
Old Republic International Corp	14,800	379
OneMain Holdings, Cl A	5,300	274
PacWest Bancorp	5,700	265
People's United Financial Inc	22,200	430
Pinnacle Financial Partners Inc	3,853	373
PNC Financial Services Group Inc/The	20,400	4,202
Popular Inc	3,700	330
Primerica Inc	1,900	293
Principal Financial Group Inc	12,600	921
Progressive Corp/The	28,000	3,042
Prosperity Bancshares Inc	4,700	344
Prudential Financial Inc	18,500	2,064
Raymond James Financial Inc	8,750	926
Regions Financial Corp	45,800	1,051
Reinsurance Group of America Inc, Cl A	3,600	413
RenaissanceRe Holdings Ltd	2,162	340
Rocket, Cl A	5,600	71

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
S&P Global Inc	11,655	$4,839
Signature Bank/New York NY	2,800	853
SLM Corp	14,100	259
Starwood Property Trust Inc ‡	14,300	354
State Street Corp	17,500	1,654
Sterling Bancorp/DE	9,500	250
Stifel Financial Corp	5,000	374
SVB Financial Group *	2,774	1,620
Synchrony Financial	27,100	1,154
Synovus Financial Corp	7,700	383
T Rowe Price Group	10,800	1,668
TFS Financial Corp	2,400	42
Tradeweb Markets, Cl A	5,300	449
Travelers Cos Inc/The	12,000	1,994
Truist Financial	64,500	4,052
Umpqua Holdings	10,000	203
Unum Group	10,100	256
Upstart Holdings *	2,300	251
US Bancorp	64,500	3,753
Virtu Financial Inc, Cl A	3,700	114
Voya Financial Inc	5,700	387
Webster Financial Corp	4,374	248
Wells Fargo & Co	193,500	10,410
Western Alliance Bancorp	5,100	506
White Mountains Insurance Group Ltd	122	127
Willis Towers Watson PLC	6,169	1,443
Wintrust Financial Corp	2,800	275
WR Berkley Corp	6,461	546
Zions Bancorp NA	7,501	509

		238,085
Health Care — 10.0%
10X Genomics, Cl A *	4,200	404
Abbott Laboratories	84,000	10,707
AbbVie Inc	85,500	11,704
ABIOMED Inc *	2,127	629
Acadia Healthcare Co Inc *	4,300	226
Adaptive Biotechnologies *	4,200	73
Agilent Technologies Inc	14,600	2,034
agilon health *	8,100	134
Align Technology Inc *	3,770	1,866
Alnylam Pharmaceuticals Inc *	5,600	771
Amedisys Inc *	1,600	216
AmerisourceBergen Corp, Cl A	7,100	967
Amgen Inc	27,491	6,244
Anthem Inc	11,839	5,221
Avantor *	29,097	1,086
Baxter International Inc	24,110	2,060
Becton Dickinson and Co	13,667	3,473
Biogen Inc *	7,076	1,599
BioMarin Pharmaceutical Inc *	8,600	762
Bio-Rad Laboratories Inc, Cl A *	1,057	634
Bio-Techne Corp	1,875	706

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Scientific Corp *	68,100	$2,921
Bristol-Myers Squibb	108,100	7,015
Bruker Corp	5,400	360
Cardinal Health	14,500	748
Catalent Inc *	8,200	852
Centene Corp *	27,700	2,154
Cerner Corp	14,100	1,286
Certara *	4,200	112
Change Healthcare *	12,000	236
Charles River Laboratories International Inc *	2,348	774
Chemed Corp	815	382
Cigna Corp	15,738	3,627
Cooper Cos Inc/The	2,254	898
CureVac *	2,500	48
CVS Health	63,300	6,742
Danaher Corp	30,664	8,763
DaVita Inc *	3,443	373
DENTSPLY SIRONA Inc	10,800	577
Dexcom *	4,663	2,007
Edwards Lifesciences Corp *	29,700	3,243
Elanco Animal Health Inc *	21,126	550
Eli Lilly	41,000	10,061
Encompass Health Corp	4,900	304
Envista Holdings *	8,300	359
Exact Sciences *	8,582	655
Exelixis Inc *	15,300	277
Figs, Cl A *	4,800	108
Gilead Sciences Inc	60,300	4,141
Globus Medical Inc, Cl A *	3,700	247
Guardant Health *	4,343	302
HCA Healthcare Inc	12,042	2,891
Henry Schein Inc *	6,600	497
Hologic Inc *	11,900	836
Horizon Therapeutics *	10,372	968
Humana	6,172	2,423
ICU Medical Inc *	942	201
IDEXX Laboratories *	4,100	2,080
Illumina Inc *	6,978	2,434
Incyte *	8,700	647
Inmode *	1,000	48
Insulet Corp *	3,138	778
Integra LifeSciences Holdings Corp *	3,500	227
Intuitive Surgical Inc *	17,041	4,843
Ionis Pharmaceuticals Inc *	7,644	243
Iovance Biotherapeutics Inc *	8,000	133
IQVIA Holdings Inc *	9,100	2,229
Johnson & Johnson	127,423	21,954
Laboratory Corp of America Holdings *	4,600	1,248
Maravai LifeSciences Holdings, Cl A *	5,100	148
Masimo *	2,342	515
McKesson Corp	7,400	1,900

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	64,600	$6,685
Merck & Co Inc	122,600	9,990
Mettler-Toledo International Inc *	1,067	1,571
Mirati Therapeutics *	1,900	227
Moderna Inc *	16,300	2,760
Molina Healthcare Inc *	2,839	825
Natera *	3,900	276
Nektar Therapeutics, Cl A *	10,200	113
Neurocrine Biosciences Inc *	4,800	379
Novavax *	3,700	347
Novocure Ltd *	5,100	350
Oak Street Health *	4,700	82
Organon	11,890	379
Penumbra Inc *	1,732	391
PerkinElmer Inc	6,100	1,050
Pfizer Inc	270,067	14,230
Premier Inc, Cl A	6,200	237
QIAGEN *	10,700	530
Quest Diagnostics Inc	5,800	783
Quidel Corp *	1,670	173
Regeneron Pharmaceuticals Inc *	4,805	2,924
Repligen Corp *	2,600	516
ResMed	6,838	1,563
Royalty Pharma, Cl A	15,400	616
Sage Therapeutics *	3,000	118
Sarepta Therapeutics *	4,121	295
Seagen *	6,450	868
Sotera Health *	5,000	108
STERIS PLC	4,100	920
Stryker Corp	16,800	4,167
Syneos Health Inc, Cl A *	5,000	453
Tandem Diabetes Care Inc *	2,900	343
Teladoc Health Inc *	7,331	562
Teleflex Inc	2,241	695
Thermo Fisher Scientific	18,979	11,033
Ultragenyx Pharmaceutical Inc *	3,100	217
United Therapeutics Corp *	2,200	444
UnitedHealth Group Inc	45,561	21,531
Universal Health Services Inc, Cl B	3,500	455
Veeva Systems Inc, Cl A *	6,559	1,551
Vertex Pharmaceuticals Inc *	12,400	3,014
Viatris, Cl W *	57,366	859
Waters Corp *	2,864	917
West Pharmaceutical Services Inc	3,534	1,390
Zimmer Biomet Holdings Inc	10,000	1,230
Zoetis Inc, Cl A	22,864	4,568

		261,616
Industrials — 6.5%
3M	27,800	4,615
A O Smith	6,200	474
Acuity Brands Inc	1,700	326
ADT Inc	5,400	41

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advanced Drainage Systems	2,700	$305
AECOM	7,100	491
AGCO	3,261	382
Air Lease Corp, Cl A	5,279	210
Alaska Air Group Inc *	6,300	345
Allegion PLC	4,200	515
Allison Transmission Holdings Inc	5,200	198
AMERCO	462	281
American Airlines Group Inc *	30,194	497
AMETEK Inc	11,000	1,504
Armstrong World Industries Inc	2,300	228
Axon Enterprise Inc *	3,300	462
AZEK, Cl A *	4,700	155
Boeing *	25,800	5,166
Booz Allen Hamilton Holding, Cl A	6,300	483
Builders FirstSource Inc *	9,200	625
BWX Technologies Inc, Cl W	4,700	209
CACI International Inc, Cl A *	1,100	272
Carlisle Cos Inc	2,400	536
Carrier Global	41,621	1,984
Caterpillar Inc	26,341	5,309
CH Robinson Worldwide Inc	6,200	649
ChargePoint Holdings *	10,800	150
Cintas Corp	4,142	1,622
Clarivate *	20,400	336
Clean Harbors Inc *	2,400	222
Colfax *	5,800	238
Copart *	10,000	1,292
Core & Main, Cl A *	1,700	41
CoStar Group Inc *	18,720	1,313
Crane Co	2,300	238
CSX Corp	106,900	3,658
Cummins Inc	6,900	1,524
Curtiss-Wright Corp	2,000	266
Deere	13,555	5,102
Delta Air Lines Inc *	30,500	1,211
Donaldson Co Inc	6,700	373
Dover Corp	6,846	1,163
Driven Brands Holdings *	2,500	71
Dun & Bradstreet Holdings *	8,100	162
Emerson Electric	28,600	2,630
Equifax Inc	5,800	1,391
Expeditors International of Washington Inc	8,000	916
Fastenal Co	27,400	1,553
FedEx Corp	11,760	2,891
Flowserve Corp	6,400	209
Fluence Energy, Cl A *	1,600	30
Fortive Corp	15,600	1,100
Fortune Brands Home & Security Inc	6,500	612
FTI Consulting Inc *	1,700	248
Gates Industrial Corp PLC *	2,200	34
Generac Holdings *	2,900	819

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	11,948	$2,534
General Electric	52,454	4,956
Graco Inc	7,900	573
GXO Logistics *	4,800	390
HEICO Corp	2,200	300
HEICO Corp, Cl A	3,700	406
Hexcel Corp	4,100	214
Honeywell International Inc	33,600	6,870
Howmet Aerospace	18,300	569
Hubbell Inc, Cl B	2,600	487
Huntington Ingalls Industries Inc	2,100	393
IAA *	6,979	321
IDEX	3,649	786
IHS Markit Ltd	17,900	2,091
Illinois Tool Works Inc	15,094	3,531
Ingersoll Rand	19,300	1,085
ITT Inc	4,047	372
Jacobs Engineering Group	6,100	794
JB Hunt Transport Services Inc	4,028	776
JetBlue Airways Corp *	15,900	233
Johnson Controls International plc	34,300	2,493
Kirby Corp *	3,500	228
Knight-Swift Transportation Holdings Inc, Cl A	8,100	458
Kornit Digital *	900	95
L3Harris Technologies	9,569	2,003
Landstar System Inc	1,900	304
Leidos Holdings Inc	6,800	608
Lennox International Inc	1,553	440
Lincoln Electric Holdings Inc	3,033	388
Lockheed Martin Corp	11,904	4,632
Lyft, Cl A *	14,500	559
ManpowerGroup Inc	2,933	308
Masco Corp	11,700	741
MasTec *	2,700	233
Mercury Systems Inc *	3,200	182
Middleby Corp/The *	2,600	481
MSA Safety Inc	1,800	247
MSC Industrial Direct Co Inc, Cl A	2,600	212
Nielsen Holdings PLC	18,800	355
Nordson Corp	2,800	651
Norfolk Southern	11,865	3,227
Northrop Grumman Corp	7,238	2,677
nVent Electric PLC	7,700	266
Old Dominion Freight Line Inc	4,900	1,479
Oshkosh Corp	3,600	410
Otis Worldwide	20,600	1,760
Owens Corning	4,800	426
PACCAR Inc	16,300	1,516
Parker-Hannifin Corp	6,136	1,902
Plug Power Inc *	25,000	547
Quanta Services Inc	6,600	678

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Raytheon Technologies	72,900	$6,575
Regal Rexnord	3,400	539
Republic Services Inc, Cl A	10,028	1,280
Robert Half International Inc	5,200	589
Rockwell Automation Inc	5,542	1,603
Rollins Inc	11,550	356
Roper Technologies	5,057	2,211
Ryder System Inc	2,400	176
Schneider National Inc, Cl B	3,500	90
Science Applications International	2,900	238
Sensata Technologies Holding PLC *	8,000	459
Shoals Technologies Group, Cl A *	4,400	74
SiteOne Landscape Supply *	2,200	396
Snap-on	2,700	562
Southwest Airlines Co *	28,200	1,262
Spirit AeroSystems Holdings Inc, Cl A	5,200	228
Stanley Black & Decker Inc	7,900	1,380
Stericycle Inc *	4,558	268
Sunrun *	9,900	257
Textron Inc	11,200	762
Timken Co/The	3,100	207
Toro	5,100	493
Trane Technologies	11,439	1,980
TransDigm Group *	2,479	1,528
TransUnion	9,100	938
Trex Co Inc *	5,500	503
TuSimple Holdings, Cl A *	6,400	120
Uber Technologies *	77,500	2,898
Union Pacific Corp	31,349	7,666
United Continental Holdings Inc *	15,811	678
United Parcel Service Inc, Cl B	34,835	7,044
United Rentals Inc *	3,439	1,101
Univar Solutions *	7,700	204
Valmont Industries Inc	1,047	227
Verisk Analytics, Cl A	7,554	1,482
Vertiv Holdings, Cl A	15,300	319
Virgin Galactic Holdings *	7,038	65
Waste Management Inc	20,300	3,054
Watsco Inc	1,639	463
Westinghouse Air Brake Technologies	8,600	765
Woodward	2,900	320
WW Grainger Inc	2,224	1,101
XPO Logistics Inc *	4,800	318
Xylem Inc/NY	8,500	893

		169,536
Information Technology — 21.7%
Adobe Inc *	23,107	12,346
Advanced Micro Devices Inc *	45,400	5,187
Akamai Technologies Inc *	7,600	871
Allegro MicroSystems *	2,100	60
Alliance Data Systems Corp	2,300	159
Alteryx Inc, Cl A *	3,083	176

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amdocs Ltd	6,100	$463
Amphenol Corp, Cl A	27,972	2,226
Analog Devices Inc	25,805	4,231
Anaplan Inc *	7,100	343
ANSYS Inc *	4,124	1,402
Apple	746,764	130,519
Applied Materials Inc	44,000	6,080
Arista Networks Inc *	11,752	1,461
Arrow Electronics Inc *	3,400	422
Aspen Technology Inc *	3,500	526
Atlassian Corp PLC, Cl A *	6,700	2,173
Autodesk Inc *	10,600	2,648
Automatic Data Processing Inc	20,400	4,206
Avalara *	4,335	475
Avnet Inc	4,500	182
Azenta	3,600	304
Bentley Systems, Cl B	6,600	265
Bill.com Holdings *	4,400	828
Black Knight Inc *	7,600	567
Block, Cl A *	19,000	2,323
Broadcom Inc	19,256	11,282
Broadridge Financial Solutions Inc	5,500	876
C3.ai, Cl A *	1,700	45
Cadence Design Systems Inc *	13,135	1,998
CDK Global Inc	6,400	275
CDW Corp/DE	6,540	1,236
Ceridian HCM Holding Inc *	6,200	470
Ciena Corp *	7,200	477
Cirrus Logic Inc *	2,600	233
Cisco Systems Inc	204,447	11,382
Citrix Systems	5,797	591
Cloudflare, Cl A *	12,400	1,195
Cognex Corp	8,500	565
Cognizant Technology Solutions Corp, Cl A	25,200	2,153
Coherent Inc *	1,200	310
CommScope Holding Co Inc *	11,400	107
Concentrix	2,100	422
Corning	36,300	1,526
Coupa Software Inc *	3,563	478
Crowdstrike Holdings, Cl A *	9,400	1,698
CyberArk Software *	800	110
Datadog, Cl A *	12,300	1,797
Dell Technologies Inc, Cl C	13,300	756
DocuSign, Cl A *	9,156	1,152
Dolby Laboratories Inc, Cl A	3,200	281
DoubleVerify Holdings *	2,500	69
Dropbox, Cl A *	15,385	381
Duck Creek Technologies *	3,700	94
DXC Technology Co *	13,300	400
Dynatrace *	9,221	506
Elastic *	3,500	326
Enphase Energy Inc *	6,300	885

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entegris Inc	6,400	$767
EPAM Systems Inc *	2,600	1,238
Euronet Worldwide Inc *	2,600	348
Everbridge Inc *	2,049	105
F5 *	2,940	610
Fair Isaac Corp *	1,400	693
Fastly, Cl A *	4,300	123
Fidelity National Information Services Inc	29,700	3,562
First Solar *	4,900	384
Fiserv Inc *	28,700	3,034
Five9 *	3,200	402
FleetCor Technologies Inc *	3,900	929
Fortinet Inc *	6,446	1,916
Gartner Inc *	3,834	1,127
Genpact Ltd	8,579	427
Global Payments	14,069	2,109
GLOBALFOUNDRIES *	2,500	123
Globant *	1,963	501
GoDaddy Inc, Cl A *	7,900	598
Guidewire Software Inc *	3,900	393
Hewlett Packard Enterprise Co	61,800	1,009
HP Inc	57,500	2,112
HubSpot Inc *	2,200	1,075
Informatica, Cl A	1,600	45
Intel Corp	195,525	9,545
International Business Machines Corp	42,927	5,734
Intuit Inc	12,840	7,129
IPG Photonics Corp *	1,754	271
Jabil Inc	6,699	412
Jack Henry & Associates	3,659	614
Jamf Holding *	2,000	66
Juniper Networks Inc	15,251	531
Keysight Technologies *	8,900	1,502
KLA	7,349	2,861
Kyndryl Holdings *	9,025	152
Lam Research Corp	6,859	4,046
Littelfuse Inc	1,171	316
Lumentum Holdings *	4,000	406
Mandiant *	12,900	195
Manhattan Associates Inc *	3,000	402
Marvell Technology	39,307	2,806
Mastercard Inc, Cl A	42,330	16,355
McAfee, Cl A	3,900	100
Microchip Technology Inc	26,300	2,038
Micron Technology Inc	53,805	4,427
Microsoft Corp	364,592	113,381
MKS Instruments Inc	2,800	435
MongoDB, Cl A *	3,013	1,221
Monolithic Power Systems Inc	2,112	851
Motorola Solutions Inc	7,952	1,844
N-able *	1,150	13
National Instruments Corp	6,359	262

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
nCino *	2,300	$105
NCR Corp *	6,400	244
NetApp Inc	10,600	917
New Relic Inc *	2,400	252
NortonLifeLock	26,000	676
Nuance Communications Inc *	13,509	746
Nutanix Inc, Cl A *	9,000	246
NVIDIA Corp	115,700	28,330
Okta, Cl A *	5,937	1,175
ON Semiconductor Corp *	20,200	1,192
Oracle Corp	79,867	6,482
Palantir Technologies, Cl A *	80,200	1,100
Palo Alto Networks Inc *	4,600	2,380
Paychex Inc	15,436	1,818
Paycom Software Inc *	2,459	824
Paycor HCM *	1,600	41
Paylocity Holding Corp *	1,745	356
PayPal Holdings *	56,851	9,775
Paysafe *	33,700	122
Pegasystems Inc	1,900	188
Procore Technologies *	2,900	181
PTC Inc *	5,000	581
Pure Storage Inc, Cl A *	14,200	376
Qorvo Inc *	5,244	720
QUALCOMM Inc	54,604	9,597
RingCentral, Cl A *	3,849	679
Sabre Corp *	16,200	148
salesforce.com Inc *	45,243	10,525
ServiceNow Inc *	9,470	5,547
Shift4 Payments, Cl A *	2,100	111
Skyworks Solutions Inc	7,843	1,149
Smartsheet, Cl A *	5,704	355
Snowflake, Cl A *	9,600	2,649
SolarWinds	1,150	16
Splunk *	7,841	972
SS&C Technologies Holdings	11,200	895
StoneCo, Cl A *	10,500	164
Switch, Cl A	4,300	110
Synopsys Inc *	7,300	2,267
TD SYNNEX	1,900	199
Teledyne Technologies *	2,139	901
Teradata Corp *	5,300	214
Teradyne Inc	7,900	928
Texas Instruments Inc	44,700	8,023
Thoughtworks Holding *	2,100	45
Trade Desk Inc/The, Cl A *	21,000	1,460
Trimble Inc *	11,956	863
Twilio, Cl A *	7,935	1,636
Tyler Technologies Inc *	1,879	890
Ubiquiti	257	74
Unity Software *	7,300	768
Universal Display Corp	2,215	340

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VeriSign Inc *	4,657	$1,011
Viasat *	3,400	150
Visa Inc, Cl A	81,920	18,528
VMware, Cl A	10,718	1,377
Vontier	7,000	197
Western Digital Corp *	14,600	755
Western Union Co/The	21,400	405
WEX Inc *	2,217	357
Wolfspeed *	5,800	547
Workday Inc, Cl A *	9,049	2,289
Xerox Holdings	8,700	184
Xilinx	19,822	3,837
Zebra Technologies Corp, Cl A *	2,600	1,324
Zendesk Inc *	5,900	581
Zoom Video Communications, Cl A *	10,500	1,620
Zscaler Inc *	3,700	951

		570,529
Materials — 1.8%
Air Products & Chemicals Inc	10,600	2,991
Albemarle Corp	5,600	1,236
Alcoa Corp	9,100	516
Amcor	77,000	925
AptarGroup Inc	3,300	387
Ardagh Metal Packaging *	8,950	86
Ashland Global Holdings Inc	2,700	259
Avery Dennison	4,100	842
Axalta Coating Systems Ltd *	11,000	326
Ball	15,322	1,488
Berry Global Group Inc *	6,973	470
Celanese Corp, Cl A	5,300	825
CF Industries Holdings Inc	10,109	696
Chemours Co/The	8,100	265
Cleveland-Cliffs Inc *	22,500	386
Corteva	35,300	1,697
Crown Holdings Inc	6,000	686
Diversey Holdings *	3,700	41
Dow Inc	35,800	2,138
DuPont de Nemours	25,073	1,921
Eagle Materials Inc	2,000	292
Eastman Chemical Co	6,800	809
Ecolab Inc	12,000	2,273
Element Solutions Inc	10,700	240
FMC Corp	6,542	722
Freeport-McMoRan	70,200	2,613
Graphic Packaging Holding Co	13,900	263
Huntsman Corp	9,900	355
International Flavors & Fragrances Inc	12,286	1,621
International Paper Co	18,600	897
Louisiana-Pacific Corp	5,000	332
LyondellBasell Industries NV, Cl A	12,500	1,209
Martin Marietta Materials	2,954	1,150
Mosaic Co/The	18,000	719

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NewMarket Corp	348	$118
Newmont	38,400	2,349
Nucor Corp	14,000	1,420
Olin Corp	7,100	360
Packaging Corp of America	4,700	708
PPG Industries Inc	11,326	1,769
Reliance Steel & Aluminum Co	3,000	459
Royal Gold Inc	3,300	335
RPM International Inc	6,042	535
Scotts Miracle-Gro Co/The, Cl A	2,100	318
Sealed Air Corp	7,000	475
Sherwin-Williams Co/The	11,700	3,352
Silgan Holdings	4,673	209
Sonoco Products Co	5,000	283
Southern Copper Corp	4,300	275
Steel Dynamics	9,119	506
Sylvamo *	1,818	54
United States Steel Corp	13,100	271
Valvoline Inc	9,000	297
Vulcan Materials	6,300	1,199
Westlake Chemical	1,960	193
Westrock	13,478	622

		47,783
Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	7,400	1,442
American Campus Communities Inc ‡	6,800	355
American Homes 4 Rent, Cl A ‡	13,696	536
American Tower, Cl A ‡	21,715	5,461
Americold Realty Trust ‡	11,800	336
Apartment Income ‡	7,675	405
AvalonBay Communities Inc ‡	6,700	1,636
Boston Properties Inc ‡	7,427	832
Brixmor Property Group Inc ‡	14,800	375
Camden Property Trust ‡	4,800	768
CBRE Group Inc, Cl A *	16,000	1,622
Cousins Properties ‡	7,374	284
Crown Castle International Corp ‡	20,648	3,769
CubeSmart ‡	10,100	513
CyrusOne Inc ‡	6,000	539
Digital Realty Trust Inc ‡	13,446	2,007
Douglas Emmett Inc ‡	8,200	256
Duke Realty Corp ‡	17,800	1,029
EPR Properties ‡	3,574	157
Equinix Inc ‡	4,345	3,150
Equity LifeStyle Properties Inc ‡	8,800	689
Equity Residential ‡	17,600	1,562
Essex Property Trust Inc ‡	3,075	1,022
Extra Space Storage Inc ‡	6,300	1,249
Federal Realty Investment Trust ‡	4,000	510
First Industrial Realty Trust Inc ‡	6,400	389
Gaming and Leisure Properties Inc ‡	10,942	494
Healthcare Trust of America Inc, Cl A ‡	10,800	352

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthpeak Properties ‡	26,924	$952
Highwoods Properties Inc ‡	5,100	220
Host Hotels & Resorts Inc *‡	33,347	578
Howard Hughes Corp/The *	2,300	222
Hudson Pacific Properties Inc ‡	6,700	158
Invitation Homes Inc ‡	28,500	1,196
Iron Mountain ‡	13,603	625
JBG SMITH Properties ‡	7,200	197
Jones Lang LaSalle Inc *	2,400	602
Kilroy Realty Corp ‡	6,000	384
Kimco Realty ‡	27,496	667
Lamar Advertising Co, Cl A ‡	4,100	454
Life Storage Inc ‡	3,695	499
Medical Properties Trust Inc ‡	27,887	635
Mid-America Apartment Communities ‡	5,700	1,178
National Retail Properties ‡	9,100	404
Omega Healthcare Investors Inc ‡	11,900	375
Opendoor Technologies *	22,800	226
Orion Office *‡	2,721	45
Park Hotels & Resorts *‡	12,200	222
Prologis Inc ‡	35,700	5,599
Public Storage ‡	7,200	2,581
Rayonier Inc ‡	6,500	238
Realty Income Corp ‡	27,318	1,896
Regency Centers Corp ‡	8,000	574
Rexford Industrial Realty ‡	6,800	498
SBA Communications Corp, Cl A ‡	5,200	1,692
Simon Property Group Inc ‡	15,600	2,296
SL Green Realty ‡	3,490	253
Spirit Realty Capital Inc ‡	6,100	290
STORE Capital Corp ‡	11,400	362
Sun Communities Inc ‡	5,500	1,039
UDR Inc ‡	14,800	841
Ventas Inc ‡	19,000	1,007
VICI Properties Inc ‡	30,400	870
Vornado Realty Trust ‡	9,175	376
Welltower ‡	21,000	1,819
Weyerhaeuser Co ‡	35,800	1,447
WP Carey Inc ‡	8,800	683
Zillow Group Inc, Cl C *	8,200	414
Zillow Group Inc, Cl A *	3,100	155

		66,508
Utilities — 2.0%
AES Corp/VA	32,997	732
Alliant Energy Corp	11,800	706
Ameren Corp	12,500	1,109
American Electric Power Co Inc	23,927	2,163
American Water Works	8,700	1,399
Atmos Energy Corp	6,600	708
Avangrid Inc	3,300	154
Brookfield Renewable, Cl A	6,200	212
CenterPoint Energy	28,908	820

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CMS Energy Corp	13,700	$882
Consolidated Edison Inc	17,200	1,487
Dominion Energy Inc	38,700	3,121
DTE Energy	9,200	1,108
Duke Energy	37,000	3,887
Edison International	18,200	1,143
Entergy Corp	9,500	1,062
Essential Utilities	10,600	517
Evergy Inc	10,800	702
Eversource Energy	16,400	1,468
Exelon Corp	46,800	2,712
FirstEnergy Corp	25,900	1,087
Hawaiian Electric Industries	5,100	217
IDACORP Inc	2,500	276
MDU Resources Group	9,900	291
National Fuel Gas	4,000	243
NextEra Energy	94,872	7,411
NiSource Inc	19,852	579
NRG Energy Inc	12,700	507
OGE Energy	10,474	397
PG&E *	71,812	918
Pinnacle West Capital Corp	6,000	418
PPL Corp	36,700	1,089
Public Service Enterprise Group	24,100	1,603
Sempra Energy	15,300	2,114
Southern Co/The	50,800	3,530
UGI Corp	9,800	444
Vistra	22,550	492
WEC Energy Group	15,100	1,465
Xcel Energy Inc	25,726	1,792

		50,965
		2,027,132

Total Common Stock
(Cost $1,776,480) ($ Thousands)		2,374,013

PREFERRED STOCK — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG (C)	996	85
FUCHS PETROLUB (C)	1,607	69
Henkel AG & Co KGaA (C)	3,530	287
Porsche Automobil Holding SE (C)	3,120	288
Sartorius AG (C)	533	285
Volkswagen AG (C)	3,753	771

Total Preferred Stock
(Cost $1,515) ($ Thousands)		1,785

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.0%
United States — 0.0%
SPDR S&P 500 Trust	752	$338

Total Exchange Traded Fund
(Cost $100) ($ Thousands)		338

	Number of Rights
RIGHTS *— 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios ^	5	3

United States — 0.0%
Tobira Therapeutics, Expires 12/31/2028 (A)	1	–

Total Rights
(Cost $—) ($ Thousands)		3

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	34,725,378	34,725
Total Cash Equivalent

(Cost $34,725) ($ Thousands)		34,725

Total Investments — 91.9%
(Cost $1,812,820) ($ Thousands)		$2,410,864

A list of the open futures contracts held by the Fund at January 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
MSCI EAFE Index	106	Mar-2022	$12,122	$11,847	$(275)
MSCI Emerging Markets	1,498	Mar-2022	92,390	91,738	(652)
NASDAQ 100 Index E-MINI	8	Mar-2022	2,584	2,385	(199)
Russell 2000 Index E-MINI	815	Mar-2022	89,959	82,494	(7,465)
S&P 500 Index E-MINI	241	Mar-2022	56,551	54,276	(2,275)
S&P Mid Cap 400 Index E-MINI	12	Mar-2022	3,330	3,156	(174)
			$256,936	$245,896	$(11,040)

For the period ended January 31, 2022, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,624,486 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
^	Expiration date unavailable.
**	Rate shown is the 7-day effective yield as of January 31, 2022.
†	Investment in Affiliated Security (see Note 5).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is a Master Limited Partnership. At January 31, 2022, such securities amounted to $201 ($ Thousands), or 0.0% of Net Assets (See Note 2).
(C)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
LTD — Limited
MSCI — Morgan Stanley Capital International
NASDAQ — National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's
SPDR— Standard & Poor's Depository Receipt

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

The following is a list of the level of inputs used as of January 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	2,373,971	42		–(2)	2,374,013
Preferred Stock	1,716	69	–		1,785
Exchange Traded Fund	338	–	–		338
Rights	3	–		–(2)	3
Cash Equivalent	34,725	–	–		34,725
Total Investments in Securities	2,410,753	111	–		2,410,864

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Depreciation	(11,040)	—	—	(11,040)
Total Other Financial Instruments	(11,040)	—	—	(11,040)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $0.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions the Fund had with affiliates for the period ended January 31, 2022 ($ Thousands):

Security Description	Value 7/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$50,777	$63,845	$(79,897)	$—	$—	$34,725	34,725,378	$2	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 36.5%
U.S. Treasury Bonds
5.375%, 02/15/2031	$2,000	$2,610
4.250%, 05/15/2039	1,000	1,325
3.625%, 02/15/2044	6,500	8,142
3.375%, 11/15/2048	3,000	3,768
3.125%, 05/15/2048	2,500	3,000
3.000%, 11/15/2044	2,000	2,290
3.000%, 02/15/2047	2,500	2,904
3.000%, 02/15/2048	4,000	4,686
3.000%, 02/15/2049	2,500	2,951
2.875%, 05/15/2043	2,500	2,794
2.750%, 08/15/2042	5,000	5,480
2.750%, 11/15/2042	2,000	2,192
2.500%, 02/15/2045	2,500	2,637
2.500%, 02/15/2046	3,000	3,178
2.375%, 05/15/2051	2,000	2,117
2.250%, 02/15/2027	5,000	5,153
2.250%, 05/15/2041	4,000	4,045
2.250%, 08/15/2049	3,500	3,592
2.000%, 02/15/2050	1,800	1,755
2.000%, 08/15/2051	1,500	1,463
1.875%, 02/15/2041	1,000	953
1.875%, 02/15/2051	2,000	1,894
1.875%, 11/15/2051	3,000	2,844
1.750%, 08/15/2041	1,000	931
1.625%, 11/15/2050	4,500	4,016
1.375%, 11/15/2040	7,000	6,137
1.375%, 08/15/2050	4,000	3,357
1.250%, 05/15/2050	8,500	6,913
1.125%, 05/15/2040	8,000	6,750
1.125%, 08/15/2040	4,000	3,362
U.S. Treasury Notes
3.125%, 11/15/2028	5,000	5,443
2.875%, 09/30/2023	10,000	10,294
2.750%, 11/15/2023	5,000	5,143
2.625%, 01/31/2026	5,000	5,209
2.625%, 02/15/2029	2,000	2,117
2.500%, 01/31/2024	10,000	10,260
2.500%, 05/15/2024	2,000	2,057
2.375%, 08/15/2024	5,000	5,134
2.375%, 05/15/2027	3,000	3,112
2.250%, 11/15/2024	5,000	5,124
2.250%, 11/15/2025	10,000	10,268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.250%, 08/15/2027	$2,000	$2,062
2.125%, 03/31/2024	5,000	5,095
2.125%, 05/15/2025	5,000	5,110
2.000%, 02/15/2025	5,000	5,089
2.000%, 08/15/2025	10,000	10,175
2.000%, 11/15/2026	5,000	5,092
1.750%, 05/15/2023	7,500	7,577
1.625%, 05/15/2026	5,000	5,011
1.625%, 11/30/2026	2,500	2,504
1.625%, 08/15/2029	5,000	4,962
1.625%, 05/15/2031	6,500	6,422
1.500%, 08/15/2026	3,000	2,988
1.500%, 01/31/2027	5,000	4,974
1.500%, 11/30/2028	5,000	4,920
1.500%, 02/15/2030	3,900	3,828
1.375%, 02/15/2023	10,000	10,059
1.250%, 03/31/2028	5,000	4,862
1.250%, 05/31/2028	5,000	4,857
1.250%, 06/30/2028	2,000	1,941
1.250%, 09/30/2028	4,000	3,874
1.250%, 08/15/2031	5,000	4,771
1.125%, 02/28/2025	5,000	4,958
1.125%, 10/31/2026	7,000	6,844
1.125%, 02/29/2028	5,000	4,832
1.125%, 08/31/2028	3,000	2,885
1.125%, 02/15/2031	5,500	5,209
1.000%, 07/31/2028	5,000	4,773
0.875%, 06/30/2026	5,000	4,849
0.875%, 11/15/2030	5,000	4,642
0.750%, 12/31/2023	5,000	4,961
0.750%, 11/15/2024	5,000	4,917
0.750%, 04/30/2026	2,000	1,933
0.750%, 05/31/2026	4,000	3,861
0.750%, 08/31/2026	4,000	3,851
0.750%, 01/31/2028	5,000	4,726
0.625%, 07/31/2026	5,000	4,791
0.625%, 05/15/2030	5,000	4,566
0.625%, 08/15/2030	1,000	911
0.500%, 03/15/2023	8,000	7,969
0.500%, 05/31/2027	3,000	2,825
0.500%, 10/31/2027	5,000	4,675
0.375%, 04/15/2024	5,000	4,908
0.375%, 11/30/2025	2,000	1,915
0.375%, 12/31/2025	5,000	4,782
0.375%, 01/31/2026	5,000	4,774
0.375%, 09/30/2027	3,000	2,790
0.250%, 06/15/2023	3,000	2,971
0.250%, 11/15/2023	10,000	9,845
0.250%, 05/31/2025	10,000	9,611
0.250%, 06/30/2025	5,000	4,799
0.250%, 07/31/2025	7,000	6,710
0.250%, 08/31/2025	10,000	9,568

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 09/30/2025	$10,000	$9,559
0.250%, 10/31/2025	5,000	4,772
0.125%, 03/31/2023	3,500	3,469
0.125%, 05/31/2023	12,000	11,867
0.125%, 12/15/2023	5,000	4,906

Total U.S. Treasury Obligations
(Cost $482,269) ($ Thousands)		459,797

MORTGAGE-BACKED SECURITIES — 27.7%
Agency Mortgage-Backed Obligations — 26.6%
FHLMC
4.500%, 05/01/2048 to 10/01/2048	4,625	4,954
4.000%, 05/01/2050	4,214	4,453
3.500%, 11/01/2045	612	647
3.000%, 07/01/2033 to 08/01/2047	6,337	6,577
2.500%, 10/01/2040 to 12/01/2051	15,792	15,845
2.000%, 06/01/2036 to 11/01/2051	25,308	24,801
1.500%, 10/01/2051	1,159	1,097
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/2028	1,000	1,076
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/2028	815	892
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	5,000	5,495
FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl A2
3.298%, 04/25/2029	315	341
FNMA
5.000%, 12/01/2048	1,927	2,095
4.500%, 05/01/2046	2,779	3,043
4.000%, 01/01/2048 to 01/01/2049	10,238	10,865
3.500%, 08/01/2030 to 06/01/2050	20,882	21,924
3.000%, 02/01/2034 to 07/01/2050	25,366	26,146
2.500%, 08/01/2031 to 09/01/2051	33,289	33,478
2.000%, 06/01/2036 to 01/01/2052	39,608	38,972
1.500%, 11/01/2051	8,245	7,807
FNMA TBA
3.000%, 02/15/2045	5,000	5,108
FNMA, Ser 2019-M7, Cl A2
3.143%, 04/25/2029	1,250	1,335
GNMA
4.500%, 09/20/2046 to 01/20/2049	3,763	4,038
4.000%, 09/20/2047 to 05/20/2049	5,754	6,062
3.500%, 11/20/2041 to 07/20/2050	10,499	10,979
3.000%, 09/20/2046 to 07/20/2050	12,216	12,582
2.500%, 08/20/2050 to 11/20/2051	11,105	11,190
2.000%, 02/15/2051 to 12/20/2051	17,122	16,942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
2.500%, 02/15/2052	$5,875	$5,912
UMBS TBA
2.500%, 02/15/2051	15,075	15,049
2.000%, 02/15/2036 to 02/15/2051	26,725	26,144
1.500%, 02/15/2036	8,500	8,364

		334,213
Non-Agency Mortgage-Backed Obligations — 1.1%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	5,000	5,111
BANK, Ser 2019-BN24, Cl A2
2.707%, 11/15/2062	500	503
BBCMS Mortgage Trust, Ser 2017-C1, Cl A4
3.674%, 02/15/2050	190	202
Benchmark Mortgage Trust, Ser 2020-B18, Cl A5
1.925%, 07/15/2053	396	377
Benchmark Mortgage Trust, Ser 2020-B21, Cl A5
1.978%, 12/17/2053	1,000	952
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl A5
3.817%, 08/15/2050	5,000	5,194
Wells Fargo Commercial Mortgage Trust, Ser 2018-C44, Cl A5
4.212%, 05/15/2051	1,500	1,647

		13,986
Total Mortgage-Backed Securities
(Cost $356,330) ($ Thousands)		348,199

CORPORATE OBLIGATIONS — 25.8%
Communication Services — 2.2%
Activision Blizzard
1.350%, 09/15/2030	90	81
Alphabet
2.050%, 08/15/2050	130	107
1.100%, 08/15/2030	130	119
0.450%, 08/15/2025	90	86
America Movil
4.375%, 04/22/2049	500	576
2.875%, 05/07/2030	200	201
AT&T
4.850%, 03/01/2039	1,000	1,141
3.650%, 06/01/2051	500	489
3.500%, 06/01/2041	600	585
3.500%, 02/01/2061	135	123
3.300%, 02/01/2052	120	110
3.100%, 02/01/2043	200	184

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 06/01/2031	$200	$197
2.300%, 06/01/2027	300	297
2.250%, 02/01/2032	165	154
1.700%, 03/25/2026	550	538
0.900%, 03/25/2024	300	295
Baidu
1.720%, 04/09/2026	200	195
Charter Communications Operating LLC
4.908%, 07/23/2025	300	324
4.400%, 12/01/2061	50	47
3.900%, 06/01/2052	385	353
3.850%, 04/01/2061	135	116
3.700%, 04/01/2051	580	513
3.500%, 06/01/2041	660	591
2.800%, 04/01/2031	200	189
2.300%, 02/01/2032	100	90
Comcast
3.950%, 10/15/2025	500	535
3.750%, 04/01/2040	400	424
3.250%, 11/01/2039	500	499
3.150%, 03/01/2026	1,000	1,043
2.887%, 11/01/2051 (A)	300	272
2.800%, 01/15/2051	300	267
2.650%, 08/15/2062	150	123
2.450%, 08/15/2052	225	188
1.950%, 01/15/2031	200	189
1.500%, 02/15/2031	300	273
Discovery Communications
4.650%, 05/15/2050	300	325
3.625%, 05/15/2030	300	309
Electronic Arts
1.850%, 02/15/2031	60	56
Fox
5.576%, 01/25/2049	300	378
5.476%, 01/25/2039	500	605
Interpublic Group of Cos
3.375%, 03/01/2041	370	359
2.400%, 03/01/2031	100	97
Rogers Communications
4.350%, 05/01/2049	500	533
3.700%, 11/15/2049	500	485
Telefonica Emisiones
5.520%, 03/01/2049	500	608
T-Mobile USA
4.375%, 04/15/2040	500	536
3.500%, 04/15/2025	300	311
3.300%, 02/15/2051	50	45
3.000%, 02/15/2041	220	199
2.550%, 02/15/2031	230	219
2.250%, 11/15/2031	50	46
1.500%, 02/15/2026	550	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Verizon Communications
4.812%, 03/15/2039	$1,000	$1,182
4.000%, 03/22/2050	500	537
3.700%, 03/22/2061	45	45
3.550%, 03/22/2051	55	55
3.400%, 03/22/2041	380	376
3.000%, 03/22/2027	300	309
3.000%, 11/20/2060	90	78
2.875%, 11/20/2050	400	356
2.650%, 11/20/2040	400	357
2.550%, 03/21/2031	55	54
2.100%, 03/22/2028	60	58
1.750%, 01/20/2031	100	91
1.450%, 03/20/2026	540	527
0.850%, 11/20/2025	100	96
ViacomCBS
4.950%, 01/15/2031	100	114
4.950%, 05/19/2050	300	355
4.750%, 05/15/2025	300	323
4.200%, 05/19/2032	200	217
Vodafone Group
5.000%, 05/30/2038	300	352
Walt Disney
6.650%, 11/15/2037	500	703
4.700%, 03/23/2050	500	616
4.625%, 03/23/2040	200	233
3.500%, 05/13/2040	500	513
3.350%, 03/24/2025	200	208

		24,913

Consumer Discretionary — 1.7%
Alibaba Group Holding
2.700%, 02/09/2041	500	433
Amazon.com
3.250%, 05/12/2061	100	99
3.100%, 05/12/2051	100	99
2.875%, 05/12/2041	100	97
2.100%, 05/12/2031	100	97
1.650%, 05/12/2028	100	97
1.500%, 06/03/2030	200	188
1.000%, 05/12/2026	100	97
0.800%, 06/03/2025	500	486
0.400%, 06/03/2023	500	496
American Honda Finance MTN
2.250%, 01/12/2029	500	493
1.200%, 07/08/2025	200	195
0.875%, 07/07/2023	635	631
Aptiv
3.100%, 12/01/2051	100	88
AutoZone
3.625%, 04/15/2025	500	524

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT International Finance
1.668%, 03/25/2026	$200	$193
Best Buy
1.950%, 10/01/2030	50	47
Brunswick
0.850%, 08/18/2024	300	293
Choice Hotels International
3.700%, 01/15/2031	405	417
Council of Europe Development Bank
1.375%, 02/27/2025	500	498
Diageo Capital
2.000%, 04/29/2030	200	192
1.375%, 09/29/2025	300	294
Dollar General
4.125%, 04/03/2050	300	325
Dollar Tree
2.650%, 12/01/2031	100	96
DR Horton
2.600%, 10/15/2025	500	507
eBay
3.650%, 05/10/2051	50	50
2.700%, 03/11/2030	200	198
2.600%, 05/10/2031	50	49
1.400%, 05/10/2026	50	48
Expedia Group
4.625%, 08/01/2027	615	670
3.600%, 12/15/2023	565	582
General Motors
6.800%, 10/01/2027	500	600
6.125%, 10/01/2025	500	564
5.400%, 10/02/2023	500	530
General Motors Financial
3.600%, 06/21/2030	50	51
2.750%, 06/20/2025	550	557
2.350%, 02/26/2027	500	491
1.500%, 06/10/2026	500	479
1.200%, 10/15/2024	300	293
Home Depot
3.300%, 04/15/2040	300	305
2.750%, 09/15/2051	50	46
2.700%, 04/15/2030	200	203
2.375%, 03/15/2051	300	255
1.500%, 09/15/2028	100	96
1.375%, 03/15/2031	100	91
0.900%, 03/15/2028	95	89
Lowe's
5.000%, 04/15/2040	300	353
3.500%, 04/01/2051	75	74
2.625%, 04/01/2031	150	148
1.300%, 04/15/2028	320	297
Marriott International
4.625%, 06/15/2030	300	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Massachusetts Institute of Technology
2.989%, 07/01/2050	$45	$46
McDonald's MTN
4.200%, 04/01/2050	500	560
3.625%, 09/01/2049	100	102
3.600%, 07/01/2030	200	214
2.125%, 03/01/2030	200	194
NIKE
2.850%, 03/27/2030	200	206
O'Reilly Automotive
1.750%, 03/15/2031	135	124
RELX Capital
3.000%, 05/22/2030	200	204
Ross Stores
0.875%, 04/15/2026	100	95
Sands China
3.800%, 01/08/2026	500	490
Starbucks
4.450%, 08/15/2049	100	115
3.500%, 11/15/2050	300	297
2.550%, 11/15/2030	200	197
2.250%, 03/12/2030	200	193
Tapestry
3.050%, 03/15/2032	100	96
Target
2.250%, 04/15/2025	500	506
1.950%, 01/15/2027	500	499
TJX
1.600%, 05/15/2031	250	231
1.150%, 05/15/2028	250	234
Toyota Motor Credit MTN
3.375%, 04/01/2030	200	213
3.000%, 04/01/2025	300	310
1.900%, 01/13/2027	500	497
1.800%, 02/13/2025	500	501
1.350%, 08/25/2023	300	300
1.125%, 06/18/2026	500	484
Trustees of the University of Pennsylvania
2.396%, 10/01/2050	180	162
University of Southern California
2.945%, 10/01/2051	300	300
VF
2.800%, 04/23/2027	500	513
2.400%, 04/23/2025	500	508

		22,820

Consumer Staples — 1.4%
Altria Group
5.800%, 02/14/2039	500	567
4.450%, 05/06/2050	300	290
4.000%, 02/04/2061	75	65
3.700%, 02/04/2051	200	173

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 02/04/2041	$385	$332
2.450%, 02/04/2032	200	182
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	500	666
5.450%, 01/23/2039	500	614
4.500%, 06/01/2050	500	577
4.350%, 06/01/2040	800	884
Archer-Daniels-Midland
2.700%, 09/15/2051	200	188
BAT Capital
4.700%, 04/02/2027	300	323
3.984%, 09/25/2050	150	135
3.734%, 09/25/2040	295	266
2.726%, 03/25/2031	300	281
2.259%, 03/25/2028	200	190
Bunge Finance
2.750%, 05/14/2031	50	49
1.630%, 08/17/2025	125	123
Campbell Soup
2.375%, 04/24/2030	200	193
Clorox
1.800%, 05/15/2030	200	189
Coca-Cola
2.875%, 05/05/2041	350	341
2.250%, 01/05/2032	50	49
2.000%, 03/05/2031	65	62
1.650%, 06/01/2030	200	188
1.450%, 06/01/2027	500	486
Conagra Brands
4.600%, 11/01/2025	500	539
Constellation Brands
2.875%, 05/01/2030	200	200
2.250%, 08/01/2031	125	118
Costco Wholesale
1.750%, 04/20/2032	500	467
1.600%, 04/20/2030	200	188
Estee Lauder
2.600%, 04/15/2030	200	202
General Mills
2.875%, 04/15/2030	200	203
2.250%, 10/14/2031	275	264
Hershey
2.650%, 06/01/2050	500	470
Hormel Foods
1.800%, 06/11/2030	200	190
Ingredion
3.900%, 06/01/2050	200	212
J M Smucker
2.750%, 09/15/2041	100	92
2.125%, 03/15/2032	100	94
Keurig Dr Pepper
0.750%, 03/15/2024	85	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kimberly-Clark
2.000%, 11/02/2031	$200	$192
1.050%, 09/15/2027	125	118
Kroger
3.950%, 01/15/2050	500	535
1.700%, 01/15/2031	65	60
McCormick
2.500%, 04/15/2030	200	197
Mondelez International
2.750%, 04/13/2030	200	200
2.625%, 09/04/2050	100	88
PepsiCo
2.750%, 03/19/2030	200	206
2.625%, 10/21/2041	300	285
2.250%, 03/19/2025	500	507
1.625%, 05/01/2030	200	189
0.750%, 05/01/2023	500	498
Philip Morris International
1.750%, 11/01/2030	350	323
1.125%, 05/01/2023	500	500
0.875%, 05/01/2026	350	332
Procter & Gamble
3.000%, 03/25/2030	200	211
1.950%, 04/23/2031	200	195
1.000%, 04/23/2026	300	291
Sysco
2.450%, 12/14/2031	145	140
Unilever Capital
1.750%, 08/12/2031	300	279
1.375%, 09/14/2030	165	150
0.375%, 09/14/2023	100	98
Walgreens Boots Alliance
4.100%, 04/15/2050	500	524
Walmart
3.400%, 06/26/2023	300	309
3.050%, 07/08/2026	500	524
2.850%, 07/08/2024	500	517
2.500%, 09/22/2041	55	52
1.500%, 09/22/2028	65	63
1.050%, 09/17/2026	65	63

		18,381

Energy — 1.9%
Baker Hughes Holdings
2.061%, 12/15/2026	100	99
Boardwalk Pipelines
3.400%, 02/15/2031	85	85
BP Capital Markets America
3.796%, 09/21/2025	500	530
3.633%, 04/06/2030	300	320
3.543%, 04/06/2027	500	528
3.194%, 04/06/2025	500	519

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.060%, 06/17/2041	$500	$473
3.001%, 03/17/2052	50	45
Canadian Natural Resources
2.950%, 07/15/2030	200	199
2.050%, 07/15/2025	500	497
Cenovus Energy
3.750%, 02/15/2052	75	72
2.650%, 01/15/2032	65	62
Cheniere Corpus Christi Holdings
2.742%, 12/31/2039 (A)	455	423
Chevron
1.995%, 05/11/2027	500	498
1.554%, 05/11/2025	500	497
1.141%, 05/11/2023	500	500
ConocoPhillips
4.875%, 10/01/2047 (A)	500	618
2.400%, 02/15/2031 (A)	190	186
Diamondback Energy
4.750%, 05/31/2025	500	540
Eastern Gas Transmission & Storage
4.800%, 11/01/2043 (A)	400	458
Energy Transfer
6.250%, 04/15/2049	500	609
6.125%, 12/15/2045	300	353
4.750%, 01/15/2026	500	537
2.900%, 05/15/2025	500	507
Enterprise Products Operating
3.300%, 02/15/2053	85	78
Enterprise Products Operating LLC
3.700%, 01/31/2051	500	491
2.800%, 01/31/2030	200	201
Equinor
3.700%, 04/06/2050	500	536
3.625%, 04/06/2040	200	210
Exxon Mobil
4.227%, 03/19/2040	500	566
3.482%, 03/19/2030	300	321
2.992%, 03/19/2025	500	516
2.610%, 10/15/2030	300	302
1.571%, 04/15/2023	500	502
Halliburton
4.850%, 11/15/2035	300	343
HollyFrontier
2.625%, 10/01/2023	250	253
Kinder Morgan
5.550%, 06/01/2045	500	595
3.600%, 02/15/2051	250	236
3.250%, 08/01/2050	145	130
2.000%, 02/15/2031	140	128
Magellan Midstream Partners
3.250%, 06/01/2030	200	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marathon Petroleum
4.700%, 05/01/2025	$500	$538
MPLX
5.200%, 12/01/2047	300	344
4.500%, 04/15/2038	500	535
4.250%, 12/01/2027	500	538
2.650%, 08/15/2030	115	111
ONEOK
7.150%, 01/15/2051	500	690
5.850%, 01/15/2026	300	338
2.200%, 09/15/2025	300	299
Phillips 66
3.850%, 04/09/2025	500	526
2.150%, 12/15/2030	300	280
Pioneer Natural Resources
1.900%, 08/15/2030	200	184
Sabine Pass Liquefaction
4.500%, 05/15/2030	500	548
Shell International Finance BV
3.250%, 04/06/2050	550	548
2.750%, 04/06/2030	210	213
0.375%, 09/15/2023	250	246
Suncor Energy
3.100%, 05/15/2025	500	516
TotalEnergies Capital International
3.127%, 05/29/2050	300	291
TransCanada PipeLines
4.750%, 05/15/2038	300	341
4.100%, 04/15/2030	300	323
2.500%, 10/12/2031	165	157
1.000%, 10/12/2024	420	410
Williams
3.500%, 11/15/2030	200	207

		22,949

Financials — 8.2%
Aflac
1.125%, 03/15/2026	105	101
African Development Bank
0.750%, 04/03/2023	500	499
African Development Bank MTN
0.875%, 07/22/2026	116	112
Allstate
1.450%, 12/15/2030	200	184
0.750%, 12/15/2025	125	119
Ally Financial
1.450%, 10/02/2023	565	563
American Express
3.700%, 08/03/2023	200	207
3.400%, 02/22/2024	500	517
2.500%, 07/30/2024	500	510

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Financial Group
5.250%, 04/02/2030	$300	$348
American International Group
4.375%, 06/30/2050	200	233
3.400%, 06/30/2030	200	210
2.500%, 06/30/2025	300	305
Andina de Fomento
1.625%, 09/23/2025	500	492
Aon
2.800%, 05/15/2030	200	200
Ares Capital
3.875%, 01/15/2026	300	309
Asian Development Bank
0.625%, 04/29/2025	1,000	973
Asian Development Bank MTN
1.875%, 01/24/2030	500	501
0.500%, 02/04/2026	250	239
0.375%, 06/11/2024	200	195
Asian Infrastructure Investment Bank
0.250%, 09/29/2023	335	330
Assurant
2.650%, 01/15/2032	100	95
Athene Holding
6.150%, 04/03/2030	300	358
3.500%, 01/15/2031	100	101
Bain Capital Specialty Finance
2.550%, 10/13/2026	25	24
Banco Santander
3.490%, 05/28/2030	200	206
2.746%, 05/28/2025	200	203
1.849%, 03/25/2026	500	487
Bank of America
3.483%, VAR U.S. SOFR + 1.650%, 03/13/2052	200	205
3.311%, VAR U.S. SOFR + 1.580%, 04/22/2042	400	395
2.687%, VAR U.S. SOFR + 1.320%, 04/22/2032	100	98
2.651%, VAR U.S. SOFR + 1.220%, 03/11/2032	200	195
2.592%, VAR U.S. SOFR + 2.150%, 04/29/2031	200	196
2.572%, VAR U.S. SOFR + 1.210%, 10/20/2032	300	291
2.482%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.200%, 09/21/2036	250	232
1.734%, VAR U.S. SOFR + 0.960%, 07/22/2027	300	291
1.658%, VAR U.S. SOFR + 0.910%, 03/11/2027	500	485
0.976%, VAR U.S. SOFR + 0.690%, 04/22/2025	600	588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
4.100%, 07/24/2023	$200	$208
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	200	225
4.078%, VAR ICE LIBOR USD 3 Month + 1.320%, 04/23/2040	700	765
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/2030	200	200
2.831%, VAR U.S. SOFR + 1.880%, 10/24/2051	50	46
2.676%, VAR U.S. SOFR + 1.930%, 06/19/2041	500	456
2.015%, VAR ICE LIBOR USD 3 Month + 0.640%, 02/13/2026	500	498
1.922%, VAR U.S. SOFR + 1.370%, 10/24/2031	200	185
1.898%, VAR U.S. SOFR + 1.530%, 07/23/2031	200	185
1.530%, VAR U.S. SOFR + 0.650%, 12/06/2025	200	197
1.486%, VAR U.S. SOFR + 1.460%, 05/19/2024	100	100
1.319%, VAR U.S. SOFR + 1.150%, 06/19/2026	500	485
1.197%, VAR U.S. SOFR + 1.010%, 10/24/2026	200	192
0.810%, VAR U.S. SOFR + 0.740%, 10/24/2024	200	197
0.523%, VAR U.S. SOFR + 0.410%, 06/14/2024	100	99
Bank of Montreal MTN
3.300%, 02/05/2024	500	517
1.850%, 05/01/2025	300	300
Bank of New York Mellon MTN
2.100%, 10/24/2024	500	506
1.650%, 07/14/2028	100	96
1.650%, 01/28/2031	200	188
1.600%, 04/24/2025	300	297
Bank of Nova Scotia
3.400%, 02/11/2024	500	518
2.200%, 02/03/2025	300	302
1.950%, 02/01/2023	300	303
1.625%, 05/01/2023	300	301
1.350%, 06/24/2026	500	484
Barclays
3.811%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 03/10/2042	200	198
2.894%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2032	200	194
2.852%, VAR U.S. SOFR + 2.714%, 05/07/2026	300	303

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.667%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 03/10/2032	$200	$191
2.645%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.900%, 06/24/2031	200	193
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.800%, 12/10/2024	290	285
Berkshire Hathaway Finance
2.850%, 10/15/2050	265	242
2.500%, 01/15/2051	280	239
1.450%, 10/15/2030	315	292
BlackRock
1.900%, 01/28/2031	300	286
BlackRock TCP Capital
2.850%, 02/09/2026	500	495
Blackstone Private Credit Fund
3.250%, 03/15/2027 (A)	50	49
2.350%, 11/22/2024 (A)	350	345
Blackstone Secured Lending Fund
2.750%, 09/16/2026	100	98
Brighthouse Financial
5.625%, 05/15/2030	300	348
4.700%, 06/22/2047	500	503
Brookfield Finance
4.850%, 03/29/2029	200	224
3.500%, 03/30/2051	150	149
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	200	207
1.250%, 06/22/2026	500	479
0.950%, 06/23/2023	100	99
Capital One Financial
3.800%, 01/31/2028	500	528
2.618%, VAR U.S. SOFR + 1.265%, 11/02/2032	100	96
2.600%, 05/11/2023	300	304
2.359%, VAR U.S. SOFR + 1.337%, 07/29/2032	100	92
1.878%, VAR U.S. SOFR + 0.855%, 11/02/2027	100	97
CBOE Global Markets
1.625%, 12/15/2030	100	92
Charles Schwab
4.200%, 03/24/2025	500	536
1.950%, 12/01/2031	50	47
1.150%, 05/13/2026	525	509
Chubb INA Holdings
1.375%, 09/15/2030	325	297
CI Financial
3.200%, 12/17/2030	65	64
Citigroup
8.125%, 07/15/2039	200	321

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.316%, VAR U.S. SOFR + 4.548%, 03/26/2041	$700	$878
4.412%, VAR U.S. SOFR + 3.914%, 03/31/2031	200	220
3.106%, VAR U.S. SOFR + 2.842%, 04/08/2026	300	308
2.976%, VAR U.S. SOFR + 1.422%, 11/05/2030	200	201
2.572%, VAR U.S. SOFR + 2.107%, 06/03/2031	200	195
2.561%, VAR U.S. SOFR + 1.167%, 05/01/2032	165	160
1.678%, VAR U.S. SOFR + 1.667%, 05/15/2024	100	100
1.462%, VAR U.S. SOFR + 0.770%, 06/09/2027	500	480
1.122%, VAR U.S. SOFR + 0.765%, 01/28/2027	500	477
0.981%, VAR U.S. SOFR + 0.669%, 05/01/2025	150	147
0.776%, VAR U.S. SOFR + 0.686%, 10/30/2024	150	148
Citizens Bank
2.250%, 04/28/2025	500	504
Citizens Financial Group
3.250%, 04/30/2030	200	206
CNA Financial
2.050%, 08/15/2030	65	61
Credit Suisse NY
2.950%, 04/09/2025	300	308
1.250%, 08/07/2026	300	286
1.000%, 05/05/2023	100	100
Deutsche Bank NY
3.961%, VAR U.S. SOFR + 2.581%, 11/26/2025	500	521
2.222%, VAR U.S. SOFR + 2.159%, 09/18/2024	250	251
1.686%, 03/19/2026	300	293
Equitable Holdings
5.000%, 04/20/2048	500	588
4.350%, 04/20/2028	200	218
European Bank for Reconstruction & Development MTN
0.250%, 07/10/2023	700	692
European Investment Bank
1.625%, 05/13/2031	500	491
1.375%, 05/15/2023	500	503
1.250%, 02/14/2031	520	495
0.875%, 05/17/2030	500	463
0.625%, 07/25/2025	1,000	969
0.375%, 12/15/2025	200	191
Everest Reinsurance Holdings
3.500%, 10/15/2050	100	98

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fairfax Financial Holdings
4.625%, 04/29/2030	$300	$327
Fidelity National Financial
2.450%, 03/15/2031	150	143
Franklin Resources
1.600%, 10/30/2030	100	92
FS KKR Capital
3.400%, 01/15/2026	200	199
Globe Life
2.150%, 08/15/2030	250	237
Goldman Sachs Group
5.150%, 05/22/2045	500	608
3.625%, 02/20/2024	200	207
3.500%, 04/01/2025	500	519
3.210%, VAR U.S. SOFR + 1.513%, 04/22/2042	90	87
2.908%, VAR U.S. SOFR + 1.472%, 07/21/2042	115	108
2.650%, VAR U.S. SOFR + 1.264%, 10/21/2032	115	112
2.615%, VAR U.S. SOFR + 1.281%, 04/22/2032	105	102
2.383%, VAR U.S. SOFR + 1.248%, 07/21/2032	145	137
1.992%, VAR U.S. SOFR + 1.090%, 01/27/2032	225	207
1.948%, VAR U.S. SOFR + 0.913%, 10/21/2027	230	224
1.542%, VAR U.S. SOFR + 0.818%, 09/10/2027	100	96
1.431%, VAR U.S. SOFR + 0.798%, 03/09/2027	500	480
1.217%, 12/06/2023	200	199
1.093%, VAR U.S. SOFR + 0.789%, 12/09/2026	400	380
0.925%, VAR U.S. SOFR + 0.486%, 10/21/2024	140	138
0.855%, VAR U.S. SOFR + 0.609%, 02/12/2026	665	641
0.673%, VAR U.S. SOFR + 0.572%, 03/08/2024	250	248
0.657%, VAR U.S. SOFR + 0.505%, 09/10/2024	100	98
0.523%, 03/08/2023	155	154
Hartford Financial Services Group
2.900%, 09/15/2051	50	46
HSBC Holdings
4.950%, 03/31/2030	200	228
3.803%, VAR ICE LIBOR USD 3 Month + 1.211%, 03/11/2025	500	517
2.848%, VAR U.S. SOFR + 2.387%, 06/04/2031	200	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.804%, VAR U.S. SOFR + 1.187%, 05/24/2032	$200	$193
2.206%, VAR U.S. SOFR + 1.285%, 08/17/2029	200	191
2.099%, VAR U.S. SOFR + 1.929%, 06/04/2026	300	297
2.013%, VAR U.S. SOFR + 1.732%, 09/22/2028	200	192
1.589%, VAR U.S. SOFR + 1.290%, 05/24/2027	420	403
Huntington Bancshares
2.487%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.170%, 08/15/2036 (A)	100	93
ING Groep
3.550%, 04/09/2024	500	518
1.726%, VAR U.S. SOFR + 1.005%, 04/01/2027	500	486
Inter-American Development Bank
0.625%, 07/15/2025	1,000	969
0.625%, 09/16/2027	500	468
0.500%, 05/24/2023	400	397
0.250%, 11/15/2023	500	492
Intercontinental Exchange
3.000%, 06/15/2050	200	187
3.000%, 09/15/2060	160	144
2.650%, 09/15/2040	165	151
1.850%, 09/15/2032	165	150
0.700%, 06/15/2023	110	109
International Bank for Reconstruction & Development
2.500%, 07/29/2025	1,000	1,032
1.625%, 11/03/2031	381	372
1.250%, 02/10/2031	500	474
1.125%, 09/13/2028	160	153
0.875%, 05/14/2030	500	463
0.750%, 11/24/2027	230	217
0.500%, 10/28/2025	800	769
0.250%, 11/24/2023	125	123
International Bank for Reconstruction & Development MTN
1.375%, 04/20/2028	650	634
International Finance MTN
0.750%, 08/27/2030	500	458
0.375%, 07/16/2025	145	139
Jefferies Group
2.625%, 10/15/2031	200	191
JPMorgan Chase
4.493%, VAR U.S. SOFR + 3.790%, 03/24/2031	200	224
3.328%, VAR U.S. SOFR + 1.580%, 04/22/2052	70	70

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.157%, VAR U.S. SOFR + 1.460%, 04/22/2042	$100	$98
3.109%, VAR U.S. SOFR + 2.440%, 04/22/2051	800	771
3.109%, VAR U.S. SOFR + 2.460%, 04/22/2041	700	681
2.956%, VAR U.S. SOFR + 2.515%, 05/13/2031	300	298
2.580%, VAR U.S. SOFR + 1.250%, 04/22/2032	75	73
2.545%, VAR U.S. SOFR + 1.180%, 11/08/2032	155	150
2.525%, VAR U.S. SOFR + 1.510%, 11/19/2041	750	669
2.522%, VAR U.S. SOFR + 2.040%, 04/22/2031	200	195
2.182%, VAR U.S. SOFR + 1.890%, 06/01/2028	300	295
2.005%, VAR U.S. SOFR + 1.585%, 03/13/2026	500	498
1.764%, VAR TSFR3M + 1.105%, 11/19/2031	250	228
1.578%, VAR U.S. SOFR + 0.885%, 04/22/2027	565	547
1.561%, VAR U.S. SOFR + 0.605%, 12/10/2025	600	591
1.514%, VAR U.S. SOFR + 1.455%, 06/01/2024	100	100
1.470%, VAR U.S. SOFR + 0.765%, 09/22/2027	75	72
1.045%, VAR U.S. SOFR + 0.800%, 11/19/2026	250	239
0.969%, VAR U.S. SOFR + 0.580%, 06/23/2025	300	293
0.824%, VAR U.S. SOFR + 0.540%, 06/01/2025	170	166
0.768%, VAR U.S. SOFR + 0.490%, 08/09/2025	665	646
0.697%, VAR U.S. SOFR + 0.580%, 03/16/2024	200	199
Kemper
2.400%, 09/30/2030	50	48
KeyBank
1.250%, 03/10/2023	300	300
Korea Development Bank
3.375%, 03/12/2023	260	266
2.000%, 10/25/2031	500	482
0.500%, 10/27/2023	200	197
Kreditanstalt fuer Wiederaufbau
2.625%, 02/28/2024	500	514
1.000%, 10/01/2026	500	485
0.625%, 01/22/2026	1,300	1,249
0.250%, 10/19/2023	750	739

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.250%, 03/08/2024	$325	$318
Landwirtschaftliche Rentenbank
0.500%, 05/27/2025	500	483
Lloyds Banking Group
4.050%, 08/16/2023	200	207
3.900%, 03/12/2024	500	521
0.695%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.550%, 05/11/2024	200	198
Manulife Financial
2.484%, 05/19/2027	300	302
Markel
3.450%, 05/07/2052	70	68
Marsh & McLennan
3.875%, 03/15/2024	500	523
2.250%, 11/15/2030	200	193
MetLife
4.550%, 03/23/2030	200	229
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	500	537
3.407%, 03/07/2024	500	517
2.801%, 07/18/2024	500	511
2.341%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 01/19/2028	500	495
2.193%, 02/25/2025	500	502
1.640%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.670%, 10/13/2027	200	193
Mizuho Financial Group
2.260%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 07/09/2032	200	190
2.226%, VAR ICE LIBOR USD 3 Month + 0.830%, 05/25/2026	300	300
1.241%, 07/10/2024 (B)	200	199
Moody's
2.550%, 08/18/2060	250	203
2.000%, 08/19/2031	100	94
Morgan Stanley
3.217%, VAR U.S. SOFR + 1.485%, 04/22/2042	145	144
2.484%, VAR U.S. SOFR + 1.360%, 09/16/2036	500	465
1.593%, VAR U.S. SOFR + 0.879%, 05/04/2027	545	526
0.985%, VAR U.S. SOFR + 0.720%, 12/10/2026	250	237
0.790%, VAR U.S. SOFR + 0.525%, 05/30/2025	200	195
0.731%, VAR U.S. SOFR + 0.616%, 04/05/2024	180	179

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.597%, VAR U.S. SOFR + 4.840%, 03/24/2051	$700	$978
3.622%, VAR U.S. SOFR + 3.120%, 04/01/2031	200	211
2.720%, VAR U.S. SOFR + 1.152%, 07/22/2025	500	507
2.511%, VAR U.S. SOFR + 1.200%, 10/20/2032	110	106
2.475%, VAR U.S. SOFR + 1.000%, 01/21/2028	500	499
2.239%, VAR U.S. SOFR + 1.178%, 07/21/2032	150	141
2.188%, VAR U.S. SOFR + 1.990%, 04/28/2026	300	299
1.794%, VAR U.S. SOFR + 1.034%, 02/13/2032	375	343
1.512%, VAR U.S. SOFR + 0.858%, 07/20/2027	150	144
1.164%, VAR U.S. SOFR + 0.560%, 10/21/2025	110	107
0.864%, VAR U.S. SOFR + 0.745%, 10/21/2025	345	334
0.791%, VAR U.S. SOFR + 0.509%, 01/22/2025	150	147
National Bank of Canada
0.750%, 08/06/2024	500	487
National Bank of Canada MTN
2.100%, 02/01/2023	300	303
NatWest Group
4.269%, VAR ICE LIBOR USD 3 Month + 1.762%, 03/22/2025	500	522
3.875%, 09/12/2023	200	206
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.550%, 05/22/2028	300	305
Nomura Holdings
3.103%, 01/16/2030	200	200
2.648%, 01/16/2025	300	304
2.329%, 01/22/2027	500	491
1.653%, 07/14/2026	500	481
Nordic Investment Bank
0.375%, 09/11/2025	500	478
Northern Trust
1.950%, 05/01/2030	300	289
Oaktree Specialty Lending
2.700%, 01/15/2027	50	48
Oesterreichische Kontrollbank
1.500%, 02/12/2025	500	500
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	511
Old Republic International
3.850%, 06/11/2051	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owl Rock Capital
4.250%, 01/15/2026	$100	$103
2.625%, 01/15/2027	100	96
PartnerRe Finance B
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.815%, 10/01/2050	100	102
PNC Financial Services Group
3.500%, 01/23/2024	200	207
2.307%, VAR U.S. SOFR + 0.979%, 04/23/2032	265	257
1.150%, 08/13/2026	200	194
Progressive
3.950%, 03/26/2050	200	226
Prospect Capital
3.437%, 10/15/2028	50	47
Prudential Financial MTN
3.000%, 03/10/2040	1,000	967
1.500%, 03/10/2026	300	296
Prudential PLC
3.125%, 04/14/2030	300	313
Royal Bank of Canada MTN
2.050%, 01/21/2027	500	495
1.600%, 04/17/2023	300	302
1.200%, 04/27/2026	300	289
1.150%, 06/10/2025	500	487
S&P Global
2.300%, 08/15/2060	95	75
1.250%, 08/15/2030	75	68
Santander Holdings USA
3.450%, 06/02/2025	500	516
Sumitomo Mitsui Financial Group
2.696%, 07/16/2024	500	510
2.348%, 01/15/2025	300	303
2.222%, 09/17/2031	200	190
2.174%, 01/14/2027	500	495
2.130%, 07/08/2030	200	190
1.474%, 07/08/2025	500	488
SVB Financial Group
1.800%, 02/02/2031	65	59
Synchrony Financial
2.875%, 10/28/2031	100	95
Toronto-Dominion Bank MTN
2.000%, 09/10/2031	50	47
1.250%, 09/10/2026	50	48
1.200%, 06/03/2026	600	577
1.150%, 06/12/2025	500	487
0.700%, 09/10/2024	50	49
0.550%, 03/04/2024	250	245
Travelers
3.050%, 06/08/2051	400	387

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Bank
3.200%, 04/01/2024	$500	$517
1.500%, 03/10/2025	300	297
1.250%, 03/09/2023	300	300
Truist Financial MTN
3.750%, 12/06/2023	500	520
2.500%, 08/01/2024	500	509
1.267%, VAR U.S. SOFR + 0.609%, 03/02/2027	500	484
US Bancorp
2.400%, 07/30/2024	500	509
1.450%, 05/12/2025	300	296
US Bancorp MTN
1.375%, 07/22/2030	50	45
US Bank
2.050%, 01/21/2025	300	303
Wells Fargo
3.068%, VAR U.S. SOFR + 2.530%, 04/30/2041	800	772
2.188%, VAR U.S. SOFR + 2.000%, 04/30/2026	300	299
Wells Fargo MTN
5.013%, VAR U.S. SOFR + 4.502%, 04/04/2051	800	1,025
4.478%, VAR U.S. SOFR + 4.032%, 04/04/2031	300	337
3.750%, 01/24/2024	500	520
2.879%, VAR U.S. SOFR + 1.432%, 10/30/2030	200	201
2.393%, VAR U.S. SOFR + 2.100%, 06/02/2028	300	298
1.654%, VAR U.S. SOFR + 1.600%, 06/02/2024	100	100
0.805%, VAR U.S. SOFR + 0.510%, 05/19/2025	60	59
Westpac Banking
4.421%, 07/24/2039	200	222
3.300%, 02/26/2024	500	519
2.963%, 11/16/2040	530	490
2.650%, 01/16/2030	200	202

		102,538

Health Care — 2.4%
Abbott Laboratories
1.400%, 06/30/2030	140	131
1.150%, 01/30/2028	45	43
AbbVie
4.850%, 06/15/2044	500	584
4.550%, 03/15/2035	500	568
4.250%, 11/21/2049	500	557
4.050%, 11/21/2039	1,000	1,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Agilent Technologies
2.100%, 06/04/2030	$300	$281
Allina Health System
2.902%, 11/15/2051	300	282
AmerisourceBergen
2.700%, 03/15/2031	200	195
0.737%, 03/15/2023	105	104
Amgen
3.150%, 02/21/2040	500	476
2.300%, 02/25/2031	200	193
1.900%, 02/21/2025	500	501
Anthem
2.550%, 03/15/2031	50	49
1.500%, 03/15/2026	50	49
AstraZeneca PLC
2.125%, 08/06/2050	140	116
1.375%, 08/06/2030	300	275
0.700%, 04/08/2026	300	285
Banner Health
2.338%, 01/01/2030	200	199
1.897%, 01/01/2031	100	95
Baxter International
2.539%, 02/01/2032 (A)	300	291
Becton Dickinson
3.794%, 05/20/2050	300	313
2.823%, 05/20/2030	200	200
Biogen
2.250%, 05/01/2030	200	189
Bon Secours Mercy Health
2.095%, 06/01/2031	100	95
Boston Scientific
2.650%, 06/01/2030	100	99
1.900%, 06/01/2025	300	298
Bristol-Myers Squibb
4.550%, 02/20/2048	500	599
4.125%, 06/15/2039	800	900
2.900%, 07/26/2024	192	198
2.550%, 11/13/2050	230	203
2.350%, 11/13/2040	320	283
0.750%, 11/13/2025	50	48
0.537%, 11/13/2023	335	331
Cedars-Sinai Health System
2.288%, 08/15/2031	100	98
Cigna
4.800%, 08/15/2038	1,000	1,149
4.500%, 02/25/2026	300	325
3.400%, 03/15/2050	200	190
3.200%, 03/15/2040	500	481
2.375%, 03/15/2031	60	57
1.250%, 03/15/2026	65	63
CommonSpirit Health
3.910%, 10/01/2050	75	79

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.782%, 10/01/2030	$50	$50
CVS Health
4.125%, 04/01/2040	500	539
3.625%, 04/01/2027	500	529
2.700%, 08/21/2040	500	447
1.875%, 02/28/2031	255	236
1.300%, 08/21/2027	400	377
Danaher
2.800%, 12/10/2051	50	45
2.600%, 10/01/2050	190	168
DENTSPLY SIRONA
3.250%, 06/01/2030	200	206
Eli Lilly
2.250%, 05/15/2050	200	172
Gilead Sciences
2.800%, 10/01/2050	200	180
2.600%, 10/01/2040	200	179
1.650%, 10/01/2030	95	88
1.200%, 10/01/2027	120	113
Hackensack Meridian Health
2.675%, 09/01/2041	100	94
HCA
5.125%, 06/15/2039	1,000	1,156
Humana
4.500%, 04/01/2025	300	321
Integris Baptist Medical Center
3.875%, 08/15/2050	100	109
Johnson & Johnson
2.450%, 09/01/2060	165	143
2.250%, 09/01/2050	250	218
2.100%, 09/01/2040	165	146
1.300%, 09/01/2030	175	162
0.950%, 09/01/2027	155	147
0.550%, 09/01/2025	125	120
Kaiser Foundation Hospitals
3.002%, 06/01/2051	100	97
2.810%, 06/01/2041	400	380
Laboratory Corp of America Holdings
1.550%, 06/01/2026	145	141
McKesson
0.900%, 12/03/2025	145	138
Merck
3.900%, 03/07/2039	500	556
2.350%, 06/24/2040	500	447
1.450%, 06/24/2030	300	278
0.750%, 02/24/2026	300	288
Novartis Capital
1.750%, 02/14/2025	500	500
Orlando Health Obligated Group
3.327%, 10/01/2050	25	25
PerkinElmer
2.550%, 03/15/2031	85	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer
4.000%, 03/15/2049	$200	$229
2.700%, 05/28/2050	300	282
2.625%, 04/01/2030	200	204
2.550%, 05/28/2040	300	280
1.750%, 08/18/2031	65	61
0.800%, 05/28/2025	500	486
Providence St. Joseph Health Obligated Group
2.700%, 10/01/2051	75	67
Quest Diagnostics
2.800%, 06/30/2031	200	199
Royalty Pharma
3.350%, 09/02/2051	60	53
2.150%, 09/02/2031	55	50
1.200%, 09/02/2025	70	67
Smith & Nephew
2.032%, 10/14/2030	50	46
Stryker
1.950%, 06/15/2030	200	189
1.150%, 06/15/2025	500	487
Sutter Health
3.361%, 08/15/2050	55	55
2.294%, 08/15/2030	55	53
Takeda Pharmaceutical
3.375%, 07/09/2060	100	95
3.025%, 07/09/2040	500	468
2.050%, 03/31/2030	200	188
Texas Health Resources
2.328%, 11/15/2050	65	55
Thermo Fisher Scientific
1.215%, 10/18/2024	75	74
0.797%, 10/18/2023	80	79
UnitedHealth Group
3.500%, 08/15/2039	500	519
3.250%, 05/15/2051	50	50
3.125%, 05/15/2060	300	283
3.050%, 05/15/2041	50	49
2.750%, 05/15/2040	800	757
2.300%, 05/15/2031	50	49
1.250%, 01/15/2026	500	488
1.150%, 05/15/2026	400	387
Universal Health Services
2.650%, 10/15/2030 (A)	250	239
Viatris
4.000%, 06/22/2050	500	494
3.850%, 06/22/2040	500	499
2.700%, 06/22/2030	200	193
1.650%, 06/22/2025	500	491
Zimmer Biomet Holdings
2.600%, 11/24/2031	150	145
1.450%, 11/22/2024	405	399

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Zoetis
2.000%, 05/15/2030	$200	$190

		30,426

Industrials — 2.1%
3M
3.050%, 04/15/2030	200	210
2.650%, 04/15/2025	300	307
AerCap Ireland Capital DAC
4.875%, 01/16/2024	500	523
4.500%, 09/15/2023	350	364
3.300%, 01/30/2032	150	146
2.450%, 10/29/2026	150	147
1.750%, 10/29/2024	150	148
1.650%, 10/29/2024	150	147
1.150%, 10/29/2023	150	148
Air Lease MTN
2.875%, 01/15/2026	120	121
2.300%, 02/01/2025	500	498
Boeing
5.705%, 05/01/2040	800	963
5.040%, 05/01/2027	500	552
4.875%, 05/01/2025	500	538
4.508%, 05/01/2023	500	517
3.950%, 08/01/2059	200	192
3.250%, 02/01/2028	50	51
2.750%, 02/01/2026	50	51
Burlington Northern Santa Fe
3.300%, 09/15/2051	100	101
2.875%, 06/15/2052	110	103
Canadian Pacific Railway
2.050%, 03/05/2030	200	192
Carlisle
2.200%, 03/01/2032	100	93
Carrier Global
3.577%, 04/05/2050	500	498
3.377%, 04/05/2040	500	495
2.242%, 02/15/2025	500	504
Caterpillar
2.600%, 04/09/2030	200	204
Caterpillar Financial Services
0.650%, 07/07/2023	600	595
Caterpillar Financial Services MTN
1.700%, 01/08/2027	500	493
1.450%, 05/15/2025	500	495
0.800%, 11/13/2025	330	318
CNH Industrial Capital
1.950%, 07/02/2023	515	517
CSX
3.800%, 04/15/2050	500	531
2.500%, 05/15/2051	290	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cummins
1.500%, 09/01/2030	$250	$231
Deere
2.750%, 04/15/2025	300	309
Emerson Electric
0.875%, 10/15/2026	165	157
Equifax
3.100%, 05/15/2030	200	201
FedEx
5.250%, 05/15/2050	300	373
3.250%, 05/15/2041	300	288
Flowserve
3.500%, 10/01/2030	70	70
GATX
1.900%, 06/01/2031	250	229
General Dynamics
4.250%, 04/01/2040	500	576
3.250%, 04/01/2025	300	313
Honeywell International
1.950%, 06/01/2030	300	289
1.350%, 06/01/2025	500	494
Hubbell
2.300%, 03/15/2031	60	58
IDEX
2.625%, 06/15/2031	50	49
JetBlue Pass-Through Trust, Ser 2020-1, Cl A
4.000%, 11/15/2032	2	2
John Deere Capital
1.450%, 01/15/2031	285	263
John Deere Capital MTN
1.700%, 01/11/2027	500	493
1.300%, 10/13/2026	300	292
1.050%, 06/17/2026	500	483
0.700%, 01/15/2026	400	384
0.400%, 10/10/2023	290	286
Johnson Controls International
2.000%, 09/16/2031	115	108
1.750%, 09/15/2030	85	80
L3Harris Technologies
3.850%, 12/15/2026	500	532
Leidos
4.375%, 05/15/2030	300	321
Lockheed Martin
1.850%, 06/15/2030	300	288
Masco
2.000%, 10/01/2030	250	231
Norfolk Southern
3.155%, 05/15/2055	100	94
3.050%, 05/15/2050	200	188
2.900%, 08/25/2051	200	183

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northrop Grumman
5.150%, 05/01/2040	$500	$617
Otis Worldwide
3.112%, 02/15/2040	200	194
2.056%, 04/05/2025	250	251
PACCAR Financial MTN
0.800%, 06/08/2023	500	497
Quanta Services
3.050%, 10/01/2041	300	271
2.900%, 10/01/2030	250	246
Raytheon Technologies
4.500%, 06/01/2042	500	578
3.125%, 07/01/2050	300	282
2.250%, 07/01/2030	300	289
Republic Services
2.375%, 03/15/2033	100	96
1.750%, 02/15/2032	100	91
Roper Technologies
2.000%, 06/30/2030	200	186
Southwest Airlines
5.250%, 05/04/2025	300	327
4.750%, 05/04/2023	500	519
Stanley Black & Decker
2.750%, 11/15/2050	350	316
Union Pacific
3.839%, 03/20/2060	500	537
3.799%, 04/06/2071	500	529
2.973%, 09/16/2062	100	90
2.891%, 04/06/2036	300	299
2.150%, 02/05/2027	500	501
United Airlines Pass-Through Trust, Ser 2020-1, Cl A
5.875%, 10/15/2027	263	282
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	43	45
United Parcel Service
5.300%, 04/01/2050	500	695
5.200%, 04/01/2040	300	386
Waste Management
2.000%, 06/01/2029	50	49
0.750%, 11/15/2025	300	287
Xylem
2.250%, 01/30/2031	175	167

		27,502

Information Technology — 2.1%
Amdocs
2.538%, 06/15/2030	250	239
Amphenol
2.200%, 09/15/2031	115	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Analog Devices
2.950%, 10/01/2051	$55	$53
2.800%, 10/01/2041	50	48
2.100%, 10/01/2031	60	58
Apple
3.850%, 05/04/2043	500	552
2.850%, 08/05/2061	50	45
2.800%, 02/08/2061	200	180
2.700%, 08/05/2051	100	92
2.650%, 05/11/2050	300	272
2.650%, 02/08/2051	200	182
2.375%, 02/08/2041	700	632
1.700%, 08/05/2031	100	94
1.650%, 05/11/2030	200	189
1.650%, 02/08/2031	200	188
1.400%, 08/05/2028	100	95
1.200%, 02/08/2028	200	189
1.125%, 05/11/2025	500	491
0.750%, 05/11/2023	500	499
0.700%, 02/08/2026	200	192
Arrow Electronics
2.950%, 02/15/2032	65	64
Autodesk
2.400%, 12/15/2031	280	267
Automatic Data Processing
3.375%, 09/15/2025	500	528
Avnet
3.000%, 05/15/2031	100	96
Broadcom
4.150%, 11/15/2030	200	213
4.110%, 09/15/2028	300	319
3.459%, 09/15/2026	500	520
3.419%, 04/15/2033 (A)	300	299
CDW
3.569%, 12/01/2031	100	100
Citrix Systems
1.250%, 03/01/2026	135	133
Dell International
5.850%, 07/15/2025	500	556
3.450%, 12/15/2051 (A)	100	88
3.375%, 12/15/2041 (A)	50	45
DXC Technology
2.375%, 09/15/2028	50	48
1.800%, 09/15/2026	50	48
Fidelity National Information Services
3.100%, 03/01/2041	315	296
2.250%, 03/01/2031	100	94
1.150%, 03/01/2026	55	53
Fiserv
4.400%, 07/01/2049	500	551
2.650%, 06/01/2030	300	294

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Flex
4.875%, 05/12/2030	$415	$458
Global Payments
4.150%, 08/15/2049	500	526
2.900%, 05/15/2030	200	197
Hewlett Packard Enterprise
4.450%, 10/02/2023	300	313
1.750%, 04/01/2026	50	49
1.450%, 04/01/2024	550	545
HP
2.200%, 06/17/2025	500	501
1.450%, 06/17/2026	500	481
Intel
4.600%, 03/25/2040	300	352
3.400%, 03/25/2025	500	522
3.100%, 02/15/2060	500	453
2.000%, 08/12/2031	50	48
International Business Machines
4.250%, 05/15/2049	500	566
4.150%, 05/15/2039	500	545
1.950%, 05/15/2030	200	189
1.700%, 05/15/2027	500	486
Intuit
0.950%, 07/15/2025	500	484
Jabil
1.700%, 04/15/2026	65	63
Juniper Networks
2.000%, 12/10/2030	125	114
Kyndryl Holdings
2.050%, 10/15/2026 (A)	300	287
Lam Research
2.875%, 06/15/2050	300	281
1.900%, 06/15/2030	300	286
Mastercard
3.650%, 06/01/2049	500	543
2.000%, 11/18/2031	50	48
Microsoft
3.041%, 03/17/2062	500	491
2.921%, 03/17/2052	500	489
2.875%, 02/06/2024	500	514
2.675%, 06/01/2060	200	181
2.400%, 08/08/2026	200	205
Motorola Solutions
2.750%, 05/24/2031	50	48
2.300%, 11/15/2030	250	234
NetApp
2.700%, 06/22/2030	200	197
1.875%, 06/22/2025	500	494
NVIDIA
3.500%, 04/01/2040	300	317
2.850%, 04/01/2030	200	205
2.000%, 06/15/2031	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.550%, 06/15/2028	$50	$48
NXP BV
3.150%, 05/01/2027 (A)	300	308
2.700%, 05/01/2025 (A)	300	305
Oracle
4.100%, 03/25/2061	95	88
3.950%, 03/25/2051	120	113
3.650%, 03/25/2041	620	577
3.600%, 04/01/2040	800	740
3.600%, 04/01/2050	500	443
2.950%, 04/01/2030	200	196
2.875%, 03/25/2031	75	72
2.500%, 04/01/2025	500	504
2.300%, 03/25/2028	105	101
1.650%, 03/25/2026	70	68
PayPal Holdings
3.250%, 06/01/2050	300	298
1.650%, 06/01/2025	500	497
1.350%, 06/01/2023	500	501
QUALCOMM
2.150%, 05/20/2030	200	195
salesforce.com
2.900%, 07/15/2051	50	47
1.950%, 07/15/2031	80	76
Texas Instruments
1.375%, 03/12/2025	500	495
VeriSign
2.700%, 06/15/2031	60	58
Visa
2.050%, 04/15/2030	200	196
2.000%, 08/15/2050	100	82
1.100%, 02/15/2031	200	180
0.750%, 08/15/2027	95	89
Western Digital
3.100%, 02/01/2032	55	53
Western Union
2.750%, 03/15/2031	100	95
1.350%, 03/15/2026	100	96

		27,292

Materials — 0.6%
Air Products and Chemicals
2.700%, 05/15/2040	300	285
Amcor Flexibles North America
2.690%, 05/25/2031	100	98
Avery Dennison
2.250%, 02/15/2032	100	94
Berry Global
1.650%, 01/15/2027	100	95
Celanese US Holdings
1.400%, 08/05/2026	50	48

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dow Chemical
3.600%, 11/15/2050	$500	$502
2.100%, 11/15/2030	300	284
Ecolab
2.125%, 02/01/2032	100	96
2.125%, 08/15/2050	200	163
1.300%, 01/30/2031	160	145
EI du Pont de Nemours
1.700%, 07/15/2025	200	199
Linde
2.000%, 08/10/2050	95	78
1.100%, 08/10/2030	150	136
LYB International Finance III
4.200%, 10/15/2049	500	535
4.200%, 05/01/2050	200	214
Newmont
5.875%, 04/01/2035	500	619
2.250%, 10/01/2030	400	377
Nucor
2.700%, 06/01/2030	400	399
2.000%, 06/01/2025	200	200
Nutrien
3.950%, 05/13/2050	200	219
1.900%, 05/13/2023	300	301
Packaging Corp of America
3.050%, 10/01/2051	365	337
PPG Industries
2.550%, 06/15/2030	200	198
Reliance Steel & Aluminum
1.300%, 08/15/2025	85	83
Rio Tinto Finance USA
4.125%, 08/21/2042	500	565
2.750%, 11/02/2051	100	92
Sherwin-Williams
3.300%, 05/15/2050	200	194
Steel Dynamics
3.250%, 10/15/2050	65	61
Suzano Austria GmbH
3.750%, 01/15/2031	250	243
2.500%, 09/15/2028	520	493
Vale Overseas
6.875%, 11/21/2036	500	637
3.750%, 07/08/2030	225	228

		8,218

Real Estate — 1.1%
Agree
2.000%, 06/15/2028	65	62
Alexandria Real Estate Equities
4.900%, 12/15/2030	300	350
3.000%, 05/18/2051	100	93
1.875%, 02/01/2033	70	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Campus Communities Operating Partnership
2.250%, 01/15/2029	$50	$48
American Tower
3.100%, 06/15/2050	250	223
1.875%, 10/15/2030	250	228
1.300%, 09/15/2025	500	485
AvalonBay Communities
2.050%, 01/15/2032	140	133
1.900%, 12/01/2028	200	192
Boston Properties
3.250%, 01/30/2031	200	204
2.900%, 03/15/2030	200	199
2.450%, 10/01/2033	50	47
Brixmor Operating Partnership
4.050%, 07/01/2030	150	160
2.500%, 08/16/2031	50	47
Corporate Office Properties
2.250%, 03/15/2026	285	284
Crown Castle International
3.300%, 07/01/2030	200	203
2.900%, 04/01/2041	100	91
2.250%, 01/15/2031	200	187
1.350%, 07/15/2025	500	485
1.050%, 07/15/2026	100	94
CubeSmart
2.000%, 02/15/2031	65	61
CyrusOne
2.150%, 11/01/2030	50	49
Duke Realty
2.250%, 01/15/2032	350	333
1.750%, 02/01/2031	140	129
Equinix
2.500%, 05/15/2031	50	48
1.250%, 07/15/2025	500	485
1.000%, 09/15/2025	250	239
Essex Portfolio
2.550%, 06/15/2031	65	63
1.700%, 03/01/2028	165	156
Federal Realty Investment Trust
1.250%, 02/15/2026	250	240
GLP Capital
4.000%, 01/15/2031	50	51
Healthcare Realty Trust
2.050%, 03/15/2031	65	61
Healthcare Trust of America Holdings
2.000%, 03/15/2031	110	102
Healthpeak Properties
2.125%, 12/01/2028	395	387
Highwoods Realty
2.600%, 02/01/2031	65	63

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Host Hotels & Resorts
3.500%, 09/15/2030	$145	$144
2.900%, 12/15/2031	15	14
Invitation Homes Operating Partnership
2.700%, 01/15/2034	325	305
Kilroy Realty
2.500%, 11/15/2032	200	187
Kimco Realty
2.700%, 10/01/2030	200	197
1.900%, 03/01/2028	100	96
Kite Realty Group Trust
4.750%, 09/15/2030	250	272
Life Storage
2.400%, 10/15/2031	70	67
2.200%, 10/15/2030	45	43
Mid-America Apartments
1.100%, 09/15/2026	300	284
National Retail Properties
3.500%, 04/15/2051	70	68
3.000%, 04/15/2052	25	22
Office Properties Income Trust
4.500%, 02/01/2025	100	104
2.650%, 06/15/2026	300	293
2.400%, 02/01/2027	300	283
Omega Healthcare Investors
3.375%, 02/01/2031	250	245
Physicians Realty
2.625%, 11/01/2031	50	48
Piedmont Operating Partnership
3.150%, 08/15/2030	100	100
Prologis
2.250%, 04/15/2030	300	292
2.125%, 04/15/2027	300	299
Public Storage
0.875%, 02/15/2026	50	48
Realty Income
3.875%, 04/15/2025	500	530
3.400%, 01/15/2028	325	340
3.250%, 01/15/2031	140	146
2.850%, 12/15/2032	365	363
2.200%, 06/15/2028	65	64
Sabra Health Care
3.200%, 12/01/2031	50	47
Simon Property Group
2.650%, 07/15/2030	250	247
2.200%, 02/01/2031	300	285
1.750%, 02/01/2028	300	288
1.375%, 01/15/2027	300	288
Spirit Realty
3.200%, 02/15/2031	200	201
STORE Capital
2.750%, 11/18/2030	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sun Communities Operating
2.700%, 07/15/2031	$20	$19
2.300%, 11/01/2028	30	29
UDR MTN
2.100%, 06/15/2033	200	182
Ventas Realty
2.500%, 09/01/2031	140	134
Vornado Realty
2.150%, 06/01/2026	300	295
Welltower
2.800%, 06/01/2031	200	197
2.750%, 01/15/2032	100	98
WP Carey
2.400%, 02/01/2031	150	144

		13,701

Utilities — 2.1%
AEP Texas
2.100%, 07/01/2030	300	281
AES
2.450%, 01/15/2031	150	141
1.375%, 01/15/2026	115	110
Alabama Power
3.000%, 03/15/2052	300	278
1.450%, 09/15/2030	100	91
Ameren Illinois
1.550%, 11/15/2030	375	344
American Electric Power
1.000%, 11/01/2025	500	482
0.750%, 11/01/2023	145	143
American Water Capital
2.800%, 05/01/2030	300	303
Arizona Public Service
3.350%, 05/15/2050	300	286
Atmos Energy
1.500%, 01/15/2031	300	271
Avangrid
3.200%, 04/15/2025	500	517
Baltimore Gas and Electric
2.900%, 06/15/2050	200	189
2.250%, 06/15/2031	350	341
Berkshire Hathaway Energy
4.050%, 04/15/2025	200	213
3.700%, 07/15/2030	500	542
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	200	189
CMS Energy
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.116%, 06/01/2050	300	317
Commonwealth Edison
3.000%, 03/01/2050	500	472

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Connecticut Light and Power
0.750%, 12/01/2025	$400	$383
Consolidated Edison
0.650%, 12/01/2023	400	394
Consolidated Edison of New York
3.000%, 12/01/2060	125	111
Constellation Energy Generation
3.250%, 06/01/2025	300	310
Consumers Energy Co
3.500%, 08/01/2051	500	524
Dominion Energy
3.375%, 04/01/2030	500	518
3.300%, 04/15/2041	500	488
2.250%, 08/15/2031	90	86
Dominion Energy South Carolina
2.300%, 12/01/2031	450	437
DTE Electric
2.250%, 03/01/2030	300	293
DTE Energy
1.050%, 06/01/2025	350	337
Duke Energy
3.300%, 06/15/2041	500	479
2.450%, 06/01/2030	400	388
0.900%, 09/15/2025	155	148
Duke Energy Florida
1.750%, 06/15/2030	200	186
Duke Energy Indiana
2.750%, 04/01/2050	500	447
Duke Energy Progress
2.500%, 08/15/2050	500	433
Entergy
0.900%, 09/15/2025	475	454
Entergy Arkansas
2.650%, 06/15/2051	255	225
Entergy Louisiana
3.100%, 06/15/2041	300	291
2.900%, 03/15/2051	100	91
1.600%, 12/15/2030	100	92
Essential Utilities
3.351%, 04/15/2050	300	291
Evergy
2.450%, 09/15/2024	200	203
Eversource Energy
3.450%, 01/15/2050	125	126
1.650%, 08/15/2030	100	91
Florida Power & Light
2.875%, 12/04/2051	300	285
2.850%, 04/01/2025	500	514
Georgia Power
2.100%, 07/30/2023	300	302
Kentucky Utilities
3.300%, 06/01/2050	300	296

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Fuel Gas
5.500%, 01/15/2026	$500	$548
National Rural Utilities Cooperative Finance
1.350%, 03/15/2031	200	179
1.000%, 06/15/2026	250	240
NextEra Energy Capital Holdings
2.750%, 11/01/2029	500	502
2.250%, 06/01/2030	500	481
NiSource
3.600%, 05/01/2030	300	315
0.950%, 08/15/2025	175	167
Northern States Power Co
2.600%, 06/01/2051	100	90
Oglethorpe Power
3.750%, 08/01/2050	125	129
Ohio Power
1.625%, 01/15/2031	100	92
Oncor Electric Delivery Co LLC
3.100%, 09/15/2049	500	497
ONE Gas
1.100%, 03/11/2024	200	197
Pacific Gas and Electric
4.950%, 07/01/2050	500	511
4.550%, 07/01/2030	500	520
4.500%, 07/01/2040	500	489
4.200%, 06/01/2041	300	285
3.150%, 01/01/2026	500	502
1.700%, 11/15/2023	300	298
PacifiCorp
3.300%, 03/15/2051	500	492
2.700%, 09/15/2030	300	302
Piedmont Natural Gas
3.350%, 06/01/2050	300	290
Pinnacle West Capital
1.300%, 06/15/2025	500	486
Public Service Electric and Gas MTN
2.050%, 08/01/2050	450	361
San Diego Gas & Electric
1.700%, 10/01/2030	465	431
Sempra Energy
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.868%, 04/01/2052	300	292
Southern
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.733%, 01/15/2051	250	252
3.700%, 04/30/2030	500	528
Southern California Edison
4.875%, 03/01/2049	500	566
2.250%, 06/01/2030	125	119
1.200%, 02/01/2026	440	423

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Public Service
3.150%, 05/01/2050		$300	$295
Tucson Electric Power
1.500%, 08/01/2030		90	82
Union Electric
2.625%, 03/15/2051		155	141
Virginia Electric and Power
2.450%, 12/15/2050		125	107
WEC Energy Group
2.200%, 12/15/2028		100	97
0.550%, 09/15/2023		250	246
Xcel Energy
2.350%, 11/15/2031		300	292
0.500%, 10/15/2023		100	99

			26,676

Total Corporate Obligations
(Cost $341,484) ($ Thousands)			325,416

SOVEREIGN DEBT — 7.4%

Bundesrepublik Deutschland Bundesanleihe
5.625%, 01/04/2028	EUR	600	910
2.500%, 07/04/2044		165	283
2.500%, 08/15/2046		500	878
1.750%, 02/15/2024		800	940
1.500%, 05/15/2024		800	939
0.000%, 08/15/2026 (C)		800	910
0.000%, 11/15/2028 (C)		735	834
0.000%, 08/15/2029 (C)		645	731
0.000%, 08/15/2052 (C)		177	182
Canada Government International Bond
5.000%, 06/01/2037	CAD	800	874
1.625%, 01/22/2025		$500	503
0.750%, 05/19/2026		500	480
0.250%, 08/01/2022	CAD	1,150	902
Canadian When Issued Government Bond
2.000%, 12/01/2051		250	194
Chile Government International Bond
3.100%, 05/07/2041		$500	463
2.450%, 01/31/2031		500	483
Export-Import Bank of Korea
3.250%, 11/10/2025		500	525
1.875%, 02/12/2025		500	502

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
French Republic Government Bond OAT
5.750%, 10/25/2032	EUR	500	$880
4.500%, 04/25/2041		500	938
2.500%, 05/25/2030		700	935
1.750%, 05/25/2023		1,600	1,850
1.750%, 06/25/2039(A)		439	581
1.500%, 05/25/2050(A)		800	1,015
1.000%, 05/25/2027		800	947
0.500%, 05/25/2026		800	922
0.149%, 11/25/2031		887	959
Indonesia Government International Bond
4.200%, 10/15/2050		$300	319
3.050%, 03/12/2051		200	183
2.850%, 02/14/2030		500	502
Israel Government International Bond
3.875%, 07/03/2050		300	333
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034(A)	EUR	600	945
4.750%, 08/01/2023(A)		700	844
3.850%, 09/01/2049(A)		575	889
2.450%, 09/01/2033(A)		700	872
1.850%, 07/01/2025(A)		800	946
1.650%, 03/01/2032(A)		800	928
0.500%, 02/01/2026		840	947
0.500%, 07/15/2028		1,205	1,324
0.300%, 08/15/2023		800	905
0.250%, 03/15/2028		460	500
Italy Government International Bond
4.000%, 10/17/2049		$500	527
2.375%, 10/17/2024		500	507
Japan Bank for International Cooperation
1.875%, 04/15/2031		400	395
1.250%, 01/21/2031		200	188
0.625%, 05/22/2023		500	497
0.625%, 07/15/2025		200	193
0.375%, 09/15/2023		420	414
Japan Government Five Year Bond
0.100%, 03/20/2025	JPY	189,000	1,648
Japan Government Forty Year Bond
2.200%, 03/20/2050		145,000	1,717
Japan Government Ten Year Bond
0.600%, 03/20/2024		330,000	2,903
0.100%, 09/20/2026		115,000	1,003
0.100%, 03/20/2030		209,000	1,818
0.100%, 06/20/2030		170,000	1,477
0.100%, 03/20/2031		152,000	1,316
0.100%, 06/20/2031		78,000	674
0.100%, 09/20/2031		125,000	1,078
0.100%, 12/20/2031		85,000	732

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Japan Government Thirty Year Bond
2.400%, 02/20/2030	JPY	215,000	$2,214
2.400%, 11/20/2031		210,000	2,216
2.300%, 03/20/2040		190,000	2,156
0.700%, 06/20/2051		21,000	179
0.700%, 09/20/2051		27,000	230
0.700%, 12/20/2051		42,700	363
0.400%, 03/20/2050		180,000	1,420
0.300%, 06/20/2046		110,000	876
Japan Government Twenty Year Bond
2.200%, 03/20/2028		200,000	1,968
2.100%, 03/20/2027		150,000	1,443
2.000%, 06/20/2025		315,000	2,923
0.500%, 12/20/2040		55,000	474
0.500%, 03/20/2041		40,000	344
0.500%, 09/20/2041		33,000	283
0.400%, 03/20/2040		183,000	1,556
0.400%, 06/20/2041		48,000	404
Japan Government Two Year Bond
0.100%, 06/01/2022		219,000	1,902
Korea International Bond
1.750%, 10/15/2031		$200	195
Mexico Government International Bond
6.050%, 01/11/2040		500	593
5.000%, 04/27/2051		300	318
3.900%, 04/27/2025		500	526
3.771%, 05/24/2061		225	192
3.750%, 04/19/2071		200	167
3.250%, 04/16/2030		500	497
2.659%, 05/24/2031		210	197
Panama Government International Bond
4.500%, 04/01/2056		500	510
3.160%, 01/23/2030		500	503
2.252%, 09/29/2032		200	183
Peruvian Government International Bond
2.392%, 01/23/2026		500	500
Philippine Government International Bond
3.950%, 01/20/2040		500	525
2.950%, 05/05/2045		300	276
2.457%, 05/05/2030		500	495
Province of Alberta Canada
1.875%, 11/13/2024		500	505
1.300%, 07/22/2030		500	467
Province of British Columbia Canada
1.300%, 01/29/2031		750	706
0.900%, 07/20/2026		500	483
Province of Manitoba Canada
1.500%, 10/25/2028		500	483

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Province of Ontario Canada
3.050%, 01/29/2024		$500	$517
2.000%, 10/02/2029		500	498
1.050%, 05/21/2027		500	479
0.625%, 01/21/2026		1,000	958
Province of Quebec Canada
1.500%, 02/11/2025		500	500
1.350%, 05/28/2030		500	473
0.600%, 07/23/2025		150	145
State of Israel
2.500%, 01/15/2030		150	152
Svensk Exportkredit
0.750%, 04/06/2023		500	498
0.625%, 05/14/2025		500	485
0.500%, 11/10/2023		500	494
United Kingdom Gilt
5.000%, 03/07/2025	GBP	700	1,051
4.750%, 12/07/2030		675	1,171
4.250%, 06/07/2032		500	859
4.250%, 12/07/2040		500	974
4.250%, 12/07/2046		241	506
3.500%, 07/22/2068		325	772
3.250%, 01/22/2044		600	1,064
1.625%, 10/22/2054		103	145
1.625%, 10/22/2071		75	116
1.500%, 07/22/2026		440	601
1.250%, 07/22/2027		700	946
0.625%, 10/22/2050		666	720
0.500%, 10/22/2061		145	146
Uruguay Government International Bond
4.500%, 08/14/2024		$1,000	1,046
4.375%, 10/27/2027		300	330

Total Sovereign Debt
(Cost $97,906) ($ Thousands)			93,002

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FHLB
1.250%, 12/21/2026		1,000	981
0.500%, 04/14/2025		2,000	1,941
0.125%, 03/17/2023		500	496
FHLMC
0.375%, 04/20/2023		1,000	993
0.375%, 05/05/2023		1,000	993
0.375%, 09/23/2025		925	887
0.250%, 06/26/2023		1,000	989
0.125%, 10/16/2023		760	748

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
5.625%, 07/15/2037	$2,500	$3,607
0.750%, 10/08/2027	1,500	1,421
0.625%, 04/22/2025	1,000	975
0.500%, 06/17/2025	1,000	969
0.250%, 05/22/2023	1,000	991
Tennessee Valley Authority
0.750%, 05/15/2025	1,000	976

Total U.S. Government Agency Obligations
(Cost $17,575) ($ Thousands)		16,967

MUNICIPAL BONDS — 0.4%
California — 0.1%
California State University, Ser B, RB
Callable 11/01/2031 @ 100
2.939%, 11/01/2052	500	468
California State, GO
2.500%, 10/01/2029	500	507
Los Angeles, Community College District, GO
1.806%, 08/01/2030	50	48
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
Callable 11/15/2049 @ 100
3.006%, 05/15/2050	500	495

		1,518

Maryland — 0.0%
Maryland State, Health & Higher Educational Facilities Authority, RB
3.197%, 07/01/2050	35	35
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 01/01/2040 @ 100
3.052%, 07/01/2040	35	35

		70

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Ser C, RB
Callable 05/15/2030 @ 100
2.950%, 05/15/2043	100	100

Michigan — 0.1%
Great Lakes, Water Authority, Sewage Disposal System Revenue, Ser A, RB
3.056%, 07/01/2039	500	509

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.1%
New York & New Jersey, Port Authority, RB
Callable 07/15/2031 @ 100
3.175%, 07/15/2060	$660	$633

Texas — 0.1%
Dallas Fort Worth International Airport, RB
Callable 11/01/2031 @ 100
2.843%, 11/01/2046	500	492
Grand Parkway, Transportation Corp, RB
Callable 04/01/2030 @ 100
3.236%, 10/01/2052	500	504
Texas State, Transportation Commission, GO
Callable 10/01/2030 @ 100
2.472%, 10/01/2044	1,200	1,125

		2,121

Virginia — 0.0%
University of Virginia, RB
Callable 03/01/2050 @ 100
2.256%, 09/01/2050	120	104

Total Municipal Bonds
(Cost $5,337) ($ Thousands)		5,055

ASSET-BACKED SECURITIES — 0.3%
American Express Credit Account Master Trust, Ser 2021-1, Cl A
0.900%, 11/15/2026	386	380
BA Credit Card Trust, Ser 2021-A1, Cl A1
0.440%, 09/15/2026	27	26
BMW Vehicle Lease Trust, Ser 2021-2, Cl A3
0.330%, 12/26/2024	110	109
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	100	97
Capital One Multi-Asset Execution Trust, Ser 2021-A3, Cl A3
1.040%, 11/16/2026	250	247
CarMax Auto Owner Trust, Ser 2020-4, Cl A3
0.500%, 08/15/2025	250	248
Carvana Auto Receivables Trust, Ser 2021-P4, Cl A3
1.310%, 01/11/2027	146	145
Discover Card Execution Note Trust, Ser 2021-A2, Cl A2
1.030%, 09/15/2028	163	158

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2021-3, Cl A3
0.790%, 10/15/2025	$87	$86
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A3
0.410%, 07/15/2025	350	348
Ford Credit Floorplan Master Owner Trust, Ser 2020-1, Cl A1
0.700%, 09/15/2025	350	347
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A3
0.380%, 08/18/2025	100	99
Hyundai Auto Receivables Trust, Ser 2020-C, Cl A3
0.380%, 05/15/2025	94	93
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl A3
0.510%, 08/15/2025	92	91
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	350	348
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/2025	80	80
World Omni Auto Receivables Trust, Ser 2021-D, Cl A3
0.810%, 10/15/2026	300	296

Total Asset-Backed Securities
(Cost $3,236) ($ Thousands)		3,198

Total Investments in Securities — 99.4%
(Cost $1,304,137) ($ Thousands)		$1,251,634

A list of open forward foreign currency contracts held by the Fund at January 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	02/02/22 - 04/04/22	CAD	5,118	USD	4,009	$(16)
Brown Brothers Harriman	04/04/22	GBP	6,881	USD	9,232	6
Brown Brothers Harriman	02/02/22	GBP	7,318	USD	9,739	(80)
Brown Brothers Harriman	02/02/22	EUR	22,151	USD	25,008	177
Brown Brothers Harriman	04/04/22	EUR	22,316	USD	24,916	(135)
Brown Brothers Harriman	02/02/22	JPY	3,993,389	USD	35,090	432
Brown Brothers Harriman	04/04/22	JPY	4,088,812	USD	35,444	(71)
						$313

For the period ended January 31, 2022, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,259,326 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2022, the value of these securities amounted to $11,326 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

(B)	Variable of floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security.

CAD — Canadian Dollar
Cl — Class
DAC — Designated Activity Company
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
OAT — French Treasury Obligations (Obligations assimilables du Tresor)
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
TBA — To Be Announced
UMBS — Uniform Mortgage-Backed Securities
USD — United States Dollar
VAR — Variable Rate

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

The following is a list of inputs used as of January 31, 2022 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	459,797	–	459,797
Mortgage-Backed Securities	–	348,199	–	348,199
Corporate Obligations	–	325,416	–	325,416
Sovereign Debt	–	93,002	–	93,002
U.S. Government Agency Obligations	–	16,967	–	16,967
Municipal Bonds	–	5,055	–	5,055
Asset-Backed Securities	–	3,198	–	3,198
Total Investments in Securities	–	1,251,634	–	1,251,634

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forwards Contracts *
Unrealized Appreciation	—	615	—	615
Unrealized Depreciation	—	(302)	—	(302)
Total Other Financial Instruments	—	313	—	313

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 59.0%
Communication Services — 8.0%
Acuris Finance US
5.000%, 05/01/2028 (A)	$30	$29
Advantage Sales & Marketing
6.500%, 11/15/2028 (A)	80	79
Altice Financing
5.750%, 08/15/2029 (A)	240	224
5.000%, 01/15/2028 (A)	100	93
Altice France
8.125%, 02/01/2027 (A)	200	211
5.500%, 10/15/2029 (A)	300	284
5.125%, 01/15/2029 (A)	46	43
5.125%, 07/15/2029 (A)	262	243
Altice France Holding
10.500%, 05/15/2027 (A)	160	170
6.000%, 02/15/2028 (A)	200	183
AMC Entertainment Holdings
10.500%, 04/15/2025 (A)	100	106
0.000%cash/12.000% PIK, 06/15/2026 (A)	106	99
AMC Networks
4.750%, 08/01/2025	100	101
4.250%, 02/15/2029	100	96
ANGI Group
3.875%, 08/15/2028 (A)	50	46
Arches Buyer
6.125%, 12/01/2028 (A)	100	97
4.250%, 06/01/2028 (A)	130	123
Audacy Capital
6.750%, 03/31/2029 (A)	50	47
6.500%, 05/01/2027 (A)	100	95
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	40	41
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Block Communications
4.875%, 03/01/2028 (A)	$50	$49
British Telecommunications
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.493%, 11/23/2081 (A)	50	50
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.985%, 11/23/2081 (A)	50	49
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)	200	209
Cablevision Lightpath
3.875%, 09/15/2027 (A)	200	188
Cars.com
6.375%, 11/01/2028 (A)	100	104
CCO Holdings
5.375%, 06/01/2029 (A)	160	165
5.125%, 05/01/2027 (A)	380	390
5.000%, 02/01/2028 (A)	288	292
4.750%, 03/01/2030 (A)	320	318
4.500%, 08/15/2030 (A)	200	195
4.500%, 05/01/2032	250	241
4.500%, 06/01/2033 (A)	163	155
4.250%, 02/01/2031 (A)	500	477
4.250%, 01/15/2034 (A)	275	254
Cinemark USA
5.875%, 03/15/2026 (A)	70	69
5.250%, 07/15/2028 (A)	80	76
Clear Channel International BV
6.625%, 08/01/2025 (A)	50	51
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	30	31
7.500%, 06/01/2029 (A)	50	52
5.125%, 08/15/2027 (A)	251	251
Cogent Communications Group
3.500%, 05/01/2026 (A)	75	73
Connect Finco SARL
6.750%, 10/01/2026 (A)	210	218
Consolidated Communications
6.500%, 10/01/2028 (A)	100	103
5.000%, 10/01/2028 (A)	50	48
CSC Holdings
7.500%, 04/01/2028 (A)	150	155
6.500%, 02/01/2029 (A)	175	182
5.750%, 01/15/2030 (A)	150	141
5.500%, 04/15/2027 (A)	284	290
5.375%, 02/01/2028 (A)	180	181
5.250%, 06/01/2024	50	51
5.000%, 11/15/2031 (A)	50	45
4.625%, 12/01/2030 (A)	200	178
4.500%, 11/15/2031 (A)	250	233
4.125%, 12/01/2030 (A)	110	101

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	$20	$21
Diamond Sports Group
6.625%, 08/15/2027 (A)	250	65
5.375%, 08/15/2026 (A)	400	185
Directv Financing
5.875%, 08/15/2027 (A)	430	432
DISH DBS
7.750%, 07/01/2026	200	206
7.375%, 07/01/2028	200	193
5.875%, 11/15/2024	300	302
5.750%, 12/01/2028 (A)	210	201
5.250%, 12/01/2026 (A)	280	272
5.125%, 06/01/2029	122	106
5.000%, 03/15/2023	150	152
DKT Finance ApS
9.375%, 06/17/2023 (A)	100	100
Embarq
7.995%, 06/01/2036	200	206
Frontier Communications Holdings
6.750%, 05/01/2029 (A)	88	88
6.000%, 01/15/2030 (A)	100	97
5.875%, 10/15/2027 (A)	120	124
5.875%, 11/01/2029	70	67
5.000%, 05/01/2028 (A)	200	198
Gannett Holdings
6.000%, 11/01/2026 (A)	35	35
GCI
4.750%, 10/15/2028 (A)	100	99
Getty Images
9.750%, 03/01/2027 (A)	32	34
Gray Escrow II
5.375%, 11/15/2031 (A)	140	138
Gray Television
7.000%, 05/15/2027 (A)	200	212
4.750%, 10/15/2030 (A)	100	96
Hughes Satellite Systems
6.625%, 08/01/2026	127	137
5.250%, 08/01/2026	80	85
iHeartCommunications
8.375%, 05/01/2027	264	276
5.250%, 08/15/2027 (A)	80	81
4.750%, 01/15/2028 (A)	50	50
Iliad Holding SASU
7.000%, 10/15/2028 (A)	200	204
6.500%, 10/15/2026 (A)	100	101
Koninklijke KPN
7.000%, VAR USD Swap Semi 30/360 10 Yr Curr + 5.210%, 03/28/2073 (A)	50	52
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	180	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 07/15/2029 (A)	$40	$39
Level 3 Financing
4.625%, 09/15/2027 (A)	331	329
4.250%, 07/01/2028 (A)	100	95
3.625%, 01/15/2029 (A)	94	86
Liberty Interactive
8.500%, 07/15/2029	50	52
8.250%, 02/01/2030	50	52
Ligado Networks
0.000%cash/15.500% PIK, 11/01/2023 (A)	358	267
Live Nation Entertainment
6.500%, 05/15/2027 (A)	158	170
4.875%, 11/01/2024 (A)	138	139
4.750%, 10/15/2027 (A)	50	49
3.750%, 01/15/2028 (A)	50	48
LogMeIn
5.500%, 09/01/2027 (A)	100	97
Lumen Technologies
7.650%, 03/15/2042	100	100
7.500%, 04/01/2024	330	353
6.875%, 01/15/2028	54	58
6.750%, 12/01/2023	75	79
5.375%, 06/15/2029 (A)	60	57
5.125%, 12/15/2026 (A)	175	176
4.000%, 02/15/2027 (A)	100	96
Match Group Holdings II
5.625%, 02/15/2029 (A)	50	52
5.000%, 12/15/2027 (A)	50	51
4.625%, 06/01/2028 (A)	50	49
4.125%, 08/01/2030 (A)	60	58
3.625%, 10/01/2031 (A)	50	46
McGraw-Hill Education
8.000%, 08/01/2029 (A)	50	47
5.750%, 08/01/2028 (A)	75	71
Midas OpCo Holdings
5.625%, 08/15/2029 (A)	146	144
Millennium Escrow
6.625%, 08/01/2026 (A)	30	30
Millicom International Cellular
6.250%, 03/25/2029 (A)	180	189
National CineMedia
5.875%, 04/15/2028 (A)	38	32
News
3.875%, 05/15/2029 (A)	30	29
Nexstar Media
5.625%, 07/15/2027 (A)	181	186
4.750%, 11/01/2028 (A)	100	99
Nokia
6.625%, 05/15/2039	50	63
4.375%, 06/12/2027	20	21

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northwest Fiber
6.000%, 02/15/2028 (A)	$50	$47
4.750%, 04/30/2027 (A)	10	10
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	150	151
Playtika Holding
4.250%, 03/15/2029 (A)	55	53
Radiate Holdco
6.500%, 09/15/2028 (A)	100	96
4.500%, 09/15/2026 (A)	115	111
Rakuten Group
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.956% (A)(B)	50	52
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.578% (A)(B)	200	198
ROBLOX
3.875%, 05/01/2030 (A)	174	168
Sable International Finance
5.750%, 09/07/2027 (A)	90	92
Scripps Escrow II
5.375%, 01/15/2031 (A)	100	99
3.875%, 01/15/2029 (A)	55	52
Sinclair Television Group
5.875%, 03/15/2026 (A)	35	35
5.125%, 02/15/2027 (A)	167	157
4.125%, 12/01/2030 (A)	50	46
Sirius XM Radio
5.500%, 07/01/2029 (A)	100	104
5.000%, 08/01/2027 (A)	280	286
4.125%, 07/01/2030 (A)	146	139
4.000%, 07/15/2028 (A)	200	193
3.875%, 09/01/2031 (A)	165	153
3.125%, 09/01/2026 (A)	38	36
Sprint
7.875%, 09/15/2023	500	540
7.625%, 02/15/2025	195	217
7.625%, 03/01/2026	160	183
7.125%, 06/15/2024	230	251
Sprint Capital
8.750%, 03/15/2032	200	279
6.875%, 11/15/2028	200	238
TEGNA
5.000%, 09/15/2029	100	98
4.750%, 03/15/2026 (A)	50	51
4.625%, 03/15/2028	111	109
Telecom Italia
5.303%, 05/30/2024 (A)	105	109
Telecom Italia Capital
7.721%, 06/04/2038	200	217
7.200%, 07/18/2036	200	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.375%, 11/15/2033	$20	$20
6.000%, 09/30/2034	20	20
Telesat Canada
6.500%, 10/15/2027 (A)	100	62
5.625%, 12/06/2026 (A)	27	23
4.875%, 06/01/2027 (A)	50	40
Terrier Media Buyer
8.875%, 12/15/2027 (A)	200	211
T-Mobile USA
4.750%, 02/01/2028	200	207
3.500%, 04/15/2031	243	237
3.375%, 04/15/2029	300	295
2.625%, 04/15/2026	95	93
2.625%, 02/15/2029	100	94
2.250%, 02/15/2026 (A)	175	168
Townsquare Media
6.875%, 02/01/2026 (A)	50	52
Twitter
3.875%, 12/15/2027 (A)	80	80
United States Cellular
6.700%, 12/15/2033	60	67
Univision Communications
9.500%, 05/01/2025 (A)	100	106
6.625%, 06/01/2027 (A)	200	211
4.500%, 05/01/2029 (A)	86	85
UPC Broadband Finco BV
4.875%, 07/15/2031 (A)	200	198
UPC Holding BV
5.500%, 01/15/2028 (A)	50	51
Urban One
7.375%, 02/01/2028 (A)	100	102
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month + 3.899%, 02/28/2057	142	156
Videotron
5.375%, 06/15/2024 (A)	100	104
5.125%, 04/15/2027 (A)	200	204
3.625%, 06/15/2029 (A)	20	19
Virgin Media Finance
5.000%, 07/15/2030 (A)	90	85
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	309	315
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	200	191
4.250%, 01/31/2031 (A)	130	120
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/2079	200	230
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.073%, 06/04/2081	150	147

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.767%, 06/04/2081	$100	$95
3.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.447%, 06/04/2081	15	14
Windstream Escrow
7.750%, 08/15/2028 (A)	259	261
WMG Acquisition
3.875%, 07/15/2030 (A)	100	95
3.750%, 12/01/2029 (A)	47	45
Zayo Group Holdings
6.125%, 03/01/2028 (A)	50	47
4.000%, 03/01/2027 (A)	150	142
Ziff Davis
4.625%, 10/15/2030 (A)	100	98
Ziggo BV
5.125%, 02/28/2030 (A)	100	95
4.875%, 01/15/2030 (A)	100	97

		26,200

Consumer Discretionary — 9.2%
1011778 BC ULC
5.750%, 04/15/2025 (A)	50	52
4.375%, 01/15/2028 (A)	180	177
4.000%, 10/15/2030 (A)	200	185
3.875%, 01/15/2028 (A)	219	213
99 Escrow Issuer
7.500%, 01/15/2026 (A)	100	76
Adtalem Global Education
5.500%, 03/01/2028 (A)	100	98
Affinity Gaming
6.875%, 12/15/2027 (A)	122	124
Albion Financing 2SARL
8.750%, 04/15/2027 (A)	200	198
Allen Media
10.500%, 02/15/2028 (A)	75	75
American Axle & Manufacturing
6.250%, 03/15/2026	250	255
5.000%, 10/01/2029	65	60
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	100	98
3.875%, 11/15/2029 (A)	40	38
APX Group
6.750%, 02/15/2027 (A)	140	144
5.750%, 07/15/2029 (A)	90	85
Aramark Services
6.375%, 05/01/2025 (A)	100	104
5.000%, 04/01/2025 (A)	104	105
5.000%, 02/01/2028 (A)	150	149
Arko
5.125%, 11/15/2029 (A)	90	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arrow Bidco
9.500%, 03/15/2024 (A)	$40	$40
Asbury Automotive Group
5.000%, 02/15/2032 (A)	65	64
4.625%, 11/15/2029 (A)	65	64
4.500%, 03/01/2028	100	99
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	100	107
At Home Group
7.125%, 07/15/2029 (A)	15	14
4.875%, 07/15/2028 (A)	30	29
Avis Budget Car Rental
5.375%, 03/01/2029 (A)	95	95
4.750%, 04/01/2028 (A)	75	73
Bath & Body Works
9.375%, 07/01/2025 (A)	20	24
7.500%, 06/15/2029	20	22
6.950%, 03/01/2033	110	120
6.875%, 11/01/2035	100	115
6.694%, 01/15/2027	200	224
6.625%, 10/01/2030 (A)	100	107
5.250%, 02/01/2028	25	26
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	60	60
Beazer Homes USA
7.250%, 10/15/2029	86	92
Bed Bath & Beyond
5.165%, 08/01/2044	50	38
3.749%, 08/01/2024	96	96
Bloomin' Brands
5.125%, 04/15/2029 (A)	25	25
Boyd Gaming
4.750%, 06/15/2031 (A)	85	83
Boyne USA
4.750%, 05/15/2029 (A)	19	19
C&S Group Enterprises
5.000%, 12/15/2028 (A)	100	92
Caesars Entertainment
8.125%, 07/01/2027 (A)	200	215
6.250%, 07/01/2025 (A)	350	362
4.625%, 10/15/2029 (A)	125	120
Caesars Resort Collection
5.750%, 07/01/2025 (A)	93	96
Carnival
9.875%, 08/01/2027 (A)	230	258
7.625%, 03/01/2026 (A)	200	204
6.000%, 05/01/2029 (A)	205	197
5.750%, 03/01/2027 (A)	362	347
4.000%, 08/01/2028 (A)	170	162
Carriage Services
4.250%, 05/15/2029 (A)	50	49

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	$50	$43
Carvana
5.625%, 10/01/2025 (A)	100	95
5.500%, 04/15/2027 (A)	36	34
4.875%, 09/01/2029 (A)	100	89
CCM Merger
6.375%, 05/01/2026 (A)	50	52
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	110	115
CEC Entertainment
6.750%, 05/01/2026 (A)	79	76
Cedar Fair
5.250%, 07/15/2029	50	50
Century Communities
3.875%, 08/15/2029 (A)	60	58
Chobani
4.625%, 11/15/2028 (A)	40	40
Churchill Downs
5.500%, 04/01/2027 (A)	97	100
4.750%, 01/15/2028 (A)	75	75
Clarios Global
8.500%, 05/15/2027 (A)	190	199
6.250%, 05/15/2026 (A)	170	176
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	50	37
Crocs
4.250%, 03/15/2029 (A)	25	23
4.125%, 08/15/2031 (A)	75	67
Dana
5.625%, 06/15/2028	50	52
5.375%, 11/15/2027	73	75
4.500%, 02/15/2032	20	19
4.250%, 09/01/2030	50	48
Dave & Buster's
7.625%, 11/01/2025 (A)	78	82
Dealer Tire
8.000%, 02/01/2028 (A)	50	51
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	50	48
Eagle Intermediate Global Holding BV
7.500%, 05/01/2025 (A)	200	180
eG Global Finance
8.500%, 10/30/2025 (A)	200	203
Everi Holdings
5.000%, 07/15/2029 (A)	45	45
Ferrellgas
5.875%, 04/01/2029 (A)	70	64
5.375%, 04/01/2026 (A)	100	95
Foot Locker
4.000%, 10/01/2029 (A)	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Holdings
9.300%, 03/01/2030	$20	$27
Ford Motor
7.450%, 07/16/2031	100	127
7.400%, 11/01/2046	200	264
5.291%, 12/08/2046	100	110
4.750%, 01/15/2043	50	51
4.346%, 12/08/2026	50	52
3.250%, 02/12/2032	205	195
Ford Motor Credit
5.584%, 03/18/2024	50	52
5.125%, 06/16/2025	218	229
5.113%, 05/03/2029	100	107
4.687%, 06/09/2025	50	52
4.542%, 08/01/2026	150	156
4.375%, 08/06/2023	100	102
4.140%, 02/15/2023	60	61
4.134%, 08/04/2025	130	133
4.063%, 11/01/2024	40	41
4.000%, 11/13/2030	50	50
3.815%, 11/02/2027	200	200
3.810%, 01/09/2024	100	101
3.664%, 09/08/2024	50	50
3.625%, 06/17/2031	200	197
3.375%, 11/13/2025	135	135
3.370%, 11/17/2023	250	251
3.096%, 05/04/2023	75	76
3.087%, 01/09/2023	100	100
2.900%, 02/16/2028	200	190
2.900%, 02/10/2029	200	190
2.700%, 08/10/2026	150	145
2.300%, 02/10/2025	200	196
Foundation Building Materials
6.000%, 03/01/2029 (A)	75	72
Full House Resorts
8.250%, 02/15/2028 (A)	50	51
Gap
3.875%, 10/01/2031 (A)	65	60
3.625%, 10/01/2029 (A)	65	60
Garda World Security
9.500%, 11/01/2027 (A)	100	105
6.000%, 06/01/2029 (A)	50	47
Genting New York
3.300%, 02/15/2026 (A)	50	49
Golden Nugget
6.750%, 10/15/2024 (A)	150	150
Goodyear Tire & Rubber
9.500%, 05/31/2025	100	106
5.625%, 04/30/2033	50	51
5.250%, 04/30/2031	100	101
5.250%, 07/15/2031 (A)	150	151
5.000%, 07/15/2029 (A)	90	90

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GPS Hospitality Holding
7.000%, 08/15/2028 (A)	$150	$128
Group 1 Automotive
4.000%, 08/15/2028 (A)	154	147
GrubHub Holdings
5.500%, 07/01/2027 (A)	50	49
Guitar Center
8.500%, 01/15/2026 (A)	100	106
Hanesbrands
4.625%, 05/15/2024 (A)	286	291
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	100	106
4.875%, 01/15/2030	135	139
4.000%, 05/01/2031 (A)	100	98
3.750%, 05/01/2029 (A)	80	78
3.625%, 02/15/2032 (A)	155	147
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	90	90
4.875%, 07/01/2031 (A)	51	49
Hilton Worldwide Finance
4.875%, 04/01/2027	60	61
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	100	105
IHO Verwaltungs GmbH
0.000%cash/6.750% PIK, 05/15/2027 (A)	200	206
International Game Technology
6.500%, 02/15/2025 (A)	200	213
6.250%, 01/15/2027 (A)	150	163
5.250%, 01/15/2029 (A)	40	41
IRB Holding
6.750%, 02/15/2026 (A)	100	102
Jaguar Land Rover Automotive
5.875%, 01/15/2028 (A)	30	30
5.500%, 07/15/2029 (A)	200	193
4.500%, 10/01/2027 (A)	100	94
JB Poindexter
7.125%, 04/15/2026 (A)	100	104
KB Home
4.800%, 11/15/2029	50	52
4.000%, 06/15/2031	50	49
Kontoor Brands
4.125%, 11/15/2029 (A)	50	48
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	76	69
5.000%, 12/31/2026 (A)	47	44
LBM Acquisition
6.250%, 01/15/2029 (A)	117	112
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	61	59
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	80	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Levi Strauss
3.500%, 03/01/2031 (A)	$45	$43
LGI Homes
4.000%, 07/15/2029 (A)	56	53
Life Time
8.000%, 04/15/2026 (A)	75	77
5.750%, 01/15/2026 (A)	85	85
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	110	109
Lithia Motors
4.625%, 12/15/2027 (A)	108	111
3.875%, 06/01/2029 (A)	85	84
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	98	94
M/I Homes
3.950%, 02/15/2030	100	95
Macy's Retail Holdings
5.875%, 04/01/2029 (A)	90	92
5.125%, 01/15/2042	40	36
4.300%, 02/15/2043	25	21
3.625%, 06/01/2024	12	12
2.875%, 02/15/2023	53	53
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	65	62
Marks & Spencer
7.125%, 12/01/2037 (A)	30	34
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	58	60
4.750%, 01/15/2028	100	99
4.500%, 06/15/2029 (A)	35	34
Mattamy Group
5.250%, 12/15/2027 (A)	100	102
Mattel
5.875%, 12/15/2027 (A)	135	143
3.750%, 04/01/2029 (A)	55	54
3.375%, 04/01/2026 (A)	60	60
Meritage Homes
3.875%, 04/15/2029 (A)	50	50
Merlin Entertainments
5.750%, 06/15/2026 (A)	100	104
Metis Merger Sub
6.500%, 05/15/2029 (A)	40	38
MGM Resorts International
6.000%, 03/15/2023	123	127
5.750%, 06/15/2025	29	30
5.500%, 04/15/2027	100	103
4.750%, 10/15/2028	80	79
4.625%, 09/01/2026	172	173
Michaels
7.875%, 05/01/2029 (A)	150	137
5.250%, 05/01/2028 (A)	85	82

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	$44	$43
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (A)	90	91
7.875%, 10/15/2024 (A)	100	103
Murphy Oil USA
4.750%, 09/15/2029	80	81
3.750%, 02/15/2031 (A)	65	61
NCL
12.250%, 05/15/2024 (A)	64	75
10.250%, 02/01/2026 (A)	64	72
5.875%, 03/15/2026 (A)	65	62
3.625%, 12/15/2024 (A)	60	55
NCL Finance
6.125%, 03/15/2028 (A)	65	61
NESCO Holdings II
5.500%, 04/15/2029 (A)	100	99
New Home
7.250%, 10/15/2025 (A)	50	51
Newell Brands
6.000%, 04/01/2046	80	94
4.700%, 04/01/2026	250	262
4.350%, 04/01/2023	124	126
Nordstrom
6.950%, 03/15/2028	50	54
5.000%, 01/15/2044	100	89
4.375%, 04/01/2030	50	47
Papa John's International
3.875%, 09/15/2029 (A)	50	48
Park River Holdings
6.750%, 08/01/2029 (A)	50	47
5.625%, 02/01/2029 (A)	50	46
Party City Holdings
8.750%, 02/15/2026 (A)	90	91
Patrick Industries
4.750%, 05/01/2029 (A)	25	24
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	58	59
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	165	177
Penn National Gaming
5.625%, 01/15/2027 (A)	42	43
4.125%, 07/01/2029 (A)	100	94
Penske Automotive Group
3.750%, 06/15/2029	40	38
PetSmart
7.750%, 02/15/2029 (A)	130	139
4.750%, 02/15/2028 (A)	100	100
PM General Purchaser
9.500%, 10/01/2028 (A)	100	99
Premier Entertainment Sub
5.875%, 09/01/2031 (A)	80	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 09/01/2029 (A)	$100	$94
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	200	199
5.750%, 04/15/2026 (A)	150	155
3.375%, 08/31/2027 (A)	135	126
QVC
5.950%, 03/15/2043	50	45
5.450%, 08/15/2034	50	45
4.750%, 02/15/2027	180	171
4.450%, 02/15/2025	100	101
4.375%, 09/01/2028	70	64
Raptor Acquisition
4.875%, 11/01/2026 (A)	50	49
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	15	15
Rent-A-Center
6.375%, 02/15/2029 (A)	95	98
Resorts World Las Vegas
4.625%, 04/16/2029 (A)	200	193
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	50	51
Ritchie Bros Holdings
4.750%, 12/15/2031 (A)	17	17
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	148	164
10.875%, 06/01/2023 (A)	100	107
9.125%, 06/15/2023 (A)	66	70
7.500%, 10/15/2027	25	28
5.500%, 08/31/2026 (A)	78	76
5.500%, 04/01/2028 (A)	160	155
5.375%, 07/15/2027 (A)	66	64
5.250%, 11/15/2022	100	100
4.250%, 07/01/2026 (A)	50	47
3.700%, 03/15/2028	52	47
Sally Holdings
5.625%, 12/01/2025	100	102
Scientific Games International
8.625%, 07/01/2025 (A)	100	106
8.250%, 03/15/2026 (A)	110	115
7.000%, 05/15/2028 (A)	76	80
5.000%, 10/15/2025 (A)	100	102
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	76	74
Service International
5.125%, 06/01/2029	100	105
4.000%, 05/15/2031	105	102
3.375%, 08/15/2030	100	93
Sigma Holdco BV
7.875%, 05/15/2026 (A)	20	18
Six Flags Entertainment
5.500%, 04/15/2027 (A)	34	34
4.875%, 07/31/2024 (A)	205	205

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sizzling Platter
8.500%, 11/28/2025 (A)	$100	$99
Sonic Automotive
4.875%, 11/15/2031 (A)	45	43
4.625%, 11/15/2029 (A)	75	73
Sotheby's
7.375%, 10/15/2027 (A)	100	104
5.875%, 06/01/2029 (A)	50	51
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	100	103
SRS Distribution
6.125%, 07/01/2029 (A)	33	32
6.000%, 12/01/2029 (A)	95	92
4.625%, 07/01/2028 (A)	20	19
Staples
10.750%, 04/15/2027 (A)	100	93
7.500%, 04/15/2026 (A)	250	247
Station Casinos
4.625%, 12/01/2031 (A)	44	42
4.500%, 02/15/2028 (A)	80	78
StoneMor
8.500%, 05/15/2029 (A)	33	34
Superior Plus
4.500%, 03/15/2029 (A)	40	40
Taylor Morrison Communities
6.625%, 07/15/2027 (A)	200	208
5.875%, 04/15/2023 (A)	100	102
Tempur Sealy International
4.000%, 04/15/2029 (A)	100	96
3.875%, 10/15/2031 (A)	85	79
Tenneco
7.875%, 01/15/2029 (A)	50	53
5.125%, 04/15/2029 (A)	160	148
5.000%, 07/15/2026	50	46
Thor Industries
4.000%, 10/15/2029 (A)	55	52
Toll Brothers Finance
4.875%, 03/15/2027	100	108
4.375%, 04/15/2023	40	41
4.350%, 02/15/2028	40	42
3.800%, 11/01/2029	50	52
TopBuild
4.125%, 02/15/2032 (A)	12	12
3.625%, 03/15/2029 (A)	75	73
Travel + Leisure
6.625%, 07/31/2026 (A)	180	192
6.600%, 10/01/2025	40	44
6.000%, 04/01/2027	20	21
4.500%, 12/01/2029 (A)	61	59
Tri Pointe Homes
5.700%, 06/15/2028	100	106
5.250%, 06/01/2027	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Triton Water Holdings
6.250%, 04/01/2029 (A)	$75	$70
Universal Entertainment
8.500%, 12/11/2024 (A)	100	105
Victoria's Secret
4.625%, 07/15/2029 (A)	88	85
Viking Cruises
13.000%, 05/15/2025 (A)	200	224
7.000%, 02/15/2029 (A)	55	53
5.875%, 09/15/2027 (A)	84	77
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	50	49
Vista Outdoor
4.500%, 03/15/2029 (A)	50	49
WASH Multifamily Acquisition
5.750%, 04/15/2026 (A)	90	91
Wheel Pros
6.500%, 05/15/2029 (A)	50	47
White Capital Buyer
6.875%, 10/15/2028 (A)	100	103
William Carter
5.625%, 03/15/2027 (A)	100	102
Winnebago Industries
6.250%, 07/15/2028 (A)	4	4
Wolverine World Wide
4.000%, 08/15/2029 (A)	74	71
WW International
4.500%, 04/15/2029 (A)	70	62
Wyndham Hotels & Resorts
4.375%, 08/15/2028 (A)	50	50
Wynn Las Vegas
5.500%, 03/01/2025 (A)	200	201
5.250%, 05/15/2027 (A)	90	89
4.250%, 05/30/2023 (A)	50	50
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	200	194
Yum! Brands
6.875%, 11/15/2037	70	82
5.350%, 11/01/2043	100	105
4.750%, 01/15/2030 (A)	168	173
4.625%, 01/31/2032	70	70
3.625%, 03/15/2031	100	95
ZF North America Capital
4.750%, 04/29/2025 (A)	45	46

		30,027

Consumer Staples — 1.9%
Albertsons
5.875%, 02/15/2028 (A)	265	276
4.875%, 02/15/2030 (A)	100	102
4.625%, 01/15/2027 (A)	70	72
3.500%, 02/15/2023 (A)	100	101

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 03/15/2029 (A)	$120	$113
3.250%, 03/15/2026 (A)	50	48
Avon Products
6.500%, 03/15/2023	165	169
B&G Foods
5.250%, 09/15/2027	82	83
Central Garden & Pet
4.125%, 10/15/2030	50	48
4.125%, 04/30/2031 (A)	100	96
Coty
6.500%, 04/15/2026 (A)	50	51
5.000%, 04/15/2026 (A)	125	125
4.750%, 01/15/2029 (A)	80	79
Darling Ingredients
5.250%, 04/15/2027 (A)	50	51
Edgewell Personal Care
5.500%, 06/01/2028 (A)	80	83
4.125%, 04/01/2029 (A)	50	49
Energizer Holdings
4.750%, 06/15/2028 (A)	100	97
HLF Financing Sarl
4.875%, 06/01/2029 (A)	100	95
Ingles Markets
4.000%, 06/15/2031 (A)	19	19
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	80	113
6.875%, 01/26/2039	288	390
6.500%, 02/09/2040	44	59
5.500%, 06/01/2050	100	124
5.200%, 07/15/2045	100	116
5.000%, 07/15/2035	57	65
5.000%, 06/04/2042	275	313
4.875%, 10/01/2049	110	125
4.375%, 06/01/2046	300	317
3.875%, 05/15/2027	200	208
3.750%, 04/01/2030	100	103
3.000%, 06/01/2026	100	101
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	100	104
4.375%, 01/31/2032 (A)	75	74
4.125%, 01/31/2030 (A)	170	168
Oriflame Investment Holding
5.125%, 05/04/2026 (A)	100	89
Performance Food Group
5.500%, 10/15/2027 (A)	100	102
4.250%, 08/01/2029 (A)	104	98
Pilgrim's Pride
5.875%, 09/30/2027 (A)	58	61
4.250%, 04/15/2031 (A)	115	113
3.500%, 03/01/2032 (A)	90	86
Post Holdings
5.750%, 03/01/2027 (A)	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 01/15/2028 (A)	$154	$158
5.500%, 12/15/2029 (A)	150	154
4.625%, 04/15/2030 (A)	170	164
4.500%, 09/15/2031 (A)	200	190
Primo Water Holdings
4.375%, 04/30/2029 (A)	38	36
Rite Aid
8.000%, 11/15/2026 (A)	40	39
7.500%, 07/01/2025 (A)	130	128
SEG Holding
5.625%, 10/15/2028 (A)	50	52
Simmons Foods
4.625%, 03/01/2029 (A)	90	86
Spectrum Brands
5.500%, 07/15/2030 (A)	60	63
3.875%, 03/15/2031 (A)	50	47
Stena
7.000%, 02/01/2024 (A)	100	102
TKC Holdings
10.500%, 05/15/2029 (A)	50	52
6.875%, 05/15/2028 (A)	50	50
TreeHouse Foods
4.000%, 09/01/2028	50	47
Turning Point Brands
5.625%, 02/15/2026 (A)	40	40
United Natural Foods
6.750%, 10/15/2028 (A)	50	53
US Foods
4.750%, 02/15/2029 (A)	90	88
4.625%, 06/01/2030 (A)	41	40
Vector Group
10.500%, 11/01/2026 (A)	100	103
5.750%, 02/01/2029 (A)	100	92

		6,573

Energy — 11.1%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047	250	280
Aethon United BR
8.250%, 02/15/2026 (A)	95	100
Alliance Resource Operating Partners
7.500%, 05/01/2025 (A)	100	101
Altera Infrastructure
8.500%, 07/15/2023 (A)	100	53
Antero Midstream Partners
7.875%, 05/15/2026 (A)	100	107
5.750%, 03/01/2027 (A)	130	132
5.750%, 01/15/2028 (A)	40	41
5.375%, 06/15/2029 (A)	50	50
Antero Resources
8.375%, 07/15/2026 (A)	30	33
5.375%, 03/01/2030 (A)	35	36

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 03/01/2025	$202	$204
Apache
6.000%, 01/15/2037	50	58
5.350%, 07/01/2049	100	105
5.100%, 09/01/2040	100	105
4.875%, 11/15/2027	50	52
4.750%, 04/15/2043	50	51
4.625%, 11/15/2025	100	104
4.375%, 10/15/2028	100	103
Archrock Partners
6.875%, 04/01/2027 (A)	180	185
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	30	31
7.000%, 11/01/2026 (A)	150	150
5.875%, 06/30/2029 (A)	90	87
Baytex Energy
8.750%, 04/01/2027 (A)	100	107
5.625%, 06/01/2024 (A)	22	22
Berry Petroleum
7.000%, 02/15/2026 (A)	50	50
Blue Racer Midstream
7.625%, 12/15/2025 (A)	80	84
Bristow Group
6.875%, 03/01/2028 (A)	50	50
Buckeye Partners
5.850%, 11/15/2043	150	137
5.600%, 10/15/2044	40	36
4.500%, 03/01/2028 (A)	50	49
4.150%, 07/01/2023	50	50
4.125%, 03/01/2025 (A)	50	50
4.125%, 12/01/2027	40	39
3.950%, 12/01/2026	54	54
California Resources
7.125%, 02/01/2026 (A)	65	68
Callon Petroleum
9.000%, 04/01/2025 (A)	120	128
8.000%, 08/01/2028 (A)	45	46
6.125%, 10/01/2024	50	50
Calumet Specialty Products Partners
11.000%, 04/15/2025 (A)	80	86
Centennial Resource Production
5.375%, 01/15/2026 (A)	80	78
CGG
8.750%, 04/01/2027 (A)	200	200
Cheniere Energy
4.625%, 10/15/2028	100	102
Cheniere Energy Partners
4.500%, 10/01/2029	60	61
4.000%, 03/01/2031	139	138
3.250%, 01/31/2032 (A)	65	61
Chesapeake Energy
6.750%, 04/15/2029 (A)	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 02/01/2029 (A)	$60	$63
5.500%, 02/01/2026 (A)	45	46
Civitas Resources
5.000%, 10/15/2026 (A)	25	25
CNX Midstream Partners
4.750%, 04/15/2030 (A)	35	34
CNX Resources
7.250%, 03/14/2027 (A)	100	105
6.000%, 01/15/2029 (A)	30	31
Colgate Energy Partners III
7.750%, 02/15/2026 (A)	25	27
5.875%, 07/01/2029 (A)	35	36
Comstock Resources
6.750%, 03/01/2029 (A)	135	139
5.875%, 01/15/2030 (A)	132	131
Coronado Finance Pty
10.750%, 05/15/2026 (A)	46	50
CQP Holdco
5.500%, 06/15/2031 (A)	100	100
Crescent Energy Finance
7.250%, 05/01/2026 (A)	65	67
Crestwood Midstream Partners
6.000%, 02/01/2029 (A)	100	101
5.750%, 04/01/2025	20	20
5.625%, 05/01/2027 (A)	60	60
CrownRock
5.625%, 10/15/2025 (A)	140	141
5.000%, 05/01/2029 (A)	13	13
CVR Energy
5.250%, 02/15/2025 (A)	150	145
DCP Midstream Operating
8.125%, 08/16/2030	40	52
5.850%, VAR ICE LIBOR USD 3 Month + 3.850%, 05/21/2043 (A)	150	143
5.375%, 07/15/2025	250	263
3.250%, 02/15/2032	70	66
DT Midstream
4.375%, 06/15/2031 (A)	30	30
4.125%, 06/15/2029 (A)	125	123
Empresa Nacional del Petroleo
5.250%, 11/06/2029	200	211
3.750%, 08/05/2026	200	203
3.450%, 09/16/2031 (A)	200	183
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	92	93
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	80	84
5.750%, 01/30/2028 (A)	100	103
Energy Ventures Gom
11.750%, 04/15/2026 (A)	25	26
EnLink Midstream
5.625%, 01/15/2028 (A)	50	51

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 06/01/2029	$50	$50
EnLink Midstream Partners
5.050%, 04/01/2045	100	86
4.850%, 07/15/2026	100	103
4.150%, 06/01/2025	100	100
Enviva Partners
6.500%, 01/15/2026 (A)	100	103
EQM Midstream Partners
6.500%, 07/01/2027 (A)	100	105
6.500%, 07/15/2048	50	54
6.000%, 07/01/2025 (A)	100	103
5.500%, 07/15/2028	100	101
4.750%, 07/15/2023	150	152
4.500%, 01/15/2029 (A)	100	96
4.000%, 08/01/2024	100	100
EQT Corp
7.500%, 02/01/2030	100	119
5.000%, 01/15/2029	50	53
3.900%, 10/01/2027	100	100
3.625%, 05/15/2031 (A)	25	25
3.125%, 05/15/2026 (A)	54	53
Exterran Energy Solutions
8.125%, 05/01/2025	50	50
Genesis Energy
8.000%, 01/15/2027	25	25
7.750%, 02/01/2028	150	148
6.500%, 10/01/2025	150	147
Global Partners
7.000%, 08/01/2027	100	103
Harbour Energy
5.500%, 10/15/2026 (A)	200	198
Harvest Midstream I
7.500%, 09/01/2028 (A)	80	83
Hess Midstream Operations
5.625%, 02/15/2026 (A)	170	173
4.250%, 02/15/2030 (A)	70	68
Hilcorp Energy I
6.250%, 11/01/2028 (A)	200	208
6.000%, 02/01/2031 (A)	60	61
Holly Energy Partners
5.000%, 02/01/2028 (A)	50	49
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	115	118
Ithaca Energy North Sea
9.000%, 07/15/2026 (A)	200	206
ITT Holdings
6.500%, 08/01/2029 (A)	125	120
KazMunayGas National JSC
6.375%, 10/24/2048	500	605
5.750%, 04/19/2047	200	224
5.375%, 04/24/2030	500	554

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Laredo Petroleum
10.125%, 01/15/2028	$30	$32
7.750%, 07/31/2029 (A)	115	111
Magnolia Oil & Gas Operating
6.000%, 08/01/2026 (A)	50	51
Matador Resources
5.875%, 09/15/2026	100	101
MEG Energy
5.875%, 02/01/2029 (A)	190	193
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	80	78
7.500%, 01/15/2026 (A)	30	28
Murphy Oil
6.375%, 07/15/2028	65	67
5.875%, 12/01/2027	202	205
Nabors Industries
7.500%, 01/15/2028 (A)	88	82
7.375%, 05/15/2027 (A)	44	45
7.250%, 01/15/2026 (A)	53	51
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	200	202
New Fortress Energy
6.750%, 09/15/2025 (A)	150	142
6.500%, 09/30/2026 (A)	195	182
NGL Energy Operating
7.500%, 02/01/2026 (A)	190	193
NGL Energy Partners
7.500%, 11/01/2023	175	171
Northern Oil and Gas
8.125%, 03/01/2028 (A)	61	64
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	55	56
NuStar Logistics
6.375%, 10/01/2030	60	65
6.000%, 06/01/2026	100	105
5.750%, 10/01/2025	100	104
5.625%, 04/28/2027	50	51
Oasis Midstream Partners
8.000%, 04/01/2029 (A)	50	53
Oasis Petroleum
6.375%, 06/01/2026 (A)	40	41
Occidental Petroleum
8.875%, 07/15/2030	100	130
8.500%, 07/15/2027	200	240
8.000%, 07/15/2025	100	114
7.950%, 06/15/2039	50	64
7.875%, 09/15/2031	50	63
7.500%, 05/01/2031	200	247
6.950%, 07/01/2024	100	109
6.625%, 09/01/2030	100	117
6.600%, 03/15/2046	110	138
6.450%, 09/15/2036	100	121

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.375%, 09/01/2028	$52	$59
6.125%, 01/01/2031	150	173
5.875%, 09/01/2025	100	107
5.550%, 03/15/2026	120	128
5.500%, 12/01/2025	110	117
4.300%, 08/15/2039	100	94
4.200%, 03/15/2048	200	186
4.100%, 02/15/2047	250	229
3.500%, 08/15/2029	150	148
3.400%, 04/15/2026	100	99
3.200%, 08/15/2026	90	88
3.000%, 02/15/2027	80	77
0.000%, 10/10/2036 (C)	220	119
Oceaneering International
4.650%, 11/15/2024	50	50
Oil and Gas Holding BSCC
7.500%, 10/25/2027	500	535
Par Petroleum
7.750%, 12/15/2025 (A)	100	101
Parkland
5.875%, 07/15/2027 (A)	50	52
4.625%, 05/01/2030 (A)	80	77
4.500%, 10/01/2029 (A)	85	82
Patterson-UTI Energy
5.150%, 11/15/2029	20	20
3.950%, 02/01/2028	50	48
PBF Holding
9.250%, 05/15/2025 (A)	100	98
6.000%, 02/15/2028	250	176
PBF Logistics
6.875%, 05/15/2023	50	49
PDC Energy
5.750%, 05/15/2026	128	130
Peabody Energy
6.375%, 03/31/2025 (A)	50	48
Penn Virginia Holdings
9.250%, 08/15/2026 (A)	25	26
Pertamina Persero MTN
6.450%, 05/30/2044	300	364
4.300%, 05/20/2023	200	206
4.175%, 01/21/2050	500	485
Petrofac
9.750%, 11/15/2026 (A)	200	201
Petroleos del Peru
4.750%, 06/19/2032	500	491
Petroleos Mexicanos
6.950%, 01/28/2060	500	428
6.700%, 02/16/2032 (A)	500	495
6.500%, 03/13/2027	1,450	1,515
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,200	1,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Petronas Capital MTN
4.550%, 04/21/2050	$1,250	$1,480
3.500%, 03/18/2025	1,000	1,044
Precision Drilling
6.875%, 01/15/2029 (A)	25	25
Qatar Energy
3.125%, 07/12/2041	400	388
2.250%, 07/12/2031	550	529
Range Resources
9.250%, 02/01/2026	90	96
5.000%, 03/15/2023	58	59
4.875%, 05/15/2025	149	152
Renewable Energy Group
5.875%, 06/01/2028 (A)	70	70
Rockcliff Energy II
5.500%, 10/15/2029 (A)	29	29
Rockies Express Pipeline
6.875%, 04/15/2040 (A)	50	53
4.950%, 07/15/2029 (A)	60	62
4.800%, 05/15/2030 (A)	50	50
3.600%, 05/15/2025 (A)	100	99
Sinopec Group Overseas Development 2015
3.250%, 04/28/2025	1,000	1,037
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030	1,000	995
2.300%, 01/08/2031	200	192
SM Energy
10.000%, 01/15/2025 (A)	150	163
6.625%, 01/15/2027	50	51
6.500%, 07/15/2028	50	52
5.625%, 06/01/2025	95	94
Southeast Supply Header
4.250%, 06/15/2024 (A)	40	40
Southern Gas Corridor CJSC
6.875%, 03/24/2026	750	855
Southwestern Energy
5.950%, 01/23/2025	51	54
5.375%, 02/01/2029	110	112
5.375%, 03/15/2030	75	77
4.750%, 02/01/2032	88	88
Strathcona Resources
6.875%, 08/01/2026 (A)	50	50
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	70	72
5.750%, 04/15/2025	20	18
SunCoke Energy
4.875%, 06/30/2029 (A)	47	46
Sunoco
6.000%, 04/15/2027	20	21
5.875%, 03/15/2028	100	104
4.500%, 05/15/2029	50	49
4.500%, 04/30/2030 (A)	80	79

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	$100	$105
6.000%, 12/31/2030 (A)	80	76
6.000%, 09/01/2031 (A)	100	95
Talos Production
12.000%, 01/15/2026	100	106
Tap Rock Resources
7.000%, 10/01/2026 (A)	21	22
Targa Resources Partners
6.500%, 07/15/2027	70	74
5.875%, 04/15/2026	154	159
5.500%, 03/01/2030	100	106
5.375%, 02/01/2027	70	72
5.000%, 01/15/2028	154	158
4.000%, 01/15/2032 (A)	90	90
TechnipFMC
6.500%, 02/01/2026 (A)	162	170
Teine Energy
6.875%, 04/15/2029 (A)	50	51
TransMontaigne Partners
6.125%, 02/15/2026	50	49
Transocean
7.500%, 04/15/2031	100	61
Transocean Guardian
5.875%, 01/15/2024 (A)	67	64
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	25	25
Transocean Pontus
6.125%, 08/01/2025 (A)	134	132
Transocean Poseidon
6.875%, 02/01/2027 (A)	100	97
Transocean Proteus
6.250%, 12/01/2024 (A)	13	12
Transocean Sentry
5.375%, 05/15/2023 (A)	167	161
Trinidad Petroleum Holdings
9.750%, 06/15/2026	200	210
USA Compression Partners
6.875%, 04/01/2026	200	203
6.875%, 09/01/2027	50	51
Vantage Drilling International
9.250%, 11/15/2023 (A)	100	94
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	128	129
3.875%, 08/15/2029 (A)	148	148
3.875%, 11/01/2033 (A)	56	55
Vermilion Energy
5.625%, 03/15/2025 (A)	30	30
W&T Offshore
9.750%, 11/01/2023 (A)	80	78
Weatherford International
11.000%, 12/01/2024 (A)	32	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.625%, 04/30/2030 (A)	$165	$168
6.500%, 09/15/2028 (A)	41	43
Western Midstream Operating
5.750%, 02/01/2050	274	301
5.500%, 08/15/2048	50	55
4.650%, 07/01/2026	50	52
4.500%, 03/01/2028	50	53
3.950%, 06/01/2025	100	102
3.600%, 02/01/2025	102	103

		35,900

Financials — 6.0%
1MDB Global Investments
4.400%, 03/09/2023	1,000	1,001
Acrisure
7.000%, 11/15/2025 (A)	30	30
6.000%, 08/01/2029 (A)	65	62
4.250%, 02/15/2029 (A)	55	52
Advisor Group Holdings
10.750%, 08/01/2027 (A)	70	77
Air Methods
8.000%, 05/15/2025 (A)	50	41
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	76	75
5.875%, 11/01/2029 (A)	100	98
4.250%, 10/15/2027 (A)	65	63
Allied Universal Holdco
9.750%, 07/15/2027 (A)	100	105
6.625%, 07/15/2026 (A)	250	257
6.000%, 06/01/2029 (A)	53	50
4.625%, 06/01/2028 (A)	241	230
Ally Financial
5.750%, 11/20/2025	100	110
AmWINS Group
4.875%, 06/30/2029 (A)	85	83
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	60	57
Aretec Escrow Issuer
7.500%, 04/01/2029 (A)	50	51
Assurant
7.000%, VAR ICE LIBOR USD 3 Month + 4.135%, 03/27/2048	40	45
AssuredPartners
5.625%, 01/15/2029 (A)	60	56
Asteroid Private Merger Sub
8.500%, 11/15/2029 (A)	50	51
Banco Nacional de Panama
2.500%, 08/11/2030	200	180
Blackstone Mortgage Trust
3.750%, 01/15/2027 (A)	50	48
BroadStreet Partners
5.875%, 04/15/2029 (A)	133	127

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Castlelake Aviation Finance DAC
5.000%, 04/15/2027 (A)	$50	$49
CBB International Sukuk Programme WLL
6.250%, 11/14/2024	1,250	1,332
Coinbase Global
3.625%, 10/01/2031 (A)	115	100
3.375%, 10/01/2028 (A)	100	90
Compass Group Diversified Holdings
5.250%, 04/15/2029 (A)	100	99
5.000%, 01/15/2032 (A)	50	49
Credit Acceptance
5.125%, 12/31/2024 (A)	100	101
Curo Group Holdings
7.500%, 08/01/2028 (A)	108	102
DAE Sukuk DIFC MTN
3.750%, 02/15/2026	200	202
Deutsche Bank
4.500%, 04/01/2025	200	208
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/2028	160	162
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr + 2.553%, 12/01/2032	180	188
3.729%, VAR U.S. SOFR + 2.757%, 01/14/2032	50	49
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022	700	709
Enact Holdings
6.500%, 08/15/2025 (A)	189	200
Enova International
8.500%, 09/15/2025 (A)	100	103
Finance of America Funding
7.875%, 11/15/2025 (A)	100	98
FirstCash
5.625%, 01/01/2030 (A)	60	60
4.625%, 09/01/2028 (A)	197	190
First-Citizens Bank & Trust
6.125%, 03/09/2028	40	46
5.250%, 03/07/2025	149	162
5.000%, 08/01/2023	103	108
Freedom Mortgage
7.625%, 05/01/2026 (A)	200	191
6.625%, 01/15/2027 (A)	30	28
FS Energy and Power Fund
7.500%, 08/15/2023 (A)	50	52
Genworth Holdings
6.500%, 06/15/2034	20	20
4.800%, 02/15/2024	40	41
Global Aircraft Leasing
0.000%cash/7.250% PIK, 09/15/2024 (A)	207	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Atlantic Finance
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.796%, 10/15/2051 (A)	$100	$100
goeasy
5.375%, 12/01/2024 (A)	100	102
GTCR AP Finance
8.000%, 05/15/2027 (A)	100	102
Gtlk Europe Capital DAC
4.800%, 02/26/2028	250	221
HAT Holdings I
6.000%, 04/15/2025 (A)	100	104
3.375%, 06/15/2026 (A)	80	77
Hightower Holding
6.750%, 04/15/2029 (A)	50	51
Home Point Capital
5.000%, 02/01/2026 (A)	118	102
HUB International
7.000%, 05/01/2026 (A)	26	27
5.625%, 12/01/2029 (A)	115	113
Intesa Sanpaolo
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.750%, 06/01/2042 (A)	50	48
4.198%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.600%, 06/01/2032 (A)	100	96
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	216
5.017%, 06/26/2024 (A)	236	245
Jane Street Group
4.500%, 11/15/2029 (A)	75	74
Jefferies Finance
5.000%, 08/15/2028 (A)	90	89
Jefferson Capital Holdings
6.000%, 08/15/2026 (A)	20	20
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)	50	49
4.250%, 02/01/2027 (A)	100	97
LD Holdings Group
6.125%, 04/01/2028 (A)	149	132
LFS Topco
5.875%, 10/15/2026 (A)	6	6
Liberty Mutual Group
7.800%, 03/15/2037 (A)	70	95
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.315%, 12/15/2051 (A)	100	99
LPL Holdings
4.625%, 11/15/2027 (A)	42	43
4.375%, 05/15/2031 (A)	40	39
4.000%, 03/15/2029 (A)	100	97

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Malaysia Sukuk Global
3.179%, 04/27/2026	$500	$525
Malaysia Wakala Sukuk
2.070%, 04/28/2031 (A)	250	244
MDGH GMTN RSC MTN
3.950%, 05/21/2050	400	435
2.500%, 05/21/2026	500	504
MGIC Investment
5.250%, 08/15/2028	50	52
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	200	201
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	165	148
5.500%, 09/01/2028 (A)	115	110
MSCI
4.000%, 11/15/2029 (A)	100	101
3.875%, 02/15/2031 (A)	135	135
3.625%, 09/01/2030 (A)	70	69
3.625%, 11/01/2031 (A)	55	54
3.250%, 08/15/2033 (A)	75	70
Mumtalakat Sukuk Holding
5.625%, 02/27/2024	200	209
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (A)	90	87
5.500%, 08/15/2028 (A)	200	195
5.125%, 12/15/2030 (A)	66	62
Navient
6.750%, 06/25/2025	150	159
5.500%, 03/15/2029	77	75
5.000%, 03/15/2027	100	97
4.875%, 03/15/2028	100	96
Navient MTN
6.125%, 03/25/2024	224	233
New Residential Investment
6.250%, 10/15/2025 (A)	60	59
NFP
6.875%, 08/15/2028 (A)	200	190
4.875%, 08/15/2028 (A)	35	34
OneMain Finance
8.875%, 06/01/2025	64	68
7.125%, 03/15/2026	200	220
6.875%, 03/15/2025	100	109
6.625%, 01/15/2028	100	107
6.125%, 03/15/2024	300	314
5.625%, 03/15/2023	100	103
5.375%, 11/15/2029	100	102
3.875%, 09/15/2028	100	93
3.500%, 01/15/2027	20	19
PennyMac Financial Services
5.750%, 09/15/2031 (A)	50	48
5.375%, 10/15/2025 (A)	50	50
4.250%, 02/15/2029 (A)	85	77

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PHH Mortgage
7.875%, 03/15/2026 (A)	$40	$41
PRA Group
5.000%, 10/01/2029 (A)	40	39
PROG Holdings
6.000%, 11/15/2029 (A)	59	58
Radian Group
6.625%, 03/15/2025	50	54
4.875%, 03/15/2027	117	121
Rocket Mortgage
4.000%, 10/15/2033 (A)	67	63
3.875%, 03/01/2031 (A)	100	94
3.625%, 03/01/2029 (A)	100	93
2.875%, 10/15/2026 (A)	161	153
Sabre GLBL
9.250%, 04/15/2025 (A)	100	112
7.375%, 09/01/2025 (A)	90	92
Sharjah Sukuk Program
2.942%, 06/10/2027	500	496
SLM
4.200%, 10/29/2025	50	51
3.125%, 11/02/2026	50	48
Starwood Property Trust
4.750%, 03/15/2025	100	102
3.750%, 12/31/2024 (A)	25	25
3.625%, 07/15/2026 (A)	110	107
Stena International
5.750%, 03/01/2024 (A)	200	204
StoneX Group
8.625%, 06/15/2025 (A)	7	7
Tempo Acquisition
5.750%, 06/01/2025 (A)	50	52
Third Pakistan International Sukuk
5.625%, 12/05/2022	500	506
TMX Finance
11.125%, 04/01/2023 (A)	100	101
UniCredit
5.861%, VAR USD ICE Swap 11:00 NY 5 Yr + 3.703%, 06/19/2032 (A)	100	106
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/2034 (A)	120	138
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/2035 (A)	200	209
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	35	33
5.500%, 11/15/2025 (A)	40	39
5.500%, 04/15/2029 (A)	100	92
USI
6.875%, 05/01/2025 (A)	50	50

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
World Acceptance
7.000%, 11/01/2026 (A)	$25	$24

		19,091

Health Care — 4.7%
180 Medical
3.875%, 10/15/2029 (A)	50	49
Acadia Healthcare
5.000%, 04/15/2029 (A)	50	49
AdaptHealth
6.125%, 08/01/2028 (A)	61	64
5.125%, 03/01/2030 (A)	58	57
4.625%, 08/01/2029 (A)	50	47
AHP Health Partners
5.750%, 07/15/2029 (A)	50	49
Akumin
7.000%, 11/01/2025 (A)	140	129
AMN Healthcare
4.625%, 10/01/2027 (A)	70	71
4.000%, 04/15/2029 (A)	10	10
Avantor Funding
4.625%, 07/15/2028 (A)	150	150
3.875%, 11/01/2029 (A)	95	91
Bausch Health
9.000%, 12/15/2025 (A)	170	178
7.250%, 05/30/2029 (A)	20	18
7.000%, 01/15/2028 (A)	40	36
6.250%, 02/15/2029 (A)	250	212
6.125%, 04/15/2025 (A)	138	141
5.500%, 11/01/2025 (A)	250	252
5.250%, 01/30/2030 (A)	100	80
5.250%, 02/15/2031 (A)	100	80
5.000%, 01/30/2028 (A)	175	147
5.000%, 02/15/2029 (A)	200	161
4.875%, 06/01/2028 (A)	135	128
Bausch Health Americas
8.500%, 01/31/2027 (A)	450	455
Cano Health
6.250%, 10/01/2028 (A)	25	24
Catalent Pharma Solutions
3.500%, 04/01/2030 (A)	70	65
3.125%, 02/15/2029 (A)	117	109
Centene
4.625%, 12/15/2029	500	520
4.250%, 12/15/2027	300	307
3.375%, 02/15/2030	200	196
3.000%, 10/15/2030	110	107
2.625%, 08/01/2031	65	61
2.500%, 03/01/2031	280	260
2.450%, 07/15/2028	230	219
Charles River Laboratories International
4.250%, 05/01/2028 (A)	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/15/2031 (A)	$50	$48
3.750%, 03/15/2029 (A)	83	80
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/2028 (A)	100	101
CHS
8.000%, 03/15/2026 (A)	200	208
8.000%, 12/15/2027 (A)	20	21
6.875%, 04/01/2028 (A)	200	190
6.875%, 04/15/2029 (A)	185	183
6.625%, 02/15/2025 (A)	100	103
6.125%, 04/01/2030 (A)	137	130
6.000%, 01/15/2029 (A)	70	71
5.625%, 03/15/2027 (A)	250	251
4.750%, 02/15/2031 (A)	90	86
DaVita
4.625%, 06/01/2030 (A)	425	413
3.750%, 02/15/2031 (A)	100	92
Elanco Animal Health
5.900%, 08/28/2028	70	76
5.272%, 08/28/2023	100	104
Encompass Health
4.750%, 02/01/2030	100	99
4.625%, 04/01/2031	40	39
4.500%, 02/01/2028	100	100
Endo DAC
9.500%, 07/31/2027 (A)	100	99
6.000%, 06/30/2028 (A)	300	203
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)	90	86
Envision Healthcare
8.750%, 10/15/2026 (A)	200	104
Global Medical Response
6.500%, 10/01/2025 (A)	64	64
HCA
5.875%, 05/01/2023	230	239
5.875%, 02/15/2026	150	163
5.875%, 02/01/2029	100	113
5.625%, 09/01/2028	200	223
5.375%, 02/01/2025	250	266
5.375%, 09/01/2026	100	109
3.500%, 09/01/2030	210	209
HealthEquity
4.500%, 10/01/2029 (A)	35	34
Hologic
4.625%, 02/01/2028 (A)	50	52
3.250%, 02/15/2029 (A)	40	38
IQVIA
5.000%, 10/15/2026 (A)	120	123
5.000%, 05/15/2027 (A)	100	102
Jazz Securities DAC
4.375%, 01/15/2029 (A)	200	197

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lannett
7.750%, 04/15/2026 (A)	$50	$39
Legacy LifePoint Health
4.375%, 02/15/2027 (A)	60	59
LifePoint Health
5.375%, 01/15/2029 (A)	125	119
MEDNAX
6.250%, 01/15/2027 (A)	135	141
ModivCare
5.875%, 11/15/2025 (A)	100	104
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	40	39
Molina Healthcare
4.375%, 06/15/2028 (A)	100	100
3.875%, 05/15/2032 (A)	170	164
Mozart Debt Merger Sub
5.250%, 10/01/2029 (A)	261	254
3.875%, 04/01/2029 (A)	505	487
Option Care Health
4.375%, 10/31/2029 (A)	50	49
Organon
5.125%, 04/30/2031 (A)	200	200
4.125%, 04/30/2028 (A)	210	207
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	40	43
Owens & Minor
4.500%, 03/31/2029 (A)	65	63
P&L Development
7.750%, 11/15/2025 (A)	100	97
Par Pharmaceutical
7.500%, 04/01/2027 (A)	200	201
Perrigo Finance Unlimited
4.900%, 12/15/2044	21	20
4.375%, 03/15/2026	75	76
3.900%, 12/15/2024	50	51
3.900%, 06/15/2030	90	87
PRA Health Sciences
2.875%, 07/15/2026 (A)	50	49
Prestige Brands
3.750%, 04/01/2031 (A)	100	91
Prime Healthcare Services
7.250%, 11/01/2025 (A)	131	137
Radiology Partners
9.250%, 02/01/2028 (A)	100	99
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	135	142
RP Escrow Issuer
5.250%, 12/15/2025 (A)	150	146
Select Medical
6.250%, 08/15/2026 (A)	120	123
Surgery Center Holdings
6.750%, 07/01/2025 (A)	22	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Syneos Health
3.625%, 01/15/2029 (A)	$60	$57
Team Health Holdings
6.375%, 02/01/2025 (A)	80	72
Teleflex
4.625%, 11/15/2027	12	12
4.250%, 06/01/2028 (A)	50	50
Tenet Healthcare
7.500%, 04/01/2025 (A)	300	313
6.875%, 11/15/2031	25	27
6.750%, 06/15/2023	100	105
6.250%, 02/01/2027 (A)	150	153
6.125%, 10/01/2028 (A)	300	301
5.125%, 11/01/2027 (A)	200	200
4.875%, 01/01/2026 (A)	200	201
4.625%, 06/15/2028 (A)	50	50
4.375%, 01/15/2030 (A)	157	151
4.250%, 06/01/2029 (A)	140	135
US Acute Care Solutions
6.375%, 03/01/2026 (A)	70	70
US Renal Care
10.625%, 07/15/2027 (A)	100	102
Varex Imaging
7.875%, 10/15/2027 (A)	90	99
Vizient
6.250%, 05/15/2027 (A)	200	205

		15,103

Industrials — 7.4%
ACCO Brands
4.250%, 03/15/2029 (A)	85	81
ADT Security
4.875%, 07/15/2032 (A)	90	86
4.125%, 06/15/2023	100	101
4.125%, 08/01/2029 (A)	50	47
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	49	49
AECOM
5.125%, 03/15/2027	100	104
AerCap Global Aviation Trust
6.500%, VAR ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)	140	150
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061	350	343
Ahern Rentals
7.375%, 05/15/2023 (A)	70	66
Air Canada
3.875%, 08/15/2026 (A)	60	59
Allison Transmission
5.875%, 06/01/2029 (A)	50	53
4.750%, 10/01/2027 (A)	49	50
3.750%, 01/30/2031 (A)	100	93

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alta Equipment Group
5.625%, 04/15/2026 (A)	$40	$41
American Airlines
11.750%, 07/15/2025 (A)	269	326
5.750%, 04/20/2029 (A)	290	297
5.500%, 04/20/2026 (A)	460	471
Amsted Industries
5.625%, 07/01/2027 (A)	40	41
4.625%, 05/15/2030 (A)	50	50
Apex Tool Group
9.000%, 02/15/2023 (A)	151	151
APi Group DE
4.125%, 07/15/2029 (A)	50	48
Aptim
7.750%, 06/15/2025 (A)	100	87
Arcosa
4.375%, 04/15/2029 (A)	40	39
ARD Finance
6.500%cash/0.000% PIK, 06/30/2027 (A)	200	202
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (A)	50	48
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	150	153
5.250%, 08/15/2027 (A)	200	196
4.125%, 08/15/2026 (A)	50	50
Artera Services
9.033%, 12/04/2025 (A)	150	153
ASGN
4.625%, 05/15/2028 (A)	50	50
Ashton Woods USA
6.625%, 01/15/2028 (A)	30	32
4.625%, 08/01/2029 (A)	25	25
4.625%, 04/01/2030 (A)	35	35
Atkore
4.250%, 06/01/2031 (A)	70	69
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	50	49
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	30	31
4.125%, 05/15/2029 (A)	40	38
BlueLinx Holdings
6.000%, 11/15/2029 (A)	100	99
Boise Cascade
4.875%, 07/01/2030 (A)	42	44
Bombardier
7.875%, 04/15/2027 (A)	275	279
7.500%, 12/01/2024 (A)	200	207
7.500%, 03/15/2025 (A)	100	101
7.125%, 06/15/2026 (A)	116	118
6.000%, 02/15/2028 (A)	65	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Booz Allen Hamilton
4.000%, 07/01/2029 (A)	$25	$25
3.875%, 09/01/2028 (A)	70	69
Brand Industrial Services
8.500%, 07/15/2025 (A)	100	94
Brink's
4.625%, 10/15/2027 (A)	60	61
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	50	49
4.875%, 02/15/2030 (A)	100	97
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/2026 (A)	35	35
Builders FirstSource
6.750%, 06/01/2027 (A)	60	62
5.000%, 03/01/2030 (A)	70	72
4.250%, 02/01/2032 (A)	70	69
BWX Technologies
4.125%, 04/15/2029 (A)	50	49
Camelot Finance
4.500%, 11/01/2026 (A)	50	51
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	165	166
Cascades
5.375%, 01/15/2028 (A)	50	50
China Minmetals
3.750% (B)	500	508
Cimpress
7.000%, 06/15/2026 (A)	50	51
Clean Harbors
4.875%, 07/15/2027 (A)	70	72
Colfax
6.375%, 02/15/2026 (A)	100	103
CoreCivic
8.250%, 04/15/2026	55	57
4.750%, 10/15/2027	20	18
CoreLogic
4.500%, 05/01/2028 (A)	83	79
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	53	55
Covanta Holding
4.875%, 12/01/2029 (A)	55	55
CP Atlas Buyer
7.000%, 12/01/2028 (A)	50	48
Danaos
8.500%, 03/01/2028 (A)	100	109
Delta Air Lines
7.375%, 01/15/2026	251	286
Deluxe
8.000%, 06/01/2029 (A)	35	36
DP World Crescent
3.908%, 05/31/2023	500	514

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (B)	$200	$214
Dun & Bradstreet
5.000%, 12/15/2029 (A)	100	100
Dycom Industries
4.500%, 04/15/2029 (A)	35	34
Empire Communities
7.000%, 12/15/2025 (A)	150	153
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/2050	250	277
EnerSys
4.375%, 12/15/2027 (A)	50	51
EnPro Industries
5.750%, 10/15/2026	4	4
First Student Bidco
4.000%, 07/31/2029 (A)	80	76
Flex Acquisition
7.875%, 07/15/2026 (A)	100	103
Fluor
4.250%, 09/15/2028	30	30
3.500%, 12/15/2024	18	18
Fly Leasing
7.000%, 10/15/2024 (A)	38	37
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (A)	100	110
6.500%, 10/01/2025 (A)	100	103
5.500%, 05/01/2028 (A)	98	95
FXI Holdings
12.250%, 11/15/2026 (A)	200	219
Georgian Railway JSC
4.000%, 06/17/2028	250	245
GFL Environmental
4.750%, 06/15/2029 (A)	30	29
4.375%, 08/15/2029 (A)	130	124
4.250%, 06/01/2025 (A)	50	50
4.000%, 08/01/2028 (A)	80	75
3.750%, 08/01/2025 (A)	100	100
3.500%, 09/01/2028 (A)	80	75
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	40	40
GrafTech Finance
4.625%, 12/15/2028 (A)	100	97
Graham Packaging
7.125%, 08/15/2028 (A)	100	101
Granite US Holdings
11.000%, 10/01/2027 (A)	20	21
Great Lakes Dredge & Dock
5.250%, 06/01/2029 (A)	15	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Griffon
5.750%, 03/01/2028	$135	$135
GYP Holdings III
4.625%, 05/01/2029 (A)	25	24
H&E Equipment Services
3.875%, 12/15/2028 (A)	100	95
Harsco
5.750%, 07/31/2027 (A)	50	51
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	175	179
Hertz
5.000%, 12/01/2029 (A)	95	91
4.625%, 12/01/2026 (A)	40	39
Hillenbrand
5.750%, 06/15/2025	100	103
3.750%, 03/01/2031	40	38
Howmet Aerospace
6.875%, 05/01/2025	8	9
5.950%, 02/01/2037	100	112
5.900%, 02/01/2027	10	11
5.125%, 10/01/2024	100	104
3.000%, 01/15/2029	75	71
Husky III Holding
0.000%cash/13.750% PIK, 02/15/2025 (A)	100	104
IAA
5.500%, 06/15/2027 (A)	100	103
Icahn Enterprises
6.750%, 02/01/2024	28	28
6.375%, 12/15/2025	72	73
6.250%, 05/15/2026	132	136
5.250%, 05/15/2027	200	201
4.750%, 09/15/2024	165	167
4.375%, 02/01/2029	30	29
IEA Energy Services
6.625%, 08/15/2029 (A)	50	49
Imola Merger
4.750%, 05/15/2029 (A)	225	219
Intelligent Packaging Finco
6.000%, 09/15/2028 (A)	135	134
Interface
5.500%, 12/01/2028 (A)	80	82
Intertape Polymer Group
4.375%, 06/15/2029 (A)	20	20
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	50	51
JELD-WEN
4.625%, 12/15/2025 (A)	200	199
KAR Auction Services
5.125%, 06/01/2025 (A)	90	90
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	50	51

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LABL
10.500%, 07/15/2027 (A)	$70	$72
8.250%, 11/01/2029 (A)	100	95
6.750%, 07/15/2026 (A)	60	61
5.875%, 11/01/2028 (A)	26	26
Likewize
9.750%, 10/15/2025 (A)	100	107
Madison IAQ
5.875%, 06/30/2029 (A)	60	55
4.125%, 06/30/2028 (A)	35	33
Manitowoc
9.000%, 04/01/2026 (A)	100	104
Masonite International
3.500%, 02/15/2030 (A)	100	94
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	150	149
5.500%, 04/15/2024 (A)	300	300
Maxar Space Robotics
9.750%, 12/31/2023 (A)	118	127
Meritor
4.500%, 12/15/2028 (A)	100	97
Mexico City Airport Trust
5.500%, 07/31/2047	400	373
Moog
4.250%, 12/15/2027 (A)	50	50
Mueller Water Products
4.000%, 06/15/2029 (A)	15	15
New Enterprise Stone & Lime
9.750%, 07/15/2028 (A)	25	26
5.250%, 07/15/2028 (A)	50	50
Nielsen Finance
5.875%, 10/01/2030 (A)	80	80
5.625%, 10/01/2028 (A)	100	100
4.750%, 07/15/2031 (A)	61	57
4.500%, 07/15/2029 (A)	77	72
Nielsen Luxembourg SARL
5.000%, 02/01/2025 (A)	42	42
OT Merger
7.875%, 10/15/2029 (A)	100	97
Pactiv
7.950%, 12/15/2025	150	161
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	30	29
PGT Innovations
4.375%, 10/01/2029 (A)	40	39
Picasso Finance Sub
6.125%, 06/15/2025 (A)	82	85
Pitney Bowes
7.250%, 03/15/2029 (A)	40	40
6.875%, 03/15/2027 (A)	97	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Powerchina Roadbridge Group British Virgin Islands
3.080% (B)	$200	$200
Resideo Funding
4.000%, 09/01/2029 (A)	100	94
Roller Bearing of America
4.375%, 10/15/2029 (A)	10	10
Rolls-Royce
5.750%, 10/15/2027 (A)	138	145
3.625%, 10/14/2025 (A)	60	59
RR Donnelley & Sons
6.125%, 11/01/2026 (A)	80	86
Science Applications International
4.875%, 04/01/2028 (A)	40	40
Sensata Technologies
3.750%, 02/15/2031 (A)	50	47
Sensata Technologies BV
5.625%, 11/01/2024 (A)	200	211
4.000%, 04/15/2029 (A)	135	133
Shea Homes
4.750%, 02/15/2028 (A)	100	98
Spirit AeroSystems
7.500%, 04/15/2025 (A)	200	207
5.500%, 01/15/2025 (A)	150	154
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	50	54
SRM Escrow Issuer
6.000%, 11/01/2028 (A)	205	210
Standard Industries
5.000%, 02/15/2027 (A)	250	252
4.750%, 01/15/2028 (A)	20	20
4.375%, 07/15/2030 (A)	195	186
3.375%, 01/15/2031 (A)	50	46
Stericycle
3.875%, 01/15/2029 (A)	70	66
Stevens Holding
6.125%, 10/01/2026 (A)	50	52
Summit Materials
5.250%, 01/15/2029 (A)	100	102
Terex
5.000%, 05/15/2029 (A)	63	62
Titan International
7.000%, 04/30/2028	100	105
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	50	53
TK Elevator US Newco
5.250%, 07/15/2027 (A)	159	161
TransDigm
7.500%, 03/15/2027	75	78
6.375%, 06/15/2026	100	102
6.250%, 03/15/2026 (A)	500	516
5.500%, 11/15/2027	270	271

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 05/01/2029	$150	$144
4.625%, 01/15/2029	115	109
TransDigm UK Holdings
6.875%, 05/15/2026	160	166
Transnet SOC
4.000%, 07/26/2022	200	199
TriNet Group
3.500%, 03/01/2029 (A)	55	52
Triumph Group
8.875%, 06/01/2024 (A)	160	171
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	65	67
5.500%, 08/15/2026 (A)	200	201
Tutor Perini
6.875%, 05/01/2025 (A)	250	248
Uber Technologies
7.500%, 09/15/2027 (A)	266	283
4.500%, 08/15/2029 (A)	200	194
United Airlines
4.625%, 04/15/2029 (A)	184	182
4.375%, 04/15/2026 (A)	202	201
United Airlines Holdings
5.000%, 02/01/2024	100	102
4.875%, 01/15/2025	100	101
United Rentals North America
5.500%, 05/15/2027	100	103
5.250%, 01/15/2030	100	105
4.875%, 01/15/2028	300	309
3.875%, 02/15/2031	100	97
3.750%, 01/15/2032	31	30
Vertiv Group
4.125%, 11/15/2028 (A)	85	83
Victors Merger
6.375%, 05/15/2029 (A)	22	20
VM Consolidated
5.500%, 04/15/2029 (A)	50	50
Wabash National
4.500%, 10/15/2028 (A)	50	48
Waste Pro USA
5.500%, 02/15/2026 (A)	50	49
Watco
6.500%, 06/15/2027 (A)	100	104
Weekley Homes
4.875%, 09/15/2028 (A)	100	98
Welbilt
9.500%, 02/15/2024	50	50
WESCO Distribution
7.250%, 06/15/2028 (A)	150	161
7.125%, 06/15/2025 (A)	200	209
Williams Scotsman International
4.625%, 08/15/2028 (A)	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wolverine Escrow
9.000%, 11/15/2026 (A)	$100	$88
8.500%, 11/15/2024 (A)	100	87
XPO CNW
6.700%, 05/01/2034	30	34
XPO Logistics
6.250%, 05/01/2025 (A)	150	155

		24,111

Information Technology — 2.3%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	67	65
ams-OSRAM
7.000%, 07/31/2025 (A)	100	105
Austin BidCo
7.125%, 12/15/2028 (A)	100	101
Avaya
6.125%, 09/15/2028 (A)	125	128
Black Knight InfoServ
3.625%, 09/01/2028 (A)	135	129
Block
3.500%, 06/01/2031 (A)	102	97
2.750%, 06/01/2026 (A)	100	97
Boxer Parent
7.125%, 10/02/2025 (A)	200	209
CDK Global
5.250%, 05/15/2029 (A)	100	104
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	93	89
3.875%, 07/01/2028 (A)	92	88
CommScope
6.000%, 03/01/2026 (A)	500	506
4.750%, 09/01/2029 (A)	70	67
CommScope Technologies
6.000%, 06/15/2025 (A)	200	195
Conduent Business Services
6.000%, 11/01/2029 (A)	50	49
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	60	62
CPI CG
8.625%, 03/15/2026 (A)	35	36
Crowdstrike Holdings
3.000%, 02/15/2029	50	47
Dell
6.500%, 04/15/2038	48	58
5.400%, 09/10/2040	30	32
Diebold Nixdorf
8.500%, 04/15/2024	264	262
Elastic
4.125%, 07/15/2029 (A)	65	61
Endure Digital
6.000%, 02/15/2029 (A)	70	62

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entegris
3.625%, 05/01/2029 (A)	$125	$120
Fair Isaac
4.000%, 06/15/2028 (A)	210	208
Gartner
4.500%, 07/01/2028 (A)	80	82
3.750%, 10/01/2030 (A)	80	78
3.625%, 06/15/2029 (A)	60	58
Go Daddy Operating
5.250%, 12/01/2027 (A)	60	61
3.500%, 03/01/2029 (A)	90	84
Helios Software Holdings
4.625%, 05/01/2028 (A)	30	29
II-VI
5.000%, 12/15/2029 (A)	30	30
Intrado
8.500%, 10/15/2025 (A)	67	66
MicroStrategy
6.125%, 06/15/2028 (A)	15	14
Minerva Merger Sub
6.500%, 02/15/2030 (A)	180	180
MoneyGram International
5.375%, 08/01/2026 (A)	20	21
NCR
6.125%, 09/01/2029 (A)	50	53
5.250%, 10/01/2030 (A)	75	74
5.125%, 04/15/2029 (A)	118	118
5.000%, 10/01/2028 (A)	123	122
Nuance Communications
5.625%, 12/15/2026	50	51
Open Text
3.875%, 02/15/2028 (A)	90	88
3.875%, 12/01/2029 (A)	78	75
Open Text Holdings
4.125%, 02/15/2030 (A)	95	93
4.125%, 12/01/2031 (A)	65	63
Paysafe Finance
4.000%, 06/15/2029 (A)	50	45
Plantronics
4.750%, 03/01/2029 (A)	150	136
Presidio Holdings
8.250%, 02/01/2028 (A)	44	46
4.875%, 02/01/2027 (A)	54	55
PTC
3.625%, 02/15/2025 (A)	100	100
Rackspace Technology Global
5.375%, 12/01/2028 (A)	50	47
3.500%, 02/15/2028 (A)	125	117
Rocket Software
6.500%, 02/15/2029 (A)	110	104
Seagate HDD Cayman
4.875%, 03/01/2024	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 06/01/2027	$100	$104
4.750%, 01/01/2025	100	104
4.125%, 01/15/2031	50	49
4.091%, 06/01/2029	100	98
3.125%, 07/15/2029	100	93
Shift4 Payments
4.625%, 11/01/2026 (A)	55	56
SS&C Technologies
5.500%, 09/30/2027 (A)	197	203
Switch
4.125%, 06/15/2029 (A)	40	39
3.750%, 09/15/2028 (A)	123	117
Synaptics
4.000%, 06/15/2029 (A)	50	49
TTM Technologies
4.000%, 03/01/2029 (A)	45	43
Twilio
3.875%, 03/15/2031	45	43
3.625%, 03/15/2029	70	67
Unisys
6.875%, 11/01/2027 (A)	100	106
Vericast
11.000%, 09/15/2026 (A)	133	138
Veritas US
7.500%, 09/01/2025 (A)	250	255
Viasat
6.500%, 07/15/2028 (A)	200	198
Viavi Solutions
3.750%, 10/01/2029 (A)	50	48
Xerox
6.750%, 12/15/2039	40	42
4.800%, 03/01/2035	45	42
4.375%, 03/15/2023	100	101
Xerox Holdings
5.500%, 08/15/2028 (A)	50	50
5.000%, 08/15/2025 (A)	200	203
ZoomInfo Technologies
3.875%, 02/01/2029 (A)	67	63

		7,430

Materials — 4.2%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	120	128
4.125%, 03/31/2029 (A)	100	100
Allegheny Technologies
5.125%, 10/01/2031	30	29
4.875%, 10/01/2029	5	5
Arconic
6.125%, 02/15/2028 (A)	145	150
6.000%, 05/15/2025 (A)	70	72
Ashland
3.375%, 09/01/2031 (A)	100	94

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ASP Unifrax Holdings
7.500%, 09/30/2029 (A)	$100	$97
5.250%, 09/30/2028 (A)	67	66
Avient
5.750%, 05/15/2025 (A)	100	103
Axalta Coating Systems
4.750%, 06/15/2027 (A)	100	103
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	100	104
Ball
5.250%, 07/01/2025	135	145
4.875%, 03/15/2026	100	106
3.125%, 09/15/2031	85	79
2.875%, 08/15/2030	100	93
Berry Global
5.625%, 07/15/2027 (A)	100	103
4.500%, 02/15/2026 (A)	50	50
Big River Steel
6.625%, 01/31/2029 (A)	80	85
Carpenter Technology
6.375%, 07/15/2028	40	42
4.450%, 03/01/2023	85	86
Century Aluminum
7.500%, 04/01/2028 (A)	50	53
Chemours
5.375%, 05/15/2027	51	52
4.625%, 11/15/2029 (A)	100	95
Chinalco Capital Holdings
2.125%, 06/03/2026	250	242
Clearwater Paper
4.750%, 08/15/2028 (A)	80	80
Cleveland-Cliffs
9.875%, 10/17/2025 (A)	175	196
5.875%, 06/01/2027	50	52
4.875%, 03/01/2031 (A)	105	103
4.625%, 03/01/2029 (A)	45	44
CNAC HK Finbridge
5.125%, 03/14/2028	500	558
3.500%, 07/19/2022	500	504
Coeur Mining
5.125%, 02/15/2029 (A)	80	76
Commercial Metals
5.375%, 07/15/2027	50	52
3.875%, 02/15/2031	55	52
Compass Minerals International
4.875%, 07/15/2024 (A)	100	102
Constellium
5.625%, 06/15/2028 (A)	50	51
3.750%, 04/15/2029 (A)	50	47
Cornerstone Chemical
6.750%, 08/15/2024 (A)	100	87

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crown Americas
4.750%, 02/01/2026	$10	$10
4.250%, 09/30/2026	20	21
CVR Partners
6.125%, 06/15/2028 (A)	15	15
Diamond BC BV
4.625%, 10/01/2029 (A)	20	19
Domtar
6.750%, 10/01/2028 (A)	15	15
6.750%, 02/15/2044	25	22
6.250%, 09/01/2042	50	42
Eldorado
6.250%, 09/01/2029 (A)	100	100
Element Solutions
3.875%, 09/01/2028 (A)	100	96
EverArc Escrow Sarl
5.000%, 10/30/2029 (A)	85	81
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	80	83
4.500%, 09/15/2027 (A)	60	61
4.375%, 04/01/2031 (A)	162	163
Freeport-McMoRan
5.450%, 03/15/2043	200	235
5.400%, 11/14/2034	80	92
5.000%, 09/01/2027	191	198
4.125%, 03/01/2028	147	150
3.875%, 03/15/2023	130	132
Glatfelter
4.750%, 11/15/2029 (A)	50	50
GPD
10.125%, 04/01/2026 (A)	100	105
Graphic Packaging International
3.750%, 02/01/2030 (A)	35	34
3.500%, 03/15/2028 (A)	100	96
3.500%, 03/01/2029 (A)	20	19
Greif
6.500%, 03/01/2027 (A)	50	52
HB Fuller
4.250%, 10/15/2028	50	50
Hecla Mining
7.250%, 02/15/2028	50	53
Herens Holdco Sarl
4.750%, 05/15/2028 (A)	94	90
Hudbay Minerals
6.125%, 04/01/2029 (A)	100	104
IAMGOLD
5.750%, 10/15/2028 (A)	100	94
Illuminate Buyer
9.000%, 07/01/2028 (A)	30	32
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025	350	367

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
INEOS Quattro Finance 2
3.375%, 01/15/2026 (A)	$50	$49
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	50	51
Ingevity
3.875%, 11/01/2028 (A)	100	95
Innophos Holdings
9.375%, 02/15/2028 (A)	50	54
Joseph T Ryerson & Son
8.500%, 08/01/2028 (A)	32	34
Kaiser Aluminum
4.625%, 03/01/2028 (A)	100	96
4.500%, 06/01/2031 (A)	55	52
Kraton Polymers
4.250%, 12/15/2025 (A)	50	51
Louisiana-Pacific
3.625%, 03/15/2029 (A)	40	39
LSB Industries
6.250%, 10/15/2028 (A)	93	94
LSF11 A5 HoldCo
6.625%, 10/15/2029 (A)	150	147
Mercer International
5.125%, 02/01/2029	200	197
Methanex
5.250%, 12/15/2029	70	71
5.125%, 10/15/2027	203	205
Mineral Resources
8.125%, 05/01/2027 (A)	70	75
Minerals Technologies
5.000%, 07/01/2028 (A)	50	51
Nacional del Cobre de Chile
4.375%, 02/05/2049	200	212
3.700%, 01/30/2050	1,000	944
3.150%, 01/14/2030	750	744
New Gold
7.500%, 07/15/2027 (A)	42	44
NMG Holding
7.125%, 04/01/2026 (A)	85	88
NOVA Chemicals
5.250%, 06/01/2027 (A)	150	151
4.875%, 06/01/2024 (A)	100	102
4.250%, 05/15/2029 (A)	100	95
Novelis
4.750%, 01/30/2030 (A)	192	191
3.875%, 08/15/2031 (A)	31	29
3.250%, 11/15/2026 (A)	73	71
OCI
4.625%, 10/15/2025 (A)	67	69
OI European Group BV
4.750%, 02/15/2030 (A)	50	49
Olin
5.000%, 02/01/2030	145	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Olympus Water US Holding
6.250%, 10/01/2029 (A)	$40	$38
4.250%, 10/01/2028 (A)	80	76
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	100	105
5.375%, 01/15/2025 (A)	200	207
Rayonier AM Products
7.625%, 01/15/2026 (A)	90	92
Resolute Forest Products
4.875%, 03/01/2026 (A)	30	30
Schweitzer-Mauduit International
6.875%, 10/01/2026 (A)	40	40
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	84	78
4.875%, 05/01/2028 (A)	98	92
Scotts Miracle-Gro
4.500%, 10/15/2029	107	109
4.375%, 02/01/2032	40	39
4.000%, 04/01/2031 (A)	75	72
Sealed Air
5.500%, 09/15/2025 (A)	184	198
4.000%, 12/01/2027 (A)	40	40
Silgan Holdings
4.125%, 02/01/2028	50	50
Sylvamo
7.000%, 09/01/2029 (A)	50	51
Tacora Resources
8.250%, 05/15/2026 (A)	25	25
Taseko Mines
7.000%, 02/15/2026 (A)	75	76
TMS International
6.250%, 04/15/2029 (A)	15	14
TPC Group
10.500%, 08/01/2024 (A)	82	55
TriMas
4.125%, 04/15/2029 (A)	55	54
Trinseo Materials Operating SCA
5.125%, 04/01/2029 (A)	76	77
Tronox
4.625%, 03/15/2029 (A)	155	149
United States Steel
6.875%, 03/01/2029	80	81
Valvoline
4.250%, 02/15/2030 (A)	60	58
Venator Finance Sarl
5.750%, 07/15/2025 (A)	50	47
Warrior Met Coal
7.875%, 12/01/2028 (A)	50	53
WR Grace Holdings
5.625%, 10/01/2024 (A)	29	30
5.625%, 08/15/2029 (A)	115	111

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 06/15/2027 (A)	$97	$97

		13,509

Real Estate — 1.9%
Brookfield Property
5.750%, 05/15/2026 (A)	150	150
4.500%, 04/01/2027 (A)	50	47
CTR Partnership
3.875%, 06/30/2028 (A)	25	25
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	70	74
Diversified Healthcare Trust
9.750%, 06/15/2025	178	189
4.750%, 02/15/2028	28	26
4.375%, 03/01/2031	55	50
Five Point Operating
7.875%, 11/15/2025 (A)	100	103
Forestar Group
5.000%, 03/01/2028 (A)	30	30
3.850%, 05/15/2026 (A)	30	29
GEO Group
5.125%, 04/01/2023	150	145
Global Net Lease
3.750%, 12/15/2027 (A)	100	96
Howard Hughes
5.375%, 08/01/2028 (A)	88	90
4.375%, 02/01/2031 (A)	80	76
4.125%, 02/01/2029 (A)	55	53
Hunt
5.250%, 04/15/2029 (A)	75	72
Iron Mountain
5.625%, 07/15/2032 (A)	66	67
5.250%, 03/15/2028 (A)	100	101
5.250%, 07/15/2030 (A)	130	129
5.000%, 07/15/2028 (A)	50	50
4.875%, 09/15/2027 (A)	49	49
4.875%, 09/15/2029 (A)	120	118
4.500%, 02/15/2031 (A)	100	95
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	45	44
iStar
4.250%, 08/01/2025	222	221
Kennedy-Wilson
5.000%, 03/01/2031	55	54
4.750%, 03/01/2029	105	104
4.750%, 02/01/2030	50	49
Lamar Media
4.000%, 02/15/2030	79	76
3.750%, 02/15/2028	60	59
3.625%, 01/15/2031	50	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	$100	$111
5.625%, 05/01/2024	100	106
4.625%, 06/15/2025 (A)	104	109
3.875%, 02/15/2029 (A)	84	86
MPT Operating Partnership
5.000%, 10/15/2027	100	103
4.625%, 08/01/2029	135	139
3.500%, 03/15/2031	200	193
Outfront Media Capital
5.000%, 08/15/2027 (A)	103	102
4.625%, 03/15/2030 (A)	100	96
Park Intermediate Holdings
7.500%, 06/01/2025 (A)	30	31
5.875%, 10/01/2028 (A)	77	79
4.875%, 05/15/2029 (A)	73	72
Realogy Group
9.375%, 04/01/2027 (A)	125	135
5.750%, 01/15/2029 (A)	90	88
5.250%, 04/15/2030 (A)	97	93
RHP Hotel Properties
4.500%, 02/15/2029 (A)	90	87
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	48	45
3.750%, 07/01/2026 (A)	24	23
SBA Communications
3.875%, 02/15/2027	50	51
3.125%, 02/01/2029	155	144
Service Properties Trust
5.500%, 12/15/2027	100	99
4.950%, 02/15/2027	50	47
4.950%, 10/01/2029	50	45
4.500%, 06/15/2023	229	225
4.375%, 02/15/2030	100	86
3.950%, 01/15/2028	100	88
Uniti Group
7.875%, 02/15/2025 (A)	300	312
6.500%, 02/15/2029 (A)	70	66
6.000%, 01/15/2030 (A)	50	46
4.750%, 04/15/2028 (A)	100	97
VICI Properties
4.250%, 12/01/2026 (A)	258	261
4.125%, 08/15/2030 (A)	138	138
3.750%, 02/15/2027 (A)	76	75
WeWork
7.875%, 05/01/2025 (A)	100	93
5.000%, 07/10/2025 (A)	93	79
XHR
6.375%, 08/15/2025 (A)	100	103

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 06/01/2029 (A)	$25	$25

		6,296

Utilities — 2.3%
AmeriGas Partners
5.875%, 08/20/2026	222	235
5.500%, 05/20/2025	25	26
Atlantica Sustainable Infrastructure
4.125%, 06/15/2028 (A)	25	24
Calpine
5.125%, 03/15/2028 (A)	100	97
5.000%, 02/01/2031 (A)	100	95
4.625%, 02/01/2029 (A)	100	95
4.500%, 02/15/2028 (A)	265	259
3.750%, 03/01/2031 (A)	90	82
Clearway Energy Operating
4.750%, 03/15/2028 (A)	110	113
3.750%, 02/15/2031 (A)	100	94
3.750%, 01/15/2032 (A)	50	47
Comision Federal de Electricidad
4.677%, 02/09/2051	200	177
3.348%, 02/09/2031	200	187
DPL
4.350%, 04/15/2029	50	51
Emera
6.750%, VAR ICE LIBOR USD 3 Month + 5.440%, 06/15/2076	100	113
Eskom Holdings SOC
7.125%, 02/11/2025	450	456
Eskom Holdings SOC MTN
6.350%, 08/10/2028	250	261
FirstEnergy
7.375%, 11/15/2031	100	128
5.100%, 07/15/2047	100	109
4.150%, 07/15/2027	150	153
2.650%, 03/01/2030	50	47
2.250%, 09/01/2030	50	46
2.050%, 03/01/2025	50	49
FirstEnergy Transmission
4.550%, 04/01/2049 (A)	100	106
InterGen
7.000%, 06/30/2023 (A)	150	147
Leeward Renewable Energy Operations
4.250%, 07/01/2029 (A)	30	29
Midland Cogeneration Venture
6.000%, 03/15/2025 (A)	1	1
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	100	103
NRG Energy
6.625%, 01/15/2027	53	55
5.750%, 01/15/2028	100	103
5.250%, 06/15/2029 (A)	70	72

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 02/15/2032 (A)	$170	$160
3.625%, 02/15/2031 (A)	100	93
Pattern Energy Operations
4.500%, 08/15/2028 (A)	50	50
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/2027	500	518
4.000%, 06/30/2050	200	179
PG&E
5.250%, 07/01/2030	50	50
5.000%, 07/01/2028	150	150
Pike
5.500%, 09/01/2028 (A)	35	34
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	50	52
SPIC MTN
1.625%, 07/27/2025	250	243
State Grid Overseas Investment BVI MTN
3.500%, 05/04/2027	200	213
1.625%, 08/05/2030	1,000	927
Suburban Propane Partners
5.000%, 06/01/2031 (A)	67	66
Sunnova Energy
5.875%, 09/01/2026 (A)	60	58
Talen Energy Supply
7.625%, 06/01/2028 (A)	78	70
6.500%, 06/01/2025	200	85
Terraform Global Operating
6.125%, 03/01/2026 (A)	150	152
TerraForm Power Operating
5.000%, 01/31/2028 (A)	200	202
TransAlta
6.500%, 03/15/2040	20	22
4.500%, 11/15/2022	10	10
Vistra Operations
5.625%, 02/15/2027 (A)	200	204
5.000%, 07/31/2027 (A)	192	193
4.375%, 05/01/2029 (A)	122	118

		7,409

Total Corporate Obligations
(Cost $198,527) ($ Thousands)		191,649

SOVEREIGN DEBT — 39.2%

Abu Dhabi Government International Bond
3.125%, 10/11/2027	500	527
3.125%, 09/30/2049	1,500	1,459
2.500%, 09/30/2029	1,200	1,212

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Angolan Government International Bond
9.500%, 11/12/2025	$700	$764
9.125%, 11/26/2049	500	478
8.000%, 11/26/2029	500	495
Argentine Republic Government International Bond
2.500% , 3.500%, 07/09/2022, 07/09/2041 (D)	1,000	357
1.125% , 1.500%, 07/09/2022, 07/09/2035 (D)	2,900	895
0.500% , 0.750%, 07/09/2023, 07/09/2030 (D)	1,750	590
Armenia Government International Bond
3.600%, 02/02/2031(A)	400	359
Azerbaijan Government International Bond
4.750%, 03/18/2024	500	527
Bahrain Government International Bond
6.125%, 08/01/2023	1,000	1,045
6.000%, 09/19/2044	500	435
5.450%, 09/16/2032	850	801
Belarus Government International Bond
6.875%, 02/28/2023	250	237
Belarus Ministry of Finance
6.378%, 02/24/2031	500	369
Bolivian Government International Bond
4.500%, 03/20/2028	500	438
Brazilian Government International Bond
4.750%, 01/14/2050	1,000	836
4.625%, 01/13/2028	1,000	1,025
3.875%, 06/12/2030	2,000	1,883
3.750%, 09/12/2031	200	182
2.875%, 06/06/2025	1,000	1,002
Chile Government International Bond
3.860%, 06/21/2047	250	256
3.500%, 01/25/2050	750	721
3.240%, 02/06/2028	850	877
3.100%, 05/07/2041	200	185
China Government International Bond
2.500%, 10/26/2051(A)	300	287
1.750%, 10/26/2031(A)	500	491
Colombia Government International Bond
6.125%, 01/18/2041	100	98
5.000%, 06/15/2045	2,250	1,912
4.500%, 03/15/2029	1,000	982
4.000%, 02/26/2024	1,000	1,025
3.250%, 04/22/2032	200	170
Costa Rica Government International Bond
7.158%, 03/12/2045	700	657
6.125%, 02/19/2031	300	294
4.250%, 01/26/2023	300	303
Croatia Government International Bond
6.000%, 01/26/2024	750	811

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Dominican Republic International Bond
6.875%, 01/29/2026	$1,000	$1,125
6.850%, 01/27/2045	400	419
6.000%, 07/19/2028	200	218
5.875%, 01/30/2060	1,000	905
5.300%, 01/21/2041	450	428
4.875%, 09/23/2032	1,200	1,177
Ecuador Government International Bond
5.000% , 5.500%, 07/31/2022, 07/31/2030 (D)	1,200	1,041
1.000% , 2.500%, 07/31/2022, 07/31/2035 (D)	1,750	1,236
0.500% , 1.500%, 07/31/2022, 07/31/2040 (D)	500	306
Egypt Government International Bond
8.875%, 05/29/2050	750	641
8.500%, 01/31/2047	750	626
7.500%, 01/31/2027	1,000	1,010
5.875%, 02/16/2031(A)	600	506
5.750%, 05/29/2024	1,200	1,227
El Salvador Government International Bond
9.500%, 07/15/2052	500	295
7.650%, 06/15/2035	400	217
5.875%, 01/30/2025	700	416
Emirate of Dubai Government International Bond MTN
3.900%, 09/09/2050	200	183
Ethiopia Government International Bond
6.625%, 12/11/2024	200	151
Export-Import Bank of India MTN
3.250%, 01/15/2030	1,250	1,239
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050	250	212
Gabon Government International Bond
7.000%, 11/24/2031(A)	200	195
6.625%, 02/06/2031	500	484
Ghana Government International Bond
8.950%, 03/26/2051	200	150
7.875%, 02/11/2035	1,200	898
6.375%, 02/11/2027	1,400	1,120
Guatemala Government International Bond
6.125%, 06/01/2050	500	546
4.500%, 05/03/2026	500	515
3.700%, 10/07/2033(A)	200	190
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022	500	500
Honduras Government International Bond
5.625%, 06/24/2030	500	488

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Hungary Government International Bond
7.625%, 03/29/2041	$450	$706
5.375%, 03/25/2024	800	860
3.125%, 09/21/2051	800	743
2.125%, 09/22/2031	200	189
Indonesia Government International Bond
6.750%, 01/15/2044	750	1,044
4.750%, 01/08/2026	1,250	1,373
4.350%, 01/11/2048	750	797
3.850%, 10/15/2030	500	542
Iraq Government International Bond
5.800%, 01/15/2028	563	539
Ivory Coast Government International Bond
6.125%, 06/15/2033	500	513
Jamaica Government International Bond
7.875%, 07/28/2045	500	688
6.750%, 04/28/2028	500	568
Jordan Government International Bond
6.125%, 01/29/2026	500	526
5.850%, 07/07/2030	500	494
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045	750	1,000
3.875%, 10/14/2024	550	581
Kenya Government International Bond
8.000%, 05/22/2032	650	681
6.875%, 06/24/2024	500	530
6.300%, 01/23/2034	200	187
Kuwait International Government Bond
3.500%, 03/20/2027	750	800
Lebanon Government International Bond MTN
6.650%, 02/26/2030 (E)	1,500	161
6.100%, 10/04/2022 (E)	1,500	160
Mexico Government International Bond
6.050%, 01/11/2040	1,250	1,481
5.000%, 04/27/2051	1,000	1,060
4.500%, 04/22/2029	750	812
4.150%, 03/28/2027	250	270
3.750%, 04/19/2071	200	167
Mongolia Government International Bond
5.625%, 05/01/2023	350	358
5.125%, 04/07/2026	300	304
Morocco Government International Bond
4.250%, 12/11/2022	500	510
4.000%, 12/15/2050	350	300
3.000%, 12/15/2032	350	323
Mozambique Government International Bond
5.000% , 9.000%, 09/15/2023, 09/15/2031 (D)	200	168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Nigeria Government International Bond
7.875%, 02/16/2032	$750	$729
7.625%, 11/28/2047	500	440
7.375%, 09/28/2033	850	791
6.500%, 11/28/2027	850	851
6.125%, 09/28/2028	250	240
Oman Government International Bond
7.375%, 10/28/2032	200	227
6.750%, 01/17/2048	750	733
6.000%, 08/01/2029	750	788
4.750%, 06/15/2026	2,000	2,043
Oman Sovereign Sukuk
4.397%, 06/01/2024	750	772
Pakistan Government International Bond
6.875%, 12/05/2027	800	778
6.000%, 04/08/2026	450	433
Panama Government International Bond
6.700%, 01/26/2036	150	191
4.500%, 04/16/2050	900	924
4.500%, 04/01/2056	1,000	1,019
4.000%, 09/22/2024	450	469
3.875%, 03/17/2028	1,000	1,052
2.252%, 09/29/2032	400	366
Paraguay Government International Bond
5.400%, 03/30/2050	700	749
4.950%, 04/28/2031	700	763
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025	500	536
4.150%, 03/29/2027	450	485
3.800%, 06/23/2050	400	388
2.800%, 06/23/2030	250	252
Peruvian Government International Bond
5.625%, 11/18/2050	250	329
3.300%, 03/11/2041	100	94
3.000%, 01/15/2034	350	336
2.783%, 01/23/2031	1,150	1,111
2.780%, 12/01/2060	1,250	999
2.392%, 01/23/2026	1,200	1,200
Philippine Government International Bond
3.750%, 01/14/2029	2,500	2,717
3.700%, 02/02/2042	1,000	1,020
3.000%, 02/01/2028	250	261
2.650%, 12/10/2045	500	441
1.950%, 01/06/2032	200	188
Poland Government International Bond
5.000%, 03/23/2022	400	402
3.000%, 03/17/2023	300	307
Qatar Government International Bond
5.103%, 04/23/2048	2,200	2,842
4.000%, 03/14/2029	1,000	1,102
3.875%, 04/23/2023	600	619
3.400%, 04/16/2025	500	523

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Tactical Offensive Enhanced Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Romanian Government International Bond
4.000%, 02/14/2051	$1,500	$1,401
3.000%, 02/14/2031	900	871
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	400	448
5.250%, 06/23/2047	1,000	1,084
4.875%, 09/16/2023	1,000	1,038
4.500%, 04/04/2022	1,000	1,003
4.375%, 03/21/2029	1,400	1,399
Saudi Government International Bond
5.250%, 01/16/2050	200	252
4.500%, 10/26/2046	1,250	1,401
4.500%, 04/22/2060	500	585
3.750%, 01/21/2055	200	203
3.250%, 10/26/2026	1,000	1,044
3.250%, 10/22/2030	1,450	1,512
2.875%, 03/04/2023	800	813
2.250%, 02/02/2033	600	570
Senegal Government International Bond
6.750%, 03/13/2048	250	234
6.250%, 05/23/2033	250	251
Serbia Government International Bond
2.125%, 12/01/2030	200	179
South Africa Government International Bond
5.875%, 09/16/2025	1,250	1,361
5.750%, 09/30/2049	1,200	1,099
4.850%, 09/30/2029	950	960
Sri Lanka Government International Bond
7.550%, 03/28/2030	1,000	488
6.850%, 11/03/2025	1,000	510
5.750%, 04/18/2023	700	370
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026	400	409
Tunisian Republic
5.750%, 01/30/2025	200	154
Turkey Government International Bond
7.625%, 04/26/2029	2,000	1,985
7.375%, 02/05/2025	200	204
6.350%, 08/10/2024	1,750	1,758
5.950%, 01/15/2031	200	176
4.875%, 04/16/2043	1,250	899
4.750%, 01/26/2026	200	186
UAE International Government Bond MTN
3.250%, 10/19/2061	200	197
2.000%, 10/19/2031	250	242
Ukraine Government International Bond
7.750%, 09/01/2023	1,600	1,472
7.750%, 09/01/2026	1,150	1,003
7.375%, 09/25/2032	700	591
7.253%, 03/15/2033	500	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Uruguay Government International Bond
5.100%, 06/18/2050	$1,900	$2,363
4.375%, 01/23/2031	1,250	1,402
Uzbekistan Government International Bond
3.900%, 10/19/2031	400	373
3.700%, 11/25/2030	250	233
Vietnam Government International Bond
4.800%, 11/19/2024	250	267
Zambia Government International Bond
8.970%, 07/30/2027	700	519

Total Sovereign Debt
(Cost $137,808) ($ Thousands)		127,522

Total Investments in Securities — 98.2%
(Cost $336,335) ($ Thousands)		$319,171

Percentages are based on Net Assets of $324,940 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2022, the value of these securities amounted to $116,630 ($ Thousands), representing 35.9% of the Net Assets of the Fund.

(B)	Perpetual security with no stated maturity date.
(C)	Zero coupon security.
(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(E)	Security is in default on interest payment.

CJSC— Closed Joint-Stock Company
DAC — Designated Activity Company
DIFC — Dubai International Finance Center
ICE— Intercontinental Exchange
JSC— Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
MTN — Medium Term Note
PIK — Payment In-Kind
SOFR — Secured Overnight Financing Rate
USD — United States Dollar
VAR — Variable Rate

As of January 31, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2022

	Tactical Offensive Equity Fund		Tactical Offensive Core Fixed Income Fund		Tactical Offensive Enhanced Fixed Income Fund
Assets:
Investments, at value†	$2,376,139		$1,251,634		$319,171
Affiliated investments, at value††	34,725		—		—
Cash	193,760		75,142		2,025
Foreign currency, at value †††	691		183		—
Cash pledged as collateral for futures contracts	11,224		—		—
Receivable for variation margin	6,524		—		—
Receivable for fund shares sold	2,216		797		238
Dividends and interest receivable	1,559		5,379		4,453
Foreign tax reclaim receivable	440		—		—
Receivable for investment securities sold	154		—		—
Unrealized gain on forward foreign currency contracts	—		615		—
Unrealized gain on foreign spot currency contracts	—		208		—
Prepaid expenses	24		10		3
Total Assets	2,627,456		1,333,968		325,890
Liabilities:
Payable for fund shares redeemed	1,650		1,568		225
Shareholder servicing fees payable	569		269		70
Administration fees payable	456		—		—
Investment advisory fees payable	109		42		53
Trustees fees payable	14		7		2
Chief Compliance Officer fees payable	5		2		—
Payable for investment securities purchased	—		72,351		562
Unrealized loss on forward foreign currency contracts	—		302		—
Unrealized loss on foreign spot currency contracts	—		4		—
Accrued expense payable	167		97		38
Total Liabilities	2,970		74,642		950
Net Assets	$2,624,486		$1,259,326		$324,940
† Cost of investments	$1,778,095		$1,304,137		$336,335
†† Cost of affiliated investments	34,725		—		—
††† Cost of foreign currency	696		184		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$2,014,262		$1,335,869		$340,855
Total distributable earnings (loss)	610,224		(76,543)		(15,915)
Net Assets	$2,624,486		$1,259,326		$324,940
Net Asset Value, Offering and Redemption Price Per Share	$22.55		$9.32		$9.53
	($2,624,485,685 ÷ 116,406,754 shares	)	($1,259,326,027 ÷ 135,081,498 shares	)	($324,939,840 ÷ 34,112,506 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended January 31, 2022

	Tactical Offensive Equity Fund	Tactical Offensive Core Fixed Income Fund	Tactical Offensive Enhanced Fixed Income Fund
Investment income:
Dividends	$18,422	$—	$—
Dividends from affiliated investments (1)	2	—	—
Interest income	4	6,480	7,384
Less: foreign taxes withheld	(292)	(25)	(11)
Total investment income	18,136	6,455	7,373
Expenses:
Shareholder servicing fees	3,441	1,573	407
Investment advisory fees	2,753	944	488
Administration fees	2,712	1,258	325
Trustee fees	26	12	3
Chief Compliance Officer fees	6	3	1
Professional fees	85	30	8
Printing fees	58	26	7
Custodian/wire agent fees	45	19	7
Registration fees	24	15	1
Other expenses	56	79	127
Total expenses	9,206	3,959	1,374
Less:
Waiver of investment advisory fees	(2,149)	(613)	(101)
Waiver of administration fees	(149)	(1,262)	(327)
Net expenses	6,908	2,084	946
Net investment income	11,228	4,371	6,427
Net realized gain/(loss) on:
Investments	31,338	(1,742)	223
Futures contracts	(7,886)	—	—
Forward foreign currency contracts	—	3,919	—
Foreign currency transactions	(35)	(19)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(18,754)	(49,146)	(16,951)
Futures contracts	(3,247)	—	—
Forward foreign currency contracts	—	(670)	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	(24)	282	—
Net increase/(decrease) in net assets resulting from operations	$12,620	$(43,005)	$(10,301)
(1) See Note 5 in the Notes to Financial Statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended January 31, 2022 (Unaudited) and the year ended July 31, 2021

	Tactical Offensive Equity Fund		Tactical Offensive Core Fixed Income Fund
	2022	2021	2022	2021
Operations:
Net investment income	$11,228	$23,847	$4,371	$6,483
Net realized gain/(loss) from investments and futures contracts	23,452	110,941	(1,742)	(3,948)
Net realized gain/(loss) on forward foreign currency contracts and foreign currency transactions	(35)	14	3,900	(2,248)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(22,001)	584,642	(49,146)	(21,424)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts, foreign currency and translation of other assets and liabilities denominated in foreign currency	(24)	10	(388)	3,598
Net increase/(decrease) in net assets resulting from operations	12,620	719,454	(43,005)	(17,539)
Distributions:	(113,393)	(10,009)	(10,686)	(11,845)
Total distributions	(113,393)	(10,009)	(10,686)	(11,845)
Capital share transactions:(1)
Proceeds from shares issued	164,871	2,029,388	134,222	289,389
Reinvestment of dividends & distributions	113,080	9,978	10,659	11,807
Cost of shares redeemed	(257,308)	(652,451)	(62,043)	(523,938)
Net increase/(decrease) in net assets derived from capital share transactions	20,643	1,386,915	82,838	(222,742)
Net increase/(decrease) in net assets	(80,130)	2,096,360	29,147	(252,126)
Net assets:
Beginning of period	2,704,616	608,256	1,230,179	1,482,305
End of period	$2,624,486	$2,704,616	$1,259,326	$1,230,179
(1) See Note 6 in the Notes to Financial Statements for additional information.
Amount designated as "—" is $0 or has been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

STATEMENT OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended January 31, 2022 (Unaudited) and the period ended July 31, 2021

	Tactical Offensive Enhanced Fixed Income Fund
	2022	2021‡
Operations:
Net investment income	$6,427	$6,602
Net realized gain from investments	223	444
Net change in unrealized appreciation/(depreciation) on investments	(16,951)	(213)
Net increase/(decrease) in net assets resulting from operations	(10,301)	6,833
Distributions:	(6,692)	(5,755)
Total distributions	(6,692)	(5,755)
Capital share transactions:(1)
Proceeds from shares issued	33,136	338,151
Reinvestment of dividends & distributions	6,675	5,739
Cost of shares redeemed	(14,835)	(28,011)
Net increase in net assets derived from capital share transactions	24,976	315,879
Net increase in net assets	7,983	316,957
Net assets:
Beginning of period	316,957	—
End of period	$324,940	$316,957
‡ Commenced operations on January 12, 2021.
(1) See Note 6 in the Notes to Financial Statements for additional information.
Amount designated as "—" is $0.
The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

FINANCIAL HIGHLIGHTS

For the six month period ended January 31, 2022 (Unaudited) and years or period ended July 31,

For a share outstanding throughout the years or period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains/(losses) on securities(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total Return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding fees paid indirectly and including waivers)	Ratio of expenses to average net assets (excluding fees paid indirectly and waivers)	Ratio of net investment income to average net assets	Portfolio turnover†
Tactical Offensive Equity Fund
2022 @	$23.43	$0.10	$0.02	$0.12	$(0.22)	$(0.78)	$(1.00)	$22.55	0.38%	$2,624,486	0.50%	0.50%	0.67%	0.82%	2%
2021	17.24	0.20	6.07	6.27	(0.08)	–	(0.08)	23.43	36.45	2,704,616	0.50	0.50	0.68	0.99	18
2020(2)	15.64	0.22	1.61 ^	1.83	(0.22)	(0.01)	(0.23)	17.24	11.82	608,256	0.50	0.50	0.71	1.35	37
2019(3)	17.35	0.26	0.11 ^	0.37	(0.25)	(1.83)	(2.08)	15.64	4.12	2,559,635	0.50	0.50	0.69	1.58	148
2018	15.74	0.27	1.72	1.99	(0.26)	(0.12)	(0.38)	17.35	12.77	2,612,459	0.50	0.50	0.68	1.64	7
2017	13.59	0.24	2.04	2.28	(0.13)	–	(0.13)	15.74	16.87	2,268,322	0.50	0.50	0.69	1.68	8
Tactical Offensive Core Fixed Income Fund
2022 @	$9.73	$0.03	$(0.36)	$(0.33)	$(0.08)	$–	$(0.08)	$9.32	(3.40)%	$1,259,326	0.33%	0.33%	0.63%	0.69%	58%
2021	9.93	0.05	(0.16)	(0.11)	(0.09)	–	(0.09)	9.73	(1.13)	1,230,179	0.34	0.34	0.63	0.49	76
2020(4)	10.34	0.24	(0.42)	(0.18)	(0.23)	–	(0.23)	9.93	(1.79)	1,482,305	0.38	0.38	0.66	2.34	222
2019	9.99	0.30	0.48	0.78	(0.43)	–	(0.43)	10.34	8.03	1,557,559	0.38	0.38	0.66	2.95	61
2018	10.35	0.27	(0.34)	(0.07)	(0.29)	–	(0.29)	9.99	(0.71)	809,136	0.38	0.38	0.65	2.63	47
2017	10.59	0.26	(0.21)	0.05	(0.29)	–	(0.29)	10.35	0.51	1,323,854	0.38	0.38	0.66	2.52	48
Tactical Offensive Enhanced Fixed Income Fund
2022 @	$10.04	$0.20	$(0.50)	$(0.30)	$(0.19)	$(0.02)	$(0.21)	$9.53	(3.10)%	$324,940	0.58%	0.58%	0.84%	3.95%	10%
2021(5)	10.00	0.22	0.01	0.23	(0.19)	–	(0.19)	10.04	2.29	316,957	0.58	0.58	0.80	3.92	30

@ For the six month period ended January 31, 2022. All ratios for the period have been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) on securities calculated using average shares.

(2) For the period March 10, 2020 through June 3, 2020, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(3) For the period December 18, 2018 through March 24, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(4) For the period March 19, 2020 through June 16, 2020, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(5) Commenced operations on January 12, 2021.

† Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^ The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2022

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three registered funds: Tactical Offensive Equity, Tactical Offensive Core Fixed Income and Tactical Offensive Enhanced Fixed Income (each a “Fund”, collectively, the “Funds”) each of which are diversified Funds. The Tactical Offensive Enhanced Fixed Income Fund commenced operations on January 12, 2021. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Core Fixed Income Fund, the Tactical Offensive Enhanced Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s notice of its intent to redeem or formal redemption request (collectively, “Redemption Request”) will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser’s Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser’s formal redemption request; and exchange traded funds (“ETF”s) that are designed to track the performance of the broad equity market. When the Tactical Offensive Core Fixed Income and Tactical Offensive Enhanced Fixed Income Funds are not active components of the Adviser Managed Strategy, the Funds may invest up to 100% of their remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds’ investment goals.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

During the periods March 10, 2020 through June 3, 2020, and December 18, 2018 through March 24, 2019, the Tactical Offensive Equity Fund was not an active component of the Adviser Managed Strategy.

During the period March 19, 2020 through June 16, 2020, the Tactical Offensive Core Fixed Income Fund was not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date,

long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2022

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended January 31, 2022, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended January 31, 2022, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2022.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2022.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2022

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2022, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of January 31, 2022, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of January 31, 2022.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of January 31, 2022.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2022

the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2022, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of January 31, 2022.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

There were no outstanding credit default swaps as of January 31, 2022.

4. DERIVATIVE TRANSACTIONS

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2022

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments as of January 31, 2022 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
	Futures	Total	Futures	Total
Tactical Offensive Equity Fund	$6,524	$6,524	$—	$—
Total Exchange-Traded or Centrally Cleared	$6,524	$6,524	$—	$—

The Tactical Offensive Equity Fund had cash with an aggregate market value of $11,224 ($ Thousands) pledged as collateral for exchange-traded and centrally cleared derivative instruments as of January 31, 2022.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2022 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Tactical Offensive Core Fixed Income Fund	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Brown Brothers Harriman	$615	$615	$302	$302	$313	$—	$313
Total Over the Counter	$615	$615	302	$302

(1) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure to OTC financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by ISDA Master Agreements as of January 31, 2022.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2022, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.20%	0.25%	0.75%	0.50%
Tactical Offensive Core Fixed Income Fund	0.15	0.25	0.70	0.33	(1)
Tactical Offensive Enhanced Fixed Income Fund	0.30	0.25	0.90	0.58

(1) Prior to September 25, 2020, the voluntary expense limitation was 0.38%.

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees
	First $2.5 Billion	Next $500 Million	Over $3 Billion
Tactical Offensive Equity Fund	0.200%	0.1650%	0.120%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Tactical Offensive Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tactical Offensive Enhanced Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

As of January 31, 2022, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds:

Investment Sub-Adviser

Tactical Offensive Equity Fund

SSgA Funds Management, Inc.

Tactical Offensive Core Fixed Income Fund

SSgA Funds Management, Inc.

Tactical Offensive Enhanced Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six month period ended January 31, 2022.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2022

Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six month period ended January 31, 2022, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the adviser or sub-adviser is passively seeking to replicate in accordance with the Fund’s investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the six month period ended January 31, 2022, the Trust had not participated in the Program.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the six month period ended January 31, 2022 (Unaudited) and the year or period ended July 31, 2021 for the Funds were as follows (Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Core Fixed Income Fund		Tactical Offensive Enhanced Fixed Income Fund
	2022	2021	2022	2021	2022	2021‡
Shares Issued	6,935	111,738	14,025	29,672	3,355	33,817
Shares Issued in Lieu of Dividends and Distributions	4,785	493	1,117	1,214	679	577
Shares Redeemed	(10,728)	(32,099)	(6,484)	(53,700)	(1,501)	(2,814)
Increase/(Decrease) in capital share transactions	992	80,132	8,658	(22,814)	2,533	31,580

‡ Commenced operations on January 12, 2021.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the six month period ended January 31, 2022, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$43,308	$43,308
Sales	—	129,811	129,811
Tactical Offensive Core Fixed Income Fund
Purchases	737,393	58,625	796,018
Sales	673,628	37,681	711,309
Tactical Offensive Enhanced Fixed Income Fund
Purchases	—	55,210	55,210
Sales	—	32,175	32,175

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Distributions ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
2021	$10,009	$—	$—	$10,009
2020	36,673	822	—	37,495
Tactical Offensive Core Fixed Income Fund
2021	11,845	—	—	11,845
2020	34,147	—	—	34,147
Tactical Offensive Enhanced Fixed Income Fund
2021	5,755	—	—	5,755

As of July 31, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Tactical Offensive Equity Fund	$40,063	$56,497	$—	$—	$614,437	$—	$710,997
Tactical Offensive Core Fixed Income Fund	3,309	—	(11,192)	(9,167)	(3,812)	(1,990)	(22,852)
Tactical Offensive Enhanced Fixed Income Fund	1,331	—	—	—	(228)	(25)	1,078

Post-October losses represent losses realized on investment transactions from November 1, 2020 through July 31, 2021 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Other temporary differences are primarily consist mark to market of forward foreign currency contracts and PFICs, straddle loss deferrals, and defaulted bond and perpetual bond adjustments.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tactical Offensive Core Fixed Income Fund	$2,163	$9,029	$11,192

For Federal income tax purposes, the cost of securities owned at January 31, 2022, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, partnership basis adjustments, mark-to-market of futures and forwards contracts, corporate actions, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2022

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at January 31, 2022, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$1,812,820	$642,861	$(44,817)	$598,044
Tactical Offensive Core Fixed Income Fund	1,304,137	1,011	(53,514)	(52,503)
Tactical Offensive Enhanced Fixed Income Fund	336,335	1,676	(18,840)	(17,164)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of July 31, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in a Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Funds’ shares may be periodically sold and repurchased at the direction of the Financial

Adviser. These large redemptions and repurchases will have significant effects on the management of the Funds and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Funds may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Funds will not be invested pursuant to its investment strategy during such time. When the Funds are required to rapidly liquidate a substantial portion of their portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Funds may be forced to sell securities at below current market values or the Funds’ selling activity may drive down the market value of securities being sold. The Funds may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Funds receive a large purchase order as a result of the Adviser Managed Strategy, the Funds may be required to rapidly purchase portfolio securities. This may cause the Funds to incur higher than normal transaction costs or may require the Funds to purchase portfolio securities at above current market values. Further, the Funds’ purchasing activity may drive up the market value of securities being purchased or the Funds may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Funds are not an active component of the Adviser Managed Strategy, the Fund’s investments may not be consistent with the Fund’s investment goal, and the Funds may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of the Funds’ assets among Indexes and for direct management will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may invest in fixed income securities rated below investment grade (also known as high yield securities or junk bonds) that involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may invest in corporate fixed income securities which respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Funds’ investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Derivatives Risk — The Funds' use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds' use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds' use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may be subject to the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2022

flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may be subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the Tactical Offensive Equity Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole and the risk that the Tactical Offensive Core Fixed Income Fund or the Tactical Offensive Enhanced Fixed Income Fund’s investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds’ management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associates with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Tactical Offensive Core Fixed Income Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as re-financings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Tactical Offensive Core Fixed Income Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Portfolio Turnover Risk — Due to their investment strategy, the Funds may buy and sell securities

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Tactical Offensive Core Fixed Income Fund or the Tactical Offensive Enhanced Fixed Income Fund to invest the proceeds at generally lower interest rates.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Tactical Offensive Equity Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Tactical Offensive Equity Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tracking Error Risk — The risk that the Funds’ performance may vary substantially from the performance of the indexes they track as a result of cash flows, fund expenses, imperfect correlation between the Funds’ investments and the indexes’ components and other factors.

U.S. Government Securities Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may invest in U.S. Government securities, which are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of January 31, 2022, SPTC held of record the following percentage of outstanding shares of each Fund:

Tactical Offensive Equity Fund	99.99%
Tactical Offensive Core Fixed Income Fund	99.99%
Tactical Offensive Enhanced Fixed Income Fund	99.97%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

11. REGULATORY MATTERS

LIBOR Replacement — The elimination of the London Inter-Bank Offered Rate (LIBOR) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

January 31, 2022

develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2022, except as follows:

Pursuant to the Adviser Managed Strategy, each of the Financial Adviser and another investment adviser (“Second Financial Adviser”) reallocated all of its clients' assets from the Tactical Offensive Equity and Tactical Offensive Enhanced Fixed Income Funds to an affiliated money market fund. The reallocation resulted in a redemption from the Tactical Offensive Equity Fund on March 1, 2022 in the amount of approximately $2.0 billion or approximately 99.99% of its assets and the Fund is not currently an active component of the Adviser Managed Strategy. The reallocation also resulted in the redemption of all of the outstanding shares of the Tactical Offensive Enhanced Fixed Income Fund, and the Fund liquidated and terminated on March 1, 2022.

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2022

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2021 through January 31, 2022).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,003.80	0.50%	$2.53
Hypothetical 5% Return
Class A	$1,000.00	$1,022.68	0.50%	$2.55

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Core Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$966.00	0.33%	$1.64
Hypothetical 5% Return
Class A	$1,000.00	$1,023.54	0.33%	$1.68

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Enhanced Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$969.00	0.58%	$2.88
Hypothetical 5% Return
Class A	$1,000.00	$1,022.28	0.58%	$2.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Adviser Managed Trust / Semi-Annual Report / January 31, 2022

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ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2022

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

AMT (1/22)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Equity Fund, Tactical Offensive Core Fixed Income Fund and Tactical Offensive Enhanced Fixed Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 7, 2022

By	/s/ Ankit Puri
Ankit Puri, Controller & CFO

Date: April 7, 2022